UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Income Funds
Mutual Funds
Nuveen Taxable Fixed
February 29, 2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Credit Income Fund FJSIX FCSIX — FJSYX
Nuveen Flexible Income Fund NWQAX NWQCX NQWFX NWQIX
Nuveen Floating Rate Income Fund NFRAX NFFCX NFRFX NFRIX
Nuveen High Yield Income Fund NCOAX NCFCX NCSRX NCOIX
Nuveen Preferred Securities and Income Fund NPSAX NPSCX NPSFX NPSRX
Nuveen Strategic Income Fund FCDDX FCBCX FSFRX FCBYX

Table
of Contents
Important Notices 3
Risk Considerations and Dividend Information 4
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios and Holdings Summaries 8
Yields 21
Expense Examples 23
Portfolios of Investments 25
Statement of Assets and Liabilities 98
Statement of Operations 100
Statement of Changes in Net Assets 102
Financial Highlights 106
Notes to Financial Statements 118
Shareholder Meeting Report 136
Additional Fund Information 137
Glossary of Terms Used in this Report 138
Liquidity Risk Management Program 140

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s August 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and Holding
Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). The
Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended August 31, 2024.
Nuveen High Yield Income Fund - Portfolio Manager Update
Effective December 29, 2023, Kristal Seales, CFA, was added as a portfolio manager of Nuveen High Yield Income Fund. There were no other changes to the portfolio management of the Fund during the reporting period.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen Credit Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. This Fund is subject to the risks of investing in loans, including senior loans and secured and unsecured junior loans.
Unsecured loans are not backed by a security interest in collateral and involve a higher degree of risk than secured loans. Loans are also subject to settlement risk due to the lack of established settlement standards or remedies for failure to settle, and may have limited restrictive covenants on borrowers, which may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. The Fund may also invest in a pool of loans through collateralized loan obligations (CLOs). In addition to the risks associated with loans and high yield securities, CLOs are subject to the risk that distributions from the collateral may not be adequate to make interest or other payments owed to the Fund. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments. Preferred securities are subordinate to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk.
Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities
(CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as call, derivatives, illiquid investments, interest rate, market, and valuation risks, are described in detail in the
Fund’s prospectus.
Nuveen Flexible Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt and fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk and adverse economic developments. Concentration in the financial services sector may involve greater exposure to adverse economic or regulatory occurrences. Equity investments such as those held by the Fund, are subject to market risk, common stock risk, covered call risk, short sale risk, and derivatives risk.
Nuveen Floating Rate Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the underlying securities. This Fund is subject to loan settlement risk due to the lack of established settlement standards or remedies for failure to settle.
Nuveen High Yield Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk.
Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan settlement risk due to the lack of established settlement standards or remedies for failure to settle and covenant lite loan risk, which is the risk that loans with limited restrictive covenants on borrowers may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. Non-U.S.
investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, call, derivatives, income, and unrated securities risks, are described in detail in the Fund’s prospectus.
Nuveen Preferred Securities and Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, illiquid securities risk, concentration risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk.
Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company's common stock. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
Nuveen Strategic Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, dollar roll transaction risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The Fund gains additional exposure to currency rates, and therefore to the risk of currency fluctuation, through investment in foreign currency contracts. The risks of foreign investments are magnified in emerging markets.
Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer
Income Tax Information within the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of a Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented within the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
Bloomberg Capital Securities Index:
An Index designed to measure the performance of USD-denominated preferred securities, including Tier 1 and Tier 2 securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index:
An issuer-constrained version of the U.S.
Corporate High Yield Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market that limits each issuer to 2% of the index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Credit Suisse Leveraged Loan Index:
An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Contingent Capital Securities (USD Hedged) Index:
An index designed to measure the performance of all
contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and sub-investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Fixed Rate Preferred Securities Index:
An Index designed to measure the performance of investment
grade fixed-rate, USD-denominated preferred securities issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Corporate Index:
An index comprised of USD-denominated investment grade, fixed-rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining to maturity and a minimum amount outstanding of $250 million. Index returns assume reinvestment of distributions, but do not include the effects of any sales charges or management fees.
ICE BofA U.S. High Yield Index:
An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index:
An index designed to measure the performance of USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Flexible Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Flexible Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Global High Yield Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Global High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper High Yield Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Loan Participation Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Loan Participation Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Multi-Sector Income Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Multi-Sector Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Credit Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 29, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Bond Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
February 29, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 8/30/01 7.21% 12.44% 3.44% 3.01% 1.25% 1.03%
Class A at maximum Offering Price 8/30/01 2.08% 7.16% 2.42% 2.51% — —
Bloomberg U.S. Corporate High
Yield 2% Issuer Capped Bond Index — 6.18% 11.01% 4.14% 4.34% — —
Lipper Global High Yield Funds
Classification Average — 6.03% 9.74% 3.18% 3.31% — —
Class C at NAV 8/30/01 6.82% 11.61% 2.64% 2.40% 2.00% 1.78%
Class C at maximum Offering Price 8/30/01 5.82% 11.61% 2.64% 2.40% — —
Class I 8/30/01 7.51% 12.90% 3.67% 3.27% 1.00% 0.78%

Fund Performance, Expense Ratios and Holdings Summaries
February 29,
2024 (continued)
Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Corporate Bonds 59 .2%
Asset-Backed and Mortgage-
Backed Securities 20 .4%
Variable Rate Senior Loan
Interests 8 .5%
Sovereign Debt 3 .9%
$1,000 Par (or similar)
Institutional Preferred 3 .4%
Contingent Capital Securities 2 .7%
$25 Par (or similar) Retail
Preferred 0 .5%
Common Stocks 0 .0%
Investments Purchased with
Collateral from Securities
Lending 5 .4%
Repurchase Agreements 1 .7%
Other Assets & Liabilities, Net (5.7)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Oil, Gas & Consumable Fuels 14.4%
Media 8.2%
Health Care Providers & Services 7.0%
Chemicals 5.9%
Diversified Telecommunication
Services 5.9%
Hotels, Restaurants & Leisure 5.2%
Insurance 4.7%
Metals & Mining 4.4%
Specialty Retail 4.3%
Passenger Airlines 2.9%
Electric Utilities 2.7%
Energy Equipment & Services 2.6%
Consumer Finance 2.3%
Containers & Packaging 2.1%
Food Products 1.9%
Broadline Retail 1.7%
Beverages 1.6%
Specialized REITs 1.5%
Professional Services 1.5%
Software 1.5%
Air Freight & Logistics 1.3%
Automobile Components 1.3%
Gas Utilities 1.2%
Capital Markets 1.2%
Financial Services 1.0%
Other 11.7%
Total 100%
Bond Credit Quality
(% of total long-term fixed income)
BBB 7.9%
BB or Lower 79.9%
N/R (not rated) 12.2%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Flexible Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 29, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Flexible Income Blended Benchmark. The Fund’s
Blended Benchmark consist of: 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% (1.25%
after July 31, 2025) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2025, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
February 29, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/09/09 4.82% 6.34% 2.84% 3.85% 1.03% 0.96%
Class A at maximum Offering Price 12/09/09 (0.16)% 1.29% 1.84% 3.35% — —
Bloomberg U.S. Aggregate Bond
Index — 2.35% 3.33% 0.56% 1.43% — —
Flexible Income Blended Benchmark — 5.05% 8.54% 2.98% 3.45% — —
Lipper Flexible Income Funds
Classification Average — 6.87% 5.79% 3.05% 3.66% — —
Class C at NAV 12/09/09 4.38% 5.49% 2.07% 3.24% 1.78% 1.71%
Class C at maximum Offering Price 12/09/09 3.38% 5.49% 2.07% 3.24% — —
Class I 12/09/09 4.95% 6.61% 3.09% 4.11% 0.78% 0.71%
Total Returns as of
February 29, 2024**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 4.97% 6.68% 3.17% 3.98% 0.72% 0.65%

Fund Performance, Expense Ratios and Holding Summaries
February 29,
2024 (continued)
Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Corporate Bonds 50 .8%
$1,000 Par (or similar)
Institutional Preferred 28 .3%
Common Stocks 9 .7%
$25 Par (or similar) Retail
Preferred 7 .2%
Convertible Preferred Securities 1 .1%
Convertible Bonds 0 .5%
Investments Purchased with
Collateral from Securities
Lending 3 .5%
Repurchase Agreements 1 .5%
Other Assets & Liabilities, Net (2.6)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
nVent Electric PLC 0.4%
Sanofi, ADR 0.4%
Huntington Ingalls Industries Inc 0.4%
McDonald's Corp 0.4%
Parker-Hannifin Corp 0.4%
Portfolio Composition
1
(% of net assets)
Banks 10.7%
Utilities 10.1%
Media & Entertainment 7.5%
Capital Goods 7.2%
Financial Services 7.0%
Energy 5.9%
Telecommunication Services 5.5%
Insurance 5.2%
Technology Hardware &
Equipment 5.0%
Materials 4.8%
Automobiles & Components 4.8%
Health Care Equipment &
Services 3.6%
Food, Beverage & Tobacco 3.6%
Software & Services 2.4%
Consumer Discretionary
Distribution & Retail 2.4%
Consumer Services 2.3%
Consumer Staples Distribution
& Retail 2.3%
Equity Real Estate Investment
Trusts (Reits) 2.1%
Pharmaceuticals, Biotechnology
& Life Sciences 2.0%
Semiconductors &
Semiconductor Equipment 1.8%
Transportation 1.4%
Investments Purchased with
Collateral from Securities
Lending 3.5%
Repurchase Agreements 1.5%
Other Assets & Liabilities, Net (2.6)%
Net Assets 100%
Bond Credit Quality
(% of total long-term fixed income)
A 3.3%
BBB 57.8%
BB or Lower 37.1%
N/R (not rated) 1.8%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Floating Rate Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 29, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Credit Suisse Leverage Loan Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
February 29, 2024**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 5/02/11 5.67% 9.86% 4.49% 3.70% 1.03%
Class A at maximum Offering Price 5/02/11 2.50% 6.56% 3.86% 3.39% —
Credit Suisse Leveraged Loan Index — 5.50% 11.37% 5.10% 4.51% —
Lipper Loan Participation Funds Classification
Average — 4.92% 10.16% 3.85% 3.39% —
Class C at NAV 5/02/11 5.29% 9.05% 3.71% 3.08% 1.78%
Class C at maximum Offering Price 5/02/11 4.29% 9.05% 3.71% 3.08% —
Class I 5/02/11 5.81% 10.14% 4.75% 3.97% 0.78%
Total Returns as of
February 29, 2024**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class R6 1/28/15 5.78% 10.20% 4.83% 4.36% 0.71%

Fund Performance, Expense Ratios and Holdings Summaries
February 29,
2024 (continued)
Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 83 .8%
Corporate Bonds 10 .7%
Common Stocks 1 .8%
Exchange-Traded Funds 1 .1%
Warrants 0 .9%
Convertible Preferred Securities 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .2%
Short-Term Investment
Companies 1 .8%
Other Assets & Liabilities, Net (0.3)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Health Care Providers & Services 17.2%
Commercial Services & Supplies 14.4%
Diversified Telecommunication
Services 9.4%
Hotels, Restaurants & Leisure 9.2%
Media 8.6%
Oil, Gas & Consumable Fuels 6.4%
Containers & Packaging 5.2%
Passenger Airlines 5.2%
Insurance 3.7%
Aerospace & Defense 3.1%
Other 17.6%
Total 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 5.9%
BB or Lower 86.5%
N/R (not rated) 7.6%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen High Yield Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 29, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through July 31,
2025 or 1.35% after July 31, 2025 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2025 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
February 29, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 4/28/10 6.68% 11.10% 3.34% 3.43% 1.09% 1.02%
Class A at maximum Offering Price 4/28/10 1.61% 5.83% 2.34% 2.93% — —
ICE BofA U.S. High Yield Index — 6.15% 10.97% 3.99% 4.26% — —
Lipper High Yield Funds
Classification Average — 5.64% 9.98% 3.62% 3.47% — —
Class C at NAV 4/28/10 6.27% 10.27% 2.57% 2.81% 1.84% 1.77%
Class C at maximum Offering Price 4/28/10 5.27% 10.27% 2.57% 2.81% — —
Class I 4/28/10 6.80% 11.36% 3.59% 3.69% 0.84% 0.77%
Total Returns as of
February 29, 2024**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 10/1/14 6.91% 11.48% 3.73% 4.01% 0.70% 0.63%

Fund Performance, Expense Ratios and Holding Summaries
February 29,
2024 (continued)
Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Corporate Bonds 78 .3%
Variable Rate Senior Loan
Interests 13 .3%
$1,000 Par (or similar)
Institutional Preferred 2 .1%
Exchange-Traded Funds 1 .1%
Contingent Capital Securities 0 .6%
Common Stocks 0 .5%
Warrants 0 .5%
Investments Purchased with
Collateral from Securities
Lending 5 .8%
Short-Term Investment
Companies 3 .8%
Other Assets & Liabilities, Net (6.0)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Energy 13.5%
Materials 9.2%
Media & Entertainment 8.0%
Financial Services 6.4%
Consumer Discretionary
Distribution & Retail 5.8%
Health Care Equipment &
Services 5.4%
Telecommunication Services 4.6%
Insurance 4.5%
Capital Goods 4.2%
Transportation 4.1%
Consumer Services 4.0%
Software & Services 3.8%
Utilities 3.7%
Commercial & Professional
Services 3.0%
Automobiles & Components 2.9%
Equity Real Estate Investment
Trusts (Reits) 2.8%
Food, Beverage & Tobacco 2.8%
Pharmaceuticals, Biotechnology
& Life Sciences 1.8%
Technology Hardware &
Equipment 1.6%
Real Estate Management &
Development 1.0%
Household & Personal Products 0.7%
Banks 0.6%
Consumer Staples Distribution
& Retail 0.5%
Consumer Durables & Apparel 0.4%
Other 0.0%
Exchange-Traded Funds 1.1%
Investments Purchased with
Collateral from Securities
Lending 5.8%
Short-Term Investment
Companies 3.8%
Other Assets & Liabilities, Net (6.0)%
Net Assets 100%
Top Five Holdings
(% of net assets)
State Street Navigator Securities
Lending Government Money
Market Portfolio 5.8%
BlackRock Liquidity Funds
T-Fund 3.8%
Venture Global LNG Inc 1.1%
Invesco Senior Loan ETF 1.1%
Hilcorp Energy I LP / Hilcorp
Finance Co 1.0%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 5.4%
BB or Lower 92.5%
N/R (not rated) 2.1%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred Securities and Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 29, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Preferred Securities and Income Blended Benchmark.
The Fund’s Blended Benchmark consists of: 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capi-
tal Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
February 29, 2024**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 12/19/06 7.82% 3.56% 3.55% 4.28% 1.01%
Class A at maximum Offering Price 12/19/06 2.70% (1.34)% 2.55% 3.78% —
ICE BofA U.S. All Capital Securities Index — 8.92% 6.14% 3.49% 4.65% —
Preferred Securities and Income Blended Benchmark — 8.67% 3.51% 3.17% 4.59% —
Lipper Flexible Income Funds Classification Average — 6.87% 5.79% 3.05% 3.66% —
Class C at NAV 12/19/06 7.49% 2.86% 2.79% 3.66% 1.76%
Class C at maximum Offering Price 12/19/06 6.49% 2.86% 2.79% 3.66% —
Class I 12/19/06 8.01% 3.89% 3.82% 4.55% 0.76%
Total Returns as of
February 29, 2024**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class R6 6/30/16 7.97% 3.90% 3.90% 4.34% 0.69%

Fund Performance, Expense Ratios and Holdings Summaries
February 29,
2024 (continued)
Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 49 .8%
Contingent Capital Securities 30 .5%
$25 Par (or similar) Retail
Preferred 16 .6%
Corporate Bonds 1 .5%
Investments Purchased with
Collateral from Securities
Lending 2 .7%
Repurchase Agreements 0 .0%
Other Assets & Liabilities, Net (1.1)%
Net Assets 100%
Top Five Holdings
(% of net assets)
State Street Navigator Securities
Lending Government Money
Market Portfolio 2.7%
HSBC Holdings PLC 1.7%
JPMorgan Chase & Co 1.4%
Assured Guaranty Municipal
Holdings Inc 1.4%
Assurant Inc 1.2%
Portfolio Composition
1
(% of net assets)
Banks 50.9%
Insurance 15.0%
Financial Services 14.4%
Food, Beverage & Tobacco 4.4%
Energy 3.9%
Other 9.8%
Investments Purchased with
Collateral from Securities
Lending 2.7%
Repurchase Agreements 0.0%
Other Assets & Liabilities, Net (1.1)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 65.6%
BB or Lower 30.8%
N/R (not rated) 3.6%
Total 100%
Country Allocation
2
(% of net assets)
United States 58 .1%
United Kingdom 11 .2%
France 7 .7%
Switzerland 4 .3%
Canada 3 .6%
Spain 2 .9%
Netherlands 2 .5%
Australia 1 .5%
Germany 1 .4%
Ireland 1 .4%
Other 3 .8%
Investments Purchased with
Collateral from Securities
Lending 2 .7%
Other Assets & Liabilities, Net ( 1 .1 ) %
Net Assets 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2
Includes 2.3% (as a percentage of net assets) in emerging market countries.

Nuveen Strategic Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 29, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For Purposes of Fund performance, relative results are measured against the Bloomberg U.S. Aggregate Bond Index.
** Class A Shares have a maximum 4.25% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund Shares. However, because the Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
February 29, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 2/01/00 5.06% 7.12% 3.03% 2.72% 0.96% 0.83%
Class A at maximum Offering Price 2/01/00 0.63% 2.54% 2.15% 2.27% — —
Bloomberg U.S. Aggregate Bond
Index — 2.35% 3.33% 0.56% 1.43% — —
Lipper Multi-Sector Income Funds
Classification Average — 4.38% 6.47% 1.96% 2.61% — —
Class C at NAV 2/01/00 4.56% 6.32% 2.26% 2.11% 1.71% 1.59%
Class C at maximum Offering Price 2/01/00 3.56% 6.32% 2.26% 2.11% — —
Class I 2/01/00 5.19% 7.39% 3.29% 2.97% 0.71% 0.58%
Total Returns as of
February 29, 2024**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 1/20/15 5.22% 7.48% 3.38% 3.01% 0.62% 0.50%

Fund Performance, Expense Ratios and Holdings Summaries
February 29,
2024 (continued)
Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 50 .2%
Corporate Bonds 23 .5%
$1,000 Par (or similar)
Institutional Preferred 7 .4%
Sovereign Debt 6 .2%
Variable Rate Senior Loan
Interests 5 .2%
Contingent Capital Securities 3 .0%
$25 Par (or similar) Retail
Preferred 0 .1%
Investments Purchased with
Collateral from Securities
Lending 0 .9%
Repurchase Agreements 4 .9%
Other Assets & Liabilities, Net (1.4)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Oil, Gas & Consumable Fuels 12.5%
Banks 11.8%
Electric Utilities 5.5%
Wireless Telecommunication
Services 4.5%
Insurance 4.1%
Chemicals 3.8%
Financial Services 3.3%
Capital Markets 3.3%
Metals & Mining 3.2%
Trading Companies &
Distributors 2.6%
Beverages 2.5%
Energy Equipment & Services 2.4%
Hotels, Restaurants & Leisure 2.4%
Diversified Telecommunication
Services 2.3%
Pharmaceuticals 2.2%
Health Care Providers & Services 2.1%
Broadline Retail 2.0%
Media 1.8%
Passenger Airlines 1.8%
Specialty Retail 1.8%
Semiconductors &
Semiconductor Equipment 1.8%
Retail Reits 1.7%
Food Products 1.7%
Independent Power And
Renewable Electricity Prod 1.5%
Diversified Reits 1.2%
Other 16.2%
Total 100%
Bond Credit Quality
(% of total long-term fixed income)
AAA 3.9%
AA 4.3%
A 11.5%
BBB 31.6%
BB or Lower 28.9%
N/R (not rated) 19.8%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of February 29, 2024

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable.
Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Credit Income Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 7.31% 6.96% 7.93%
SEC 30-Day Yield - Subsidized 7.17% 6.74% 7.82%
SEC 30-Day Yield - Unsubsidized 6.92% 6.48% 7.56%
Nuveen Flexible Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4.73% 4.20% 5.29% 5.22%
SEC 30-Day Yield - Subsidized 4.89% 4.39% 5.46% 5.39%
SEC 30-Day Yield - Unsubsidized 4.80% 4.30% 5.37% 5.30%
Nuveen Floating Rate Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 8.85% 8.36% 9.44% 9.37%
SEC 30-Day Yield 8.25% 7.73% 8.85% 8.77%
Nuveen High Yield Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 6.80% 6.36% 7.50% 7.37%
SEC 30-Day Yield - Subsidized 6.70% 6.28% 7.43% 7.30%
SEC 30-Day Yield - Unsubsidized 6.64% 6.22% 7.37% 7.23%
Nuveen Preferred Securities and Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5.51% 5.03% 6.08% 6.02%
SEC 30-Day Yield 5.63% 5.17% 6.25% 6.17%

Nuveen Strategic Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5.69% 5.20% 6.32% 6.22%
SEC 30-Day Yield - Subsidized 5.96% 5.47% 6.57% 6.47%
SEC 30-Day Yield - Unsubsidized 6.10% 5.34% 6.45% 6.35%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 29, 2024.
The beginning of the period is September 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Credit Income Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,072.10 $ 1,068.20 $ 1,075.10
Expenses Incurred During the Period $ 5.72 $ 9.56 $ 4.44
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.37 $ 1,015.64 $ 1,020.61
Expenses Incurred During the Period $ 5.57 $ 9.32 $ 4.32
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.11%, 1.86% and 0.86% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Flexible Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,048.20 $ 1,043.80 $ 1,049.70 $ 1,049.50
Expenses Incurred During the Period $ 4.89 $ 8.69 $ 3.31 $ 3.62
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.08 $ 1,016.35 $ 1,021.65 $ 1,021.33
Expenses Incurred During the Period $ 4.82 $ 8.57 $ 3.27 $ 3.57
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.65% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Floating Rate Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,056.70 $ 1,052.90 $ 1,057.80 $ 1,058.10
Expenses Incurred During the Period $ 5.22 $ 9.03 $ 3.53 $ 3.94
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.81 $ 1,016.09 $ 1,021.44 $ 1,021.06
Expenses Incurred During the Period $ 5.12 $ 8.87 $ 3.47 $ 3.87
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.02%, 1.77%, 0.69% and 0.77% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen High Yield Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,066.80 $ 1,062.70 $ 1,069.10 $ 1,068.00
Expenses Incurred During the Period $ 5.29 $ 9.13 $ 3.24 $ 4.01
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.76 $ 1,016.03 $ 1,021.74 $ 1,021.01
Expenses Incurred During the Period $ 5.17 $ 8.92 $ 3.17 $ 3.92
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.03%, 1.78%, 0.63% and 0.78% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Preferred Securities and Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,078.20 $ 1,074.90 $ 1,079.70 $ 1,080.10
Expenses Incurred During the Period $ 5.43 $ 9.29 $ 3.72 $ 4.14
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.65 $ 1,015.93 $ 1,021.29 $ 1,020.90
Expenses Incurred During the Period $ 5.27 $ 9.02 $ 3.62 $ 4.02
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.05%, 1.80%, 0.72% and 0.80% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Strategic Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,050.60 $ 1,045.60 $ 1,052.20 $ 1,051.90
Expenses Incurred During the Period $ 4.28 $ 8.09 $ 2.50 $ 3.01
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.70 $ 1,016.95 $ 1,022.41 $ 1,021.93
Expenses Incurred During the Period $ 4.22 $ 7.97 $ 2.46 $ 2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.59%, 0.49% and 0.59% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Nuveen Credit Income Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.6%
X –
CORPORATE BONDS - 59.2% X 48,481,271
Automobiles & Components - 0.8%
$ 500 Dana Inc 4.500% 2/15/32 $ 419,955
250 (b) Goodyear Tire & Rubber Co/The 5.250% 7/15/31 225,620
Total Automobiles & Components 645,575
Banks - 0.2%
200 Turkiye Garanti Bankasi AS, 144A 8.375% 2/28/34 201,024
Total Banks 201,024
Capital Goods - 1.3%
325 AAR Escrow Issuer LLC, 144A , (WI/DD) 6.750% 3/15/29 328,072
250 Albion Financing 2 Sarl , 144A 8.750% 4/15/27 249,979
290 Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC, 144A
9.000% 2/15/29 296,333
200 IHS Netherlands Holdco BV, 144A 8.000% 9/18/27 178,771
Total Capital Goods 1,053,155
Commercial & Professional Services - 1.7%
200 Ambipar Lux Sarl , 144A 9.875% 2/06/31 198,732
200 GTCR W-2 Merger Sub LLC, 144A 7.500% 1/15/31 208,600
300 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 261,750
250 (b) MPH Acquisition Holdings LLC, 144A 5.750% 11/01/28 199,375
250 Prime Security Services Borrower LLC / Prime Finance Inc ,
144A
6.250% 1/15/28 246,671
300 VT Topco Inc , 144A 8.500% 8/15/30 312,885
Total Commercial & Professional Services 1,428,013
Consumer Discretionary Distribution & Retail - 3.5%
500 Avis Budget Car Rental LLC / Avis Budget Finance Inc , 144A 8.000% 2/15/31 482,713
250 Hertz Corp/The, 144A 4.625% 12/01/26 221,303
500 (c) JSM Global Sarl , 144A 4.750% 10/20/30 107,500
600 Kohl's Corp 4.625% 5/01/31 472,500
250 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 224,512
200 LCM Investments Holdings II LLC, 144A 8.250% 8/01/31 204,119
250 Macy's Retail Holdings LLC, 144A 6.125% 3/15/32 232,693
300 Michaels Cos Inc /The, 144A 7.875% 5/01/29 193,711
100 Michaels Cos Inc /The, 144A 5.250% 5/01/28 77,640
500 Staples Inc , 144A 7.500% 4/15/26 480,707
125 Staples Inc , 144A 10.750% 4/15/27 114,375
75 Wand NewCo 3 Inc , 144A 7.625% 1/30/32 77,062
Total Consumer Discretionary Distribution & Retail 2,888,835
Consumer Durables & Apparel - 0.3%
225 Amer Sports Co, 144A 6.750% 2/16/31 223,922
Total Consumer Durables & Apparel 223,922
Consumer Services - 3.1%
300 Arcos Dorados BV, 144A 6.125% 5/27/29 293,910
300 Churchill Downs Inc , 144A 5.750% 4/01/30 288,257
300 Fortune Star BVI Ltd, Reg S 6.850% 7/02/24 293,191
245 Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc, 144A
6.625% 1/15/32 244,999
300 NCL Corp Ltd, 144A 5.875% 3/15/26 293,025
335 Raising Cane's Restaurants LLC, 144A 9.375% 5/01/29 356,846

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services (continued)
$ 330 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 $ 350,024
155 Royal Caribbean Cruises Ltd, 144A , (WI/DD) 6.250% 3/15/32 155,414
250 Wynn Macau Ltd, 144A 5.625% 8/26/28 234,890
Total Consumer Services 2,510,556
Consumer Staples Distribution & Retail - 0.2%
150 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 150,931
Total Consumer Staples Distribution & Retail 150,931
Energy - 10.0%
400 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 412,500
300 Citgo Petroleum Corp, 144A 8.375% 1/15/29 315,051
110 Civitas Resources Inc , 144A 8.625% 11/01/30 117,709
155 Civitas Resources Inc , 144A 8.750% 7/01/31 164,838
230 CNX Midstream Partners LP, 144A 4.750% 4/15/30 201,216
510 (b) CNX Resources Corp, 144A 7.250% 3/01/32 508,228
200 (b) Cosan Luxembourg SA, 144A 7.250% 6/27/31 203,520
250 Delek Logistics Partners LP / Delek Logistics Finance Corp,
144A , (WI/DD)
8.625% 3/15/29 250,266
175 EQM Midstream Partners LP, 144A 6.375% 4/01/29 175,502
250 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 251,730
250 Global Partners LP / GLP Finance Corp, 144A 8.250% 1/15/32 256,426
200 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 193,416
450 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 8.375% 11/01/33 483,413
250 Kinetik Holdings LP, 144A 6.625% 12/15/28 253,076
360 Kodiak Gas Services LLC, 144A 7.250% 2/15/29 366,507
300 Kosmos Energy Ltd, 144A 7.750% 5/01/27 285,135
250 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 242,551
375 New Fortress Energy Inc , 144A 6.500% 9/30/26 362,077
145 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
8.375% 2/15/32 147,288
110 NGL Energy Partners LP, 144A 8.125% 2/15/29 111,037
295 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 302,281
170 Permian Resources Operating LLC, 144A 7.000% 1/15/32 174,552
300 Peru LNG Srl , 144A 5.375% 3/22/30 257,269
100 Talos Production Inc , 144A 9.000% 2/01/29 102,206
125 Transocean Aquila Ltd, 144A 8.000% 9/30/28 127,344
300 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 307,875
200 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 198,972
630 Venture Global LNG Inc , 144A 8.125% 6/01/28 640,021
765 Venture Global LNG Inc , 144A 9.875% 2/01/32 805,454
Total Energy 8,217,460
Equity Real Estate Investment Trusts (REITs) - 1.6%
505 HAT Holdings I LLC / HAT Holdings II LLC, 144A 8.000% 6/15/27 524,349
300 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 280,525
400 (b) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 327,225
190 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 196,668
Total Equity Real Estate Investment Trusts (REITs) 1,328,767
Financial Services - 2.9%
425 FirstCash Inc , 144A 6.875% 3/01/32 420,800
335 Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A 9.750% 1/15/29 350,075
250 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 229,613
180 Nationstar Mortgage Holdings Inc , 144A 7.125% 2/01/32 177,045
500 OneMain Finance Corp 3.875% 9/15/28 436,847

Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services (continued)
$ 250 OneMain Finance Corp 6.625% 1/15/28 $ 248,580
500 PennyMac Financial Services Inc , 144A 7.875% 12/15/29 511,805
Total Financial Services 2,374,765
Food, Beverage & Tobacco - 2.1%
405 B&G Foods Inc , 144A 8.000% 9/15/28 421,629
280 Fiesta Purchaser Inc , 144A 7.875% 3/01/31 288,725
255 Post Holdings Inc , 144A 6.250% 2/15/32 256,318
200 Primo Water Holdings Inc , 144A 4.375% 4/30/29 181,450
650 Triton Water Holdings Inc , 144A 6.250% 4/01/29 567,437
Total Food, Beverage & Tobacco 1,715,559
Health Care Equipment & Services - 4.2%
750 CHS/Community Health Systems Inc , 144A 6.125% 4/01/30 469,185
500 CHS/Community Health Systems Inc , 144A 5.250% 5/15/30 398,914
750 DaVita Inc , 144A 4.625% 6/01/30 659,735
500 Global Medical Response Inc , 144A 6.500% 10/01/25 438,750
355 Heartland Dental LLC / Heartland Dental Finance Corp,
144A
10.500% 4/30/28 372,750
82 (b) Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 80,565
550 LifePoint Health Inc , 144A 9.875% 8/15/30 570,618
400 (b) Star Parent Inc , 144A 9.000% 10/01/30 422,148
Total Health Care Equipment & Services 3,412,665
Household & Personal Products - 0.6%
500 Kronos Acquisition Holdings Inc / KIK Custom Products Inc ,
144A
7.000% 12/31/27 482,500
Total Household & Personal Products 482,500
Insurance - 2.8%
475 Acrisure LLC / Acrisure Finance Inc , 144A 8.250% 2/01/29 469,316
370 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 367,532
115 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
7.000% 1/15/31 114,550
250 AmWINS Group Inc , 144A 6.375% 2/15/29 250,163
260 Ardonagh Finco Ltd, 144A 7.750% 2/15/31 256,776
210 Ardonagh Group Finance Ltd, 144A 8.875% 2/15/32 205,317
200 Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC, 144A
7.250% 2/15/31 200,300
390 HUB International Ltd, 144A 7.375% 1/31/32 391,236
Total Insurance 2,255,190
Materials - 7.8%
400 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 419,000
200 Braskem Idesa SAPI, 144A 6.990% 2/20/32 144,201
200 Cemex SAB de CV, 144A 9.125% 12/30/49 213,294
400 Clydesdale Acquisition Holdings Inc , 144A 8.750% 4/15/30 380,741
280 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 274,031
450 Herens Holdco Sarl , 144A 4.750% 5/15/28 393,013
200 LABL Inc , 144A 9.500% 11/01/28 200,048
350 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 354,661
100 Mauser Packaging Solutions Holding Co, 144A 9.250% 4/15/27 97,243
345 Mineral Resources Ltd, 144A 8.500% 5/01/30 354,320
580 Mineral Resources Ltd, 144A 9.250% 10/01/28 608,275
120 NOVA Chemicals Corp, 144A 8.500% 11/15/28 126,703
375 NOVA Chemicals Corp, 144A 9.000% 2/15/30 376,199
500 SCIH Salt Holdings Inc , 144A 6.625% 5/01/29 454,630

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials (continued)
$ 385 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 $ 386,671
520 SunCoke Energy Inc , 144A 4.875% 6/30/29 466,700
555 Tronox Inc , 144A 4.625% 3/15/29 491,248
200 Vibrantz Technologies Inc , 144A 9.000% 2/15/30 184,000
200 Volcan Cia Minera SAA, 144A 4.375% 2/11/26 124,844
350 WR Grace Holdings LLC, 144A 5.625% 8/15/29 306,924
Total Materials 6,356,746
Media & Entertainment - 4.8%
200 Altice Financing SA, 144A 5.000% 1/15/28 176,948
250 Cablevision Lightpath LLC, 144A 5.625% 9/15/28 208,053
750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 726,696
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 469,758
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 1/15/34 373,829
100 Clear Channel Outdoor Holdings Inc , 144A 7.500% 6/01/29 82,750
200 CSC Holdings LLC, 144A 11.750% 1/31/29 209,064
450 DISH Network Corp, 144A 11.750% 11/15/27 469,160
100 Gray Television Inc , 144A 4.750% 10/15/30 64,435
475 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 399,152
275 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
7.375% 2/15/31 287,009
250 VZ Secured Financing BV, 144A 5.000% 1/15/32 213,392
300 Ziggo Bond Co BV, 144A 6.000% 1/15/27 293,176
Total Media & Entertainment 3,973,422
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
400 Bausch Health Cos Inc , 144A 4.875% 6/01/28 227,892
Total Pharmaceuticals, Biotechnology & Life Sciences 227,892
Real Estate Management & Development - 0.6%
554 Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp, 144A
7.000% 4/15/30 502,035
Total Real Estate Management & Development 502,035
Software & Services - 1.3%
350 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 312,190
300 Condor Merger Sub Inc , 144A 7.375% 2/15/30 264,773
100 Minerva Merger Sub Inc , 144A 6.500% 2/15/30 89,528
430 UKG Inc , 144A 6.875% 2/01/31 434,472
Total Software & Services 1,100,963
Technology Hardware & Equipment - 0.8%
150 (b) Commscope Inc , 144A 6.000% 3/01/26 135,000
300 (b) CommScope Technologies LLC, 144A 6.000% 6/15/25 244,500
235 NCR Corp ATM, 144A 9.500% 4/01/29 248,582
Total Technology Hardware & Equipment 628,082
Telecommunication Services - 3.5%
650 Altice France SA/France, 144A 8.125% 2/01/27 597,301
175 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 158,627
500 (b) Frontier Communications Holdings LLC 5.875% 11/01/29 428,255
185 Iliad Holding SASU, 144A 6.500% 10/15/26 182,893
650 Level 3 Financing Inc , 144A 3.400% 3/01/27 663,000
400 Level 3 Financing Inc , 144A 4.625% 9/15/27 258,000
200 Level 3 Financing Inc , 144A 10.500% 5/15/30 205,000
400 Virgin Media Finance PLC, 144A 5.000% 7/15/30 345,326
Total Telecommunication Services 2,838,402

Principal
Amount (000)   Description (a) Coupon Maturity Value
Transportation - 2.5%
$ 400 Allegiant Travel Co, 144A 7.250% 8/15/27 $ 389,401
265 (b) American Airlines Inc , 144A 7.250% 2/15/28 267,206
115 American Airlines Inc , 144A 8.500% 5/15/29 120,895
300 (b) Cargo Aircraft Management Inc , 144A 4.750% 2/01/28 265,350
400 (b) GN Bondco LLC, 144A 9.500% 10/15/31 396,000
650 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 613,437
Total Transportation 2,052,289
Utilities - 2.3%
275 Edison International 5.375% 9/15/72 265,060
630 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 598,030
213 India Cleantech Energy2021 1, 144A 4.700% 8/10/26 198,846
335 NextEra Energy Operating Partners LP, 144A 7.250% 1/15/29 340,524
200 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 183,000
310 Talen Energy Supply LLC, 144A 8.625% 6/01/30 327,063
Total Utilities 1,912,523
Total Corporate Bonds
(cost $48,343,634) 48,481,271
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 20.4% X 16,698,797
$ 1,000 (d) Ashford Hospitality Trust 2018-KEYS, (1-Month LIBOR
reference rate + 2.922% spread), 2018 KEYS, 144A
2.860% 6/15/35 $ 972,608
3 (e) Carvana Auto Receivables Trust 2021-P2, 2021 P2, 144A 0.000% 5/10/28 549,650
1,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 561,577
900 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 675,320
485 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 426,307
1,000 (d) Connecticut Avenue Securities Trust 2021-R01, (SOFR30A
reference rate + 6.000% spread), 2021 R01, 144A
11.322% 10/25/41 1,043,688
850 (d) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 6.000% spread), 2022 R01, 144A
11.322% 12/25/41 887,789
500 (d) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 5.350% spread), 2023 R04, 144A
10.671% 5/25/43 548,168
565 (d) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 5.900% spread), 2023 R06, 144A
11.222% 7/25/43 610,835
500 (d) Elmwood CLO 16 Ltd, (TSFR3M reference rate + 7.220%
spread), 2022 3A, 144A
12.538% 4/20/34 501,922
418 FARM 21-1 Mortgage Trust, 2021 1, 144A 3.242% 7/25/51 305,201
1,000 (d) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6, 144A
12.822% 10/25/41 1,071,132
1,000 (d) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 7.100% spread), 2022 DNA1, 144A
12.422% 1/25/42 1,059,368
650 (d) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2, 144A
10.072% 2/25/42 681,976
450 (d) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 8.500% spread), 2022 DNA2, 144A
13.788% 2/25/42 493,632
500 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 504,723
500 (d) GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 7.762% spread), 2021 11A, 144A
8.563% 10/20/34 459,121
800 JPMBB Commercial Mortgage Securities Trust 2014-C22,
2014 C22
4.561% 9/15/47 678,967
1,187 (e) Mosaic Solar Loan Trust 2019-2, 2019 2A, 144A 0.000% 9/20/40 360,151
1,242 (e) Mosaic Solar Loan Trust 2020-1, 2020 1A, 144A 0.000% 4/20/46 799,029
213 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 198,540
1,000 (d) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A, 144A
10.618% 1/20/36 1,014,243

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 750 (d) Thayer Park CLO Ltd, (TSFR3M reference rate + 9.132%
spread), 2017 1A, 144A
1.000% 4/20/34 $ 699,209
1,000 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 795,355
866 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 800,286
Total Asset-Backed and Mortgage-Backed Securities
(cost $18,278,178) 16,698,797
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 8.5% (f) X 6,981,761
Capital Goods - 0.9%
$ 250 Foundation Building Materials
Inc , (WI/DD)
TBD TBD TBD TBD $ 250,245
454 Windsor Holdings III, LLC, Term
Loan B
9.824% TSFR1M 4.500% 8/01/30 455,210
Total Capital Goods 705,455
Consumer Services - 1.1%
186 Caesars Resort Collection, LLC,
Term Loan B, First Lien , (WI/DD)
TBD TBD TBD TBD 186,679
475 ClubCorp Holdings, Inc., Term
Loan B2
10.610% TSFR2M 5.000% 9/18/26 474,227
241 Life Time Fitness Inc , Term
Loan B
9.824% SOFR90A 4.750% 1/15/26 242,480
Total Consumer Services 903,386
Financial Services - 0.5%
430 GTCR W Merger Sub LLC, Term
Loan B
8.326% TSFR1M 3.000% 1/31/31 432,150
Total Financial Services 432,150
Food, Beverage & Tobacco - 0.5%
489 City Brewing Company, LLC,
Term Loan
9.078% SOFR90A 3.500% 4/05/28 377,804
Total Food, Beverage & Tobacco 377,804
Health Care Equipment & Services - 1.6%
493 Bausch & Lomb, Inc., Term Loan 8.671% SOFR30A 3.250% 5/05/27 488,575
1 Da Vinci Purchaser Corp., Term
Loan
9.441% SOFR30A 4.000% 11/26/26 879
496 Medline Borrower, LP, Term
Loan B
8.441% TSFR1M 3.000% 10/21/28 496,207
2 Onex TSG Intermediate Corp.,
Term Loan B
10.324% SOFR90A 4.750% 2/28/28 2,419
293 Parexel International
Corporation, Term Loan, First
Lien
8.691% TSFR1M 3.250% 11/15/28 293,586
2 US Radiology Specialists, Inc.,
Term Loan
10.748% SOFR90A 5.250% 12/15/27 1,836
Total Health Care Equipment & Services 1,283,502
Insurance - 1.0%
250 Asurion LLC, Term Loan B3,
Second Lien
10.691% TSFR1M 5.250% 2/03/28 239,375
600 USI, Inc., Term Loan B , (DD1) 8.348% SOFR90A 3.000% 11/22/29 600,859
Total Insurance 840,234

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Materials - 0.5%
$ 280 Lonza Group AG, Term Loan B ,
(WI/DD)
TBD TBD TBD TBD $ 263,001
175 Lonza Group AG, Term Loan B,
First Lien
9.373% 3-Month LIBOR 3.925% 7/03/28 164,194
Total Materials 427,195
Media & Entertainment - 0.4%
125 Virgin Media Bristol LLC, Term
Loan Q
8.682% SOFR30A 3.250% 1/31/29 124,758
215 Wood Mackenzie Limited, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 215,135
Total Media & Entertainment 339,893
Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
587 Jazz Financing Lux S.a.r.l ., Term
Loan B
8.441% TSFR1M 3.000% 5/05/28 588,206
110 Organon & Co, Term Loan 8.432% TSFR1M 3.000% 6/02/28 110,276
Total Pharmaceuticals, Biotechnology & Life Sciences 698,482
Real Estate Management & Development - 0.3%
262 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.676% TSFR1M 3.250% 1/31/30 260,163
26 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.191% TSFR1M 2.750% 8/21/25 25,793
Total Real Estate Management & Development 285,956
Utilities - 0.8%
656 Talen Energy Supply, LLC, Term
Loan B
9.826% SOFR90A 4.500% 5/17/30 659,410
28 Talen Energy Supply, LLC, Term
Loan C
9.826% SOFR90A 4.500% 5/27/30 28,294
Total Utilities 687,704
Total Variable Rate Senior Loan Interests
(cost $7,024,703) 6,981,761
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 3.9% X 3,156,179
Angola - 0.2%
$ 200 Angolan Government International Bond, 144A 8.750% 4/14/32 $ 175,250
Total Angola 175,250
Benin - 0.3%
200 Benin Government International Bond, 144A 7.960% 2/13/38 193,612
Total Benin 193,612
Cote d'Ivoire - 0.3%
300 Ivory Coast Government International Bond, 144A 6.125% 6/15/33 262,684
Total Cote d'Ivoire 262,684
Dominican Republic - 0.3%
300 Dominican Republic International Bond, 144A 4.875% 9/23/32 266,470
Total Dominican Republic 266,470
Ecuador - 0.2%
400 Ecuador Government International Bond, Reg S 3.500% 7/31/35 190,676
Total Ecuador 190,676

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
El Salvador - 0.2%
$ 200 El Salvador Government International Bond, 144A 7.625% 9/21/34 $ 145,000
Total El Salvador 145,000
Kenya - 0.2%
200 Republic of Kenya Government International Bond, 144A 7.000% 5/22/27 191,228
Total Kenya 191,228
Morocco - 0.3%
210 Morocco Government International Bond, 144A 6.500% 9/08/33 214,988
Total Morocco 214,988
Namibia - 0.4%
300 Namibia International Bonds, 144A 5.250% 10/29/25 295,536
Total Namibia 295,536
Panama - 0.3%
200 Panama Government International Bond 8.000% 3/01/38 204,483
Total Panama 204,483
Paraguay - 0.2%
200 (b) Paraguay Government International Bond, 144A 6.000% 2/09/36 200,300
Total Paraguay 200,300
Senegal - 0.3%
300 Senegal Government International Bond, 144A 6.250% 5/23/33 248,866
Total Senegal 248,866
South Africa - 0.2%
200 Republic of South Africa Government International Bond 5.875% 4/20/32 180,280
Total South Africa 180,280
Turkey - 0.3%
200 (b) Turkiye Government International Bond 7.625% 5/15/34 199,120
Total Turkey 199,120
Uzbekistan - 0.2%
200 Republic of Uzbekistan International Bond, 144A 5.375% 2/20/29 187,686
Total Uzbekistan 187,686
Total Sovereign Debt
(cost $3,155,522) 3,156,179
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 3.4% X 2,797,014
Automobiles & Components - 0.3%
$ 225 (b) General Motors Financial Co Inc 5.700% N/A (h) $ 210,708
Total Automobiles & Components 210,708
Banks - 0.9%
200 Banco de Credito e Inversiones SA, 144A 8.750% N/A (h) 205,500
300 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
2.720% 8/11/31 261,657
150 Citigroup Inc 7.625% N/A (h) 154,679
150 Huntington Bancshares Inc /OH 5.625% N/A (h) 135,750
Total Banks 757,586

Principal
Amount (000) Description (a) Coupon Maturity Value
Capital Goods - 0.5%
$ 250 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 $ 247,926
200 IRB Infrastructure Developers Ltd , (WI/DD) 7.110% 3/11/32 199,834
Total Capital Goods 447,760
Energy - 0.3%
235 Energy Transfer LP 6.500% N/A (h) 227,774
Total Energy 227,774
Insurance - 0.4%
310 Enstar Finance LLC 5.750% 9/01/40 296,527
Total Insurance 296,527
Media & Entertainment - 0.3%
330 Paramount Global 6.375% 3/30/62 286,275
Total Media & Entertainment 286,275
Utilities - 0.7%
250 NRG Energy Inc , 144A 10.250% N/A (h) 265,217
300 Vistra Corp, 144A 8.875% N/A (h) 305,167
Total Utilities 570,384
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,736,600) 2,797,014
Principal
Amount (000) Description (a),( i ) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2.7% X 2,231,756
Banks - 1.7%
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (h) $ 211,048
200 Bank Leumi Le-Israel BM, 144A, Reg S 3.275% 1/29/31 182,762
300 Barclays PLC 8.000% N/A (h) 294,774
300 (b) ING Groep NV 6.500% N/A (h) 294,771
200 Societe Generale SA, 144A 9.375% N/A (h) 205,626
300 UniCredit SpA , Reg S 8.000% N/A (h) 299,967
Total Banks 1,488,948
Financial Services - 1.0%
350 Deutsche Bank AG 6.000% N/A (h) 308,315
200 UBS Group AG, 144A 9.250% N/A (h) 220,973
200 UBS Group AG, 144A 9.250% N/A (h) 213,520
Total Financial Services 742,808
Total Contingent Capital Securities
(cost $2,151,592) 2,231,756
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.5% X 353,951
Energy - 0.3%
7,660 NuStar Energy LP 12.405% $ 194,257
Total Energy 194,257
Financial Services - 0.2%
6,375 Synchrony Financial 8.250% 159,694
Total Financial Services 159,694
Total $25 Par (or similar) Retail Preferred
(cost $312,763) 353,951

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Investments in Derivatives
Shares Description (a) Value
X –
COMMON STOCKS - 0.0% X 128
Semiconductors & Semiconductor Equipment - 0.0%
130 (j) Bright Bidco BV $ 39
Total Semiconductors & Semiconductor Equipment 39
Transportation - 0.0%
8,907 (e),(j) Jack Cooper Enterprises Inc 89
Total Transportation 89
Total Common Stocks
(cost $–) 128
Total Long-Term Investments
(cost $82,002,992) 80,700,857
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.4%
4,403,069 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(l) $ 4,403,069
Total Investments Purchased with Collateral from Securities Lending
(cost $4,403,069) 4,403,069
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.7%
–
REPURCHASE AGREEMENTS - 1.7% X 1,400,000
$ 1,400 (m) Fixed Income Clearing Corp (FICC) 5.280% 3/01/24 $ 1,400,000
Total Repurchase Agreements
(cost $1,400,000) 1,400,000
Total Short-Term Investments
(cost $1,400,000) 1,400,000
Total Investments (cost $87,806,061 ) - 105.7% 86,503,926
Other Assets & Liabilities, Net -   (5.7)% (4,630,778)
Net Assets - 100% $ 81,873,148
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 56 6/24 $ 5,976,969 $ 5,986,750 $ 9,781
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,224,677.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally ( i ) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(h) Perpetual security. Maturity date is not applicable.
( i ) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 5.280% dated 2/29/24 to be repurchased at $1,400,205 on 3/1/24, collateralized by
Government Agency Securities, with coupon rate 4.250% and maturity date 2/28/29, valued at $1,428,072.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Flexible Income Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.6%
X –
CORPORATE BONDS - 50.8% X 570,129,170
Automobiles & Components - 3.4%
$ 2,675 Dana Inc 5.625% 6/15/28 $ 2,589,473
7,475 (b) Ford Motor Co 5.291% 12/08/46 6,464,167
9,365 Ford Motor Credit Co LLC 7.350% 11/04/27 9,788,056
15,280 General Motors Co 6.600% 4/01/36 16,076,649
2,875 Goodyear Tire & Rubber Co/The 9.500% 5/31/25 2,903,750
Total Automobiles & Components 37,822,095
Capital Goods - 4.7%
3,200 Ashtead Capital Inc, 144A 4.000% 5/01/28 2,993,002
6,715 ATS Corp, 144A 4.125% 12/15/28 6,128,445
13,025 Regal Rexnord Corp, 144A 6.400% 4/15/33 13,372,045
7,150 Regal Rexnord Corp, 144A 6.050% 2/15/26 7,179,603
2,675 Regal Rexnord Corp, 144A 6.050% 4/15/28 2,691,798
6,300 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 5,739,517
9,075 United Rentals North America Inc 5.250% 1/15/30 8,786,817
5,847 WESCO Distribution Inc, 144A 7.250% 6/15/28 5,975,261
Total Capital Goods 52,866,488
Consumer Discretionary Distribution & Retail - 2.4%
11,519 Bath & Body Works Inc 6.875% 11/01/35 11,524,783
8,005 Gap Inc, 144A 3.875% 10/01/31 6,457,220
12,094 Nordstrom Inc 5.000% 1/15/44 8,641,163
Total Consumer Discretionary Distribution & Retail 26,623,166
Consumer Services - 1.9%
2,880 Caesars Entertainment Inc, 144A 6.500% 2/15/32 2,901,551
12,575 McDonald's Corp 4.875% 12/09/45 11,598,592
6,872 Scientific Games International Inc, 144A 7.500% 9/01/31 7,159,552
Total Consumer Services 21,659,695
Consumer Staples Distribution & Retail - 1.9%
21,339 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 21,721,458
Total Consumer Staples Distribution & Retail 21,721,458
Energy - 2.9%
3,268 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 3,338,115
5,375 Antero Resources Corp, 144A 7.625% 2/01/29 5,535,906
11,275 COLUMBIA PIPELINES OPCO, 144A 6.544% 11/15/53 12,010,959
5,875 Diamondback Energy Inc 6.250% 3/15/33 6,176,484
6,404 Phillips 66 4.650% 11/15/34 6,018,062
Total Energy 33,079,526
Equity Real Estate Investment Trusts (REITs) - 1.3%
5,875 Iron Mountain Inc, 144A 7.000% 2/15/29 5,963,598
9,550 VICI Properties LP 5.625% 5/15/52 8,647,238
Total Equity Real Estate Investment Trusts (REITs) 14,610,836

Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services - 2.1%
$ 10,114 Ally Financial Inc 8.000% 11/01/31 $ 11,102,510
8,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A 6.000% 4/15/25 8,611,592
3,990 Raymond James Financial Inc 4.950% 7/15/46 3,663,220
Total Financial Services 23,377,322
Food, Beverage & Tobacco - 1.6%
9,250 Altria Group Inc 5.800% 2/14/39 9,224,116
4,400 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 4,067,782
4,510 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 4,169,476
Total Food, Beverage & Tobacco 17,461,374
Health Care Equipment & Services - 2.7%
9,550 CVS Health Corp 4.780% 3/25/38 8,678,182
12,750 HCA Inc 5.125% 6/15/39 11,848,364
5,750 IQVIA Inc 6.250% 2/01/29 5,916,008
4,400 (b) Tenet Healthcare Corp 6.125% 10/01/28 4,350,500
Total Health Care Equipment & Services 30,793,054
Materials - 4.5%
6,600 ArcelorMittal SA 7.000% 10/15/39 7,043,917
5,575 (b) ArcelorMittal SA 6.800% 11/29/32 5,893,561
7,837 Ashland Inc 6.875% 5/15/43 8,092,297
11,375 Celanese US Holdings LLC 6.165% 7/15/27 11,548,082
11,300 Sealed Air Corp, 144A 6.875% 7/15/33 11,694,415
6,625 Southern Copper Corp 5.875% 4/23/45 6,587,581
Total Materials 50,859,853
Media & Entertainment - 6.2%
6,775 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 6,403,492
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 13,246,571
14,824 Nexstar Media Inc, 144A 5.625% 7/15/27 14,048,400
11,879 Paramount Global 6.875% 4/30/36 10,898,491
16,415 (b) TripAdvisor Inc, 144A 7.000% 7/15/25 16,434,534
10,325 Warnermedia Holdings Inc 5.141% 3/15/52 8,390,049
Total Media & Entertainment 69,421,537
Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
13,125 Amgen Inc 4.875% 3/01/53 11,776,580
2,650 Avantor Funding Inc, 144A 4.625% 7/15/28 2,501,291
Total Pharmaceuticals, Biotechnology & Life Sciences 14,277,871
Semiconductors & Semiconductor Equipment - 1.2%
13,308 Amkor Technology Inc, 144A 6.625% 9/15/27 13,378,692
Total Semiconductors & Semiconductor Equipment 13,378,692
Software & Services - 2.1%
5,975 Gen Digital Inc, 144A 5.000% 4/15/25 5,915,250
5,750 Gen Digital Inc, 144A 7.125% 9/30/30 5,874,342
8,000 Oracle Corp 6.500% 4/15/38 8,550,192
2,950 Oracle Corp 5.550% 2/06/53 2,818,254
Total Software & Services 23,158,038
Technology Hardware & Equipment - 3.7%
22,044 Hewlett Packard Enterprise Co 6.350% 10/15/45 22,780,748
6,775 Seagate HDD Cayman 9.625% 12/01/32 7,656,428
3,245 Seagate HDD Cayman 4.091% 6/01/29 2,961,142

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Technology Hardware & Equipment (continued)
$ 9,175 (b) Viasat Inc, 144A 5.625% 4/15/27 $ 8,613,031
Total Technology Hardware & Equipment 42,011,349
Telecommunication Services - 5.5%
28,525 (c) AT&T Inc (TSFR3M reference rate + 1.180% spread) 6.808% 6/12/24 28,606,368
6,382 GCI LLC, 144A 4.750% 10/15/28 5,726,377
26,775 Sprint LLC 7.125% 6/15/24 26,845,954
Total Telecommunication Services 61,178,699
Transportation - 1.4%
8,279 XPO CNW Inc 6.700% 5/01/34 8,566,062
5,060 XPO Inc, 144A 6.250% 6/01/28 5,071,379
2,145 XPO Inc, 144A 7.125% 6/01/31 2,190,676
Total Transportation 15,828,117
Total Corporate Bonds
(cost $598,139,967) 570,129,170
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 28.3% X 318,308,900
Automobiles & Components - 1.4%
$ 6,763 (b) General Motors Financial Co Inc 6.500% N/A (d) $ 6,360,019
3,613 (b) General Motors Financial Co Inc 5.700% N/A (d) 3,383,495
6,160 (b) Goodyear Tire & Rubber Co 5.250% 7/15/31 5,559,277
Total Automobiles & Components 15,302,791
Banks - 9.2%
10,160 (b) Bank of America Corp 6.500% N/A (d) 10,146,599
8,965 (b) Bank of America Corp 6.300% N/A (d) 8,984,322
4,691 Bank of America Corp 6.250% N/A (d) 4,678,524
23,521 (b) Citigroup Inc 6.250% N/A (d) 23,418,396
4,025 (c) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.618% N/A (d) 4,073,244
24,175 (c) JPMorgan Chase & Co (TSFR3M reference rate + 4.042%
spread)
9.348% N/A (d) 24,307,261
3,000 (b) JPMorgan Chase & Co 6.100% N/A (d) 2,996,661
9,994 PNC Financial Services Group Inc/The 6.200% N/A (d) 9,833,545
5,450 (c) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.643% N/A (d) 5,469,467
6,175 (b) Wells Fargo & Co 7.625% N/A (d) 6,533,947
3,425 Wells Fargo & Co 5.875% N/A (d) 3,422,842
Total Banks 103,864,808
Energy - 2.0%
7,850 Energy Transfer LP 8.000% 5/15/54 8,156,150
6,200 Energy Transfer LP 7.125% N/A (d) 5,975,996
7,906 Transcanada Trust 5.875% 8/15/76 7,582,333
1,150 Transcanada Trust 5.600% 3/07/82 1,006,274
Total Energy 22,720,753
Financial Services - 3.7%
8,227 Ally Financial Inc 4.700% N/A (d) 7,054,790
6,675 American Express Co 3.550% N/A (d) 6,022,335
5,425 Ares Finance Co III LLC, 144A 4.125% 6/30/51 4,900,945
4,075 (b) Goldman Sachs Group Inc 5.300% N/A (d) 4,027,598
5,475 (b) Goldman Sachs Group Inc/The 7.500% N/A (d) 5,757,093
5,750 Morgan Stanley 5.948% 1/19/38 5,734,840

Principal
Amount (000) Description (a) Coupon Maturity Value
Financial Services (continued)
$ 8,250 State Street Corp 6.700% N/A (d) $ 8,227,670
Total Financial Services 41,725,271
Food, Beverage & Tobacco - 0.6%
3,300 Land O' Lakes Inc, 144A 7.250% N/A (d) 2,648,250
3,200 Land O' Lakes Inc, 144A 7.000% N/A (d) 2,432,000
2,042 Land O' Lakes Inc, 144A 8.000% N/A (d) 1,738,253
Total Food, Beverage & Tobacco 6,818,503
Insurance - 1.8%
5,825 Enstar Finance LLC 5.500% 1/15/42 5,246,161
4,950 Enstar Finance LLC 5.750% 9/01/40 4,734,867
10,255 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 10,450,019
Total Insurance 20,431,047
Media & Entertainment - 0.6%
1,575 Paramount Global 6.375% 3/30/62 1,366,313
6,180 Sirius XM Radio Inc, 144A 4.000% 7/15/28 5,567,659
Total Media & Entertainment 6,933,972
Technology Hardware & Equipment - 1.0%
11,925 NCR Corp, 144A 5.125% 4/15/29 11,056,564
Total Technology Hardware & Equipment 11,056,564
Utilities - 8.0%
7,400 Dominion Energy Inc 4.350% N/A (d) 6,903,225
9,450 Edison International 5.000% N/A (d) 8,972,939
1,800 Edison International 8.125% 6/15/53 1,847,324
1,189 Edison International 7.875% 6/15/54 1,212,118
18,445 Emera Inc 6.750% 6/15/76 18,074,064
12,090 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 11,596,791
11,775 NRG Energy Inc, 144A 10.250% N/A (d) 12,491,732
3,021 Sempra 4.875% N/A (d) 2,957,423
20,475 Vistra Corp, 144A 8.000% N/A (d) 20,475,000
5,090 Vistra Corp, 144A 7.000% N/A (d) 4,924,575
Total Utilities 89,455,191
Total $1,000 Par (or similar) Institutional Preferred
(cost $331,478,555) 318,308,900
Shares Description (a) Value
X –
COMMON STOCKS - 9.7% X 108,702,020
Banks - 0.3%
21,000 JPMorgan Chase & Co $ 3,907,260
Total Banks 3,907,260
Capital Goods - 2.0%
74,300 Carrier Global Corp 4,129,594
15,100 General Dynamics Corp 4,126,075
15,700 Huntington Ingalls Industries Inc 4,578,434
74,500 nVent Electric PLC 5,015,340
7,800 Parker-Hannifin Corp 4,176,510
Total Capital Goods 22,025,953
Consumer Services - 0.4%
14,300 McDonald's Corp 4,179,604
Total Consumer Services 4,179,604

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Shares Description (a) Value
Consumer Staples Distribution & Retail - 0.4%
70,200 Walmart Inc $ 4,114,422
Total Consumer Staples Distribution & Retail 4,114,422
Energy - 1.0%
22,100 ConocoPhillips 2,487,134
32,700 Exxon Mobil Corp 3,417,804
53,200 Shell PLC, ADR 3,342,556
12,300 Valero Energy Corp 1,739,958
Total Energy 10,987,452
Equity Real Estate Investment Trusts (REITs) - 0.8%
17,700 American Tower Corp 3,519,822
99,796 National Storage Affiliates Trust 2,256,388
58,100 Rexford Industrial Realty Inc 2,956,128
Total Equity Real Estate Investment Trusts (REITs) 8,732,338
Food, Beverage & Tobacco - 0.3%
39,000 Philip Morris International Inc 3,508,440
Total Food, Beverage & Tobacco 3,508,440
Health Care Equipment & Services - 0.9%
6,800 Cigna Group/The 2,285,752
10,300 Humana Inc 3,608,296
48,000 Medtronic PLC 4,001,280
Total Health Care Equipment & Services 9,895,328
Insurance - 0.4%
10,800 Everest Group Ltd 3,983,904
Total Insurance 3,983,904
Materials - 0.3%
56,700 DuPont de Nemours Inc 3,923,073
Total Materials 3,923,073
Media & Entertainment - 0.7%
28,000 (e) Alphabet Inc, Class C 3,913,840
35,000 Walt Disney Co/The 3,905,300
Total Media & Entertainment 7,819,140
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
45,900 Gilead Sciences Inc 3,309,390
102,400 Sanofi, ADR 4,899,840
Total Pharmaceuticals, Biotechnology & Life Sciences 8,209,230
Semiconductors & Semiconductor Equipment - 0.6%
13,300 Applied Materials Inc 2,681,546
91,500 Intel Corp 3,939,075
Total Semiconductors & Semiconductor Equipment 6,620,621
Software & Services - 0.3%
165,200 Gen Digital Inc 3,550,148
Total Software & Services 3,550,148
Technology Hardware & Equipment - 0.3%
236,600 Hewlett Packard Enterprise Co 3,603,418
Total Technology Hardware & Equipment 3,603,418

Shares Description (a) Value
Utilities - 0.3%
51,582 Sempra $ 3,641,689
Total Utilities 3,641,689
Total Common Stocks
(cost $95,267,675) 108,702,020
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 7.2% X 81,030,518
Banks - 0.1%
45,131 Citigroup Inc 9.650% $ 1,151,292
Total Banks 1,151,292
Capital Goods - 0.5%
204,000 WESCO International Inc 10.625% 5,528,400
Total Capital Goods 5,528,400
Financial Services - 1.2%
314,799 Morgan Stanley 7.125% 8,005,338
89,574 Morgan Stanley 6.875% 2,275,180
194,900 Synchrony Financial 5.625% 3,656,324
Total Financial Services 13,936,842
Food, Beverage & Tobacco - 1.1%
384,432 CHS Inc 6.750% 9,860,681
90,213 CHS Inc 7.100% 2,380,721
Total Food, Beverage & Tobacco 12,241,402
Insurance - 3.0%
287,059 Allstate Corp/The 7.375% 7,816,617
284,806 Athene Holding Ltd 6.350% 7,011,924
220,806 Athene Holding Ltd 6.375% 5,533,398
169,032 Enstar Group Ltd 7.000% 4,290,032
337,825 Reinsurance Group of America Inc 7.125% 8,844,258
Total Insurance 33,496,229
Utilities - 1.3%
118,890 Algonquin Power & Utilities Corp 6.200% 3,001,973
434,800 SCE Trust VII 7.500% 11,674,380
Total Utilities 14,676,353
Total $25 Par (or similar) Retail Preferred
(cost $81,763,759) 81,030,518
Shares   Description (a) Coupon Value
–
CONVERTIBLE PREFERRED SECURITIES - 1.1% X 12,779,400
Banks - 1.1%
10,830 Wells Fargo & Co 7.500% $ 12,779,400
Total Banks 12,779,400
Total Convertible Preferred Securities
(cost $13,589,059) 12,779,400

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CONVERTIBLE BONDS - 0.5% X 5,523,750
Utilities - 0.5%
$ 5,625 FirstEnergy Corp, 144A 4.000% 5/01/26 $ 5,523,750
Total Utilities 5,523,750
Total Convertible Bonds
(cost $5,667,860) 5,523,750
Total Long-Term Investments
(cost $1,125,906,875) 1,096,473,758
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.5%
38,731,870 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(g) $ 38,731,870
Total Investments Purchased with Collateral from Securities Lending
(cost $38,731,870) 38,731,870
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.5%
X –
REPURCHASE AGREEMENTS - 1.5% X 17,382,885
$ 16,850 (h) Fixed Income Clearing Corp (FICC) 5.280% 3/01/24 $ 16,850,000
533 (i) Fixed Income Clearing Corp (FICC) 1.600% 3/01/24 532,885
Total Repurchase Agreements
(cost $17,382,885) 17,382,885
Total Short-Term Investments
(cost $17,382,885) 17,382,885
Total Investments (cost $1,182,021,630 ) - 102.6% 1,152,588,513
Other Assets & Liabilities, Net -   (2.6)% (29,396,234)
Net Assets - 100% $ 1,123,192,279
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,391,386.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Perpetual security. Maturity date is not applicable.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 5.280% dated 2/29/24 to be repurchased at $16,852,471 on 3/1/24, collateralized by
Government Agency Securities, with coupon rate 4.250% and maturity date 2/28/29, valued at $17,187,017.
(i) Agreement with Fixed Income Clearing Corporation, 1.600% dated 2/29/24 to be repurchased at $532,909 on 3/1/24, collateralized by
Government Agency Securities, with coupon rate 3.125% and maturity date 5/15/48, valued at $543,548.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Floating Rate Income Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 98.3%
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 83.8% (b) X 1,274,834,793
Automobiles & Components - 1.0%
$ 3,969 Adient US LLC, Term Loan B2 8.076% TSFR1M 2.750% 1/29/31 $ 3,978,969
7,756 Clarios Global LP, Term Loan B 8.326% SOFR30A 3.000% 5/06/30 7,771,345
2,159 DexKo Global Inc., Term Loan B 7.816% 3 Month LIBOR 3.750% 10/04/28 2,153,993
1,297 Phinia Inc, Term Loan B 9.426% TSFR1M 4.000% 7/03/28 1,299,992
Total Automobiles & Components 15,204,299
Capital Goods - 4.5%
3,958 ACProducts, Inc., Term Loan B 9.860% SOFR90A 4.250% 5/17/28 3,562,666
1,202 Aegion Corporation, Term Loan 9.576% TSFR1M 4.250% 5/17/28 1,202,209
344 Ali Group North America
Corporation, Term Loan B
7.441% TSFR1M 2.000% 10/13/28 344,382
1,203 Alliance Laundry Systems LLC,
Term Loan B
8.925% SOFR90A +
TSFR1M
3.500% 10/08/27 1,206,937
868 ASP Blade Holdings, Inc, Term
Loan
9.610% SOFR90A 4.000% 10/16/28 784,846
2,162 Centuri Group, Inc, Term Loan B 7.941% SOFR30A +
Prime
2.500% 8/28/28 2,166,093
2,720 Chamberlain Group Inc, Term
Loan B
9.076% TSFR1M 3.750% 11/03/28 2,721,700
4,259 Chamberlain Group Inc, Term
Loan B , (DD1)
8.676% SOFR30A 3.250% 10/22/28 4,254,809
4,697 Chart Industries, Inc., Term Loan 8.674% TSFR1M 3.250% 3/18/30 4,714,848
4,080 Core & Main LP, Term Loan B 7.999% SOFR30A +
TSFR1M
2.500% 6/10/28 4,077,757
295 Cornerstone Building Brands,
Inc., Term Loan B
8.668% SOFR30A 3.250% 4/12/28 292,490
7,322 Fly Funding II S.a.r.l., Term Loan
B
7.330% 3-Month LIBOR 1.750% 8/11/25 7,078,270
8,603 Gates Global LLC, Term Loan B3 7.926% TSFR1M 2.500% 3/31/27 8,610,446
1,922 Husky IMS International Ltd,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 1,907,585
1,829 Madison IAQ LLC, Term Loan ,
(DD1)
8.685% SOFR30A 3.250% 6/21/28 1,824,350
199 Quikrete Holdings, Inc., Term
Loan B
8.191% TSFR1M 2.750% 3/18/29 198,814
5,154 TransDigm, Inc., Term Loan I 8.598% SOFR90A 3.250% 8/24/28 5,169,742
11,685 Victory Buyer LLC, Term Loan ,
(DD1)
9.342% TSFR3M 3.750% 11/18/28 11,272,804
6,551 Windsor Holdings III, LLC, Term
Loan B
9.824% TSFR1M 4.500% 8/01/30 6,570,745
Total Capital Goods 67,961,493
Commercial & Professional Services - 5.2%
7,702 Allied Universal Holdco LLC,
Term Loan B , (DD1)
9.176% TSFR1M 3.750% 5/15/28 7,680,722
2,108 Amentum Government Services
Holdings LLC, Term Loan
9.320% TSFR1M 4.000% 2/07/29 2,112,831
2,728 Anticimex Global AB 8.826% TSFR3M 3.500% 11/16/28 2,727,154
583 Anticimex International AB,
Term Loan
8.950% SOFR90A 3.650% 11/16/28 583,440
2,133 CHG Healthcare Services Inc.,
Term Loan
8.691% TSFR1M 3.250% 10/02/28 2,132,459
4,895 CoreLogic, Inc., Term Loan 8.941% TSFR1M 3.500% 6/02/28 4,779,296
2,608 Covanta Holding Corporation,
Term Loan B
7.826% TSFR1M 2.500% 11/30/28 2,598,302

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services (continued)
$ 199 Covanta Holding Corporation,
Term Loan C
7.826% TSFR1M 2.500% 11/30/28 $ 198,681
1,119 Creative Artists Agency, LLC ,
Term Loan B
8.826% TSFR1M 3.500% 11/16/28 1,121,698
4,442 Dun & Bradstreet Corporation
(The), Term Loan B
8.074% TSFR1M 2.750% 1/18/29 4,436,764
1,454 Evertec Group, LLC, Term Loan
B
8.826% TSFR1M 3.500% 10/15/30 1,456,225
5,929 Garda World Security
Corporation, Term Loan B
9.625% SOFR90A 4.250% 2/01/29 5,937,749
10,360 GFL Environmental Inc., First
Lien Term Loan
7.816% TSFR3M 2.500% 5/31/27 10,387,645
4,519 LABL, Inc., Term Loan, First Lien 10.426% TSFR1M 5.000% 10/29/28 4,389,320
1,875 OMNIA Partners LLC, Term
Loan B
9.236% TSFR3M +
SOFR90A
3.750% 7/25/30 1,882,866
5,735 Prime Security Services
Borrower, LLC, Term Loan B
7.827% TSFR3M 2.500% 10/14/30 5,740,047
3,813 Verscend Holding Corp., Term
Loan B
9.441% TSFR1M 4.000% 8/27/25 3,820,003
5,365 Vertical US Newco Inc, Term
Loan B
8.653% SOFR180A 3.500% 7/30/27 5,378,878
710 VT Topco, Inc., Term Loan B 9.576% TSFR1M 4.250% 8/12/30 713,440
12,668 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.150% SOFR90A +
TSFR1M
2.750% 3/27/28 11,648,021
Total Commercial & Professional Services 79,725,541
Consumer Discretionary Distribution & Retail - 3.5%
390 Academy, Ltd., Term Loan 9.193% SOFR30A 3.750% 11/08/27 390,589
5,879 Avis Budget Car Rental, LLC,
Term Loan C
8.426% TSFR1M 3.000% 3/16/29 5,886,138
165 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 151,079
793 Belk, Inc., Term Loan , (cash
10.000%, PIK 8.000%)
10.000% N/A N/A 7/31/25 163,357
7,476 CNT Holdings I Corp, Term Loan 8.817% SOFR90A 3.500% 11/08/27 7,481,350
4,444 Driven Holdings, LLC, Term
Loan B
8.441% TSFR1M 3.000% 12/18/28 4,412,576
2,023 EOS Finco Sarl, Term Loan 11.098% SOFR90A 5.750% 8/03/29 1,821,136
2,988 Fastlane Parent Company, Inc.,
Term Loan B
9.826% SOFR30A 4.500% 9/29/28 2,992,815
3,668 Jo-Ann Stores, Inc., Term Loan
B1
10.336% SOFR90A 4.750% 6/30/28 279,672
4,866 LBM Acquisition LLC, Term
Loan B
9.176% TSFR1M 3.750% 12/20/27 4,857,631
1,348 Les Schwab Tire Centers, Term
Loan B
8.688% SOFR30A 3.250% 11/02/27 1,348,615
13,513 PetSmart, Inc., Term Loan B 9.176% SOFR30A 3.750% 2/12/28 13,482,394
552 Restoration Hardware, Inc., Term
Loan B
7.941% SOFR30A 2.500% 10/15/28 538,793
2,387 SRS Distribution Inc., Term Loan 8.676% TSFR1M 3.250% 6/04/28 2,387,281
995 SRS Distribution Inc., Term Loan
B
8.941% TSFR1M 3.500% 6/04/28 994,898
1,818 Staples, Inc., Term Loan 10.443% 1-Month LIBOR 5.000% 4/13/26 1,778,439
721 Staples, Inc., Term Loan B2 9.943% 1-Month LIBOR 4.500% 9/12/24 719,530
3,335 Wand NewCo 3, Inc., Term
Loan B
9.076% SOFR30A 3.750% 1/20/31 3,344,388
Total Consumer Discretionary Distribution & Retail 53,030,681

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Durables & Apparel - 1.5%
$ 750 (d) AI Aqua Merger Sub, Inc., Term
Loan
7.090% TSFR1M +
SOFR30A
3.542% 7/31/28 $ 751,643
9,373 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.080% SOFR30A 3.750% 7/31/28 9,358,643
750 Amer Sports Company, Term
Loan
8.576% TSFR3M 3.250% 2/17/31 750,000
1,766 Birkenstock GmbH & Co. KG,
Term Loan B
8.827% SOFR90A 3.250% 4/28/28 1,770,501
3,159 Hayward Industries, Inc., Term
Loan
8.191% TSFR1M 2.750% 5/30/28 3,160,593
32 Serta Simmons Bedding, LLC,
Term Loan
12.963% SOFR90A 7.500% 6/29/28 28,868
631 SRAM, LLC , Term Loan B 9.220% TSFR1M +
Prime
2.250% 5/18/28 630,909
6,923 Weber-Stephen Products LLC,
Term Loan B
8.691% TSFR1M 3.250% 10/29/27 6,317,404
Total Consumer Durables & Apparel 22,768,561
Consumer Services - 9.6%
173 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.651% SOFR90A 14.000% 9/29/26 112,285
356 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 10.610%, PIK
5.000%)
10.610% SOFR90A 5.000% 12/29/25 170,877
8,111 Alterra Mountain Company,
Term Loan
8.941% TSFR1M 3.500% 8/17/28 8,133,050
3,124 Alterra Mountain Company,
Term Loan B
9.176% TSFR1M 3.750% 5/31/30 3,131,341
1,656 AVSC Holding Corp., Term Loan
B3 , (cash 5.000%, PIK 10.000%)
5.000% N/A N/A 12/04/26 1,700,365
4,809 Caesars Entertainment Corp,
Term Loan B
8.663% SOFR90A 3.250% 1/25/30 4,822,031
3,500 Caesars Entertainment Inc.,
Term Loan B1
8.040% SOFR90A 2.750% 2/06/31 3,501,470
2,766 Carnival Corporation, Term
Loan B
8.691% TSFR1M 3.250% 10/18/28 2,774,230
3,638 Carnival Corporation, Term
Loan B
8.318% TSFR1M 3.000% 8/09/27 3,645,305
1,775 Churchill Downs Incorporated,
Term Loan B1
7.426% TSFR1M 2.000% 3/17/28 1,776,194
17,590 ClubCorp Holdings, Inc., Term
Loan B2
10.610% TSFR2M 5.000% 9/18/26 17,565,414
583 Equinox Holdings Inc 12.610% ICE Libor USD
3 Month
7.000% 9/09/24 582,854
5,554 Equinox Holdings, Inc., Term
Loan, First Lien
8.610% 3-Month LIBOR 3.000% 3/08/24 5,501,162
2,177 Everi Holdings Inc., Term Loan B 7.941% TSFR1M 2.500% 8/03/28 2,180,271
8,183 Fertitta Entertainment, LLC,
Term Loan B
9.326% SOFR30A 4.000% 1/29/29 8,198,742
1,490 Fleet US Bidco Inc , (WI/DD) TBD TBD TBD TBD 1,490,931
6,625 Flutter Entertainment PLC, Term
Loan B
7.698% SOFR90A 2.250% 11/25/30 6,609,133
1,595 Formula One Holdings Limited,
Term Loan B
7.598% SOFR90A 2.250% 1/15/30 1,596,196
4,272 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.948% SOFR90A 3.500% 10/31/29 4,287,893
3,410 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.191% TSFR1M 2.750% 8/02/28 3,411,929
855 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.191% TSFR1M 2.750% 1/17/31 854,820

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 2,834 IRB Holding Corp, Term Loan B
, (DD1)
8.176% SOFR30A 2.750% 12/15/27 $ 2,834,046
1,169 Life Time Fitness Inc , Term
Loan, First Lien
9.824% SOFR90A 4.250% 1/15/26 1,177,549
11,110 Light and Wonder International,
Inc., Term Loan
8.070% SOFR30A 2.750% 4/16/29 11,136,751
3,542 Motion Finco Sarl, Term Loan B 9.110% TSFR3M 3.500% 11/30/29 3,535,460
2,952 NASCAR Holdings, Inc, Term
Loan B
7.941% TSFR1M 2.500% 10/19/26 2,966,150
3,036 Penn National Gaming, Inc.,
Term Loan B
8.176% SOFR30A 2.750% 4/20/29 3,026,728
2,750 PG Investment Co 59 Sarl , (WI/
DD)
TBD TBD TBD TBD 2,755,734
3,094 Playa Resorts Holding B.V., Term
Loan B
8.570% SOFR30A 3.250% 1/05/29 3,098,592
2,750 Scientific Games Holdings LP,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 2,747,305
6,494 SeaWorld Parks &
Entertainment, Inc., Term Loan B
7.826% TSFR1M 2.500% 8/25/28 6,500,758
10,198 Spin Holdco Inc., Term Loan 9.625% SOFR90A 4.000% 3/06/28 9,303,888
2,127 Stars Group Holdings B.V. (The),
Term Loan B
8.863% SOFR90A 3.250% 7/04/28 2,133,580
1,873 Twin River Worldwide Holdings,
Inc., Term Loan B
8.829% TSFR3M 3.250% 10/02/28 1,783,844
4,900 WestJet Loyalty LP, Term Loan B 9.057% TSFR3M 3.750% 2/14/31 4,866,313
6,034 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.183% SOFR30A 2.750% 5/16/25 6,036,085
568 WW International Inc , (WI/DD) TBD TBD TBD TBD 299,268
Total Consumer Services 146,248,544
Consumer Staples Distribution & Retail - 0.7%
1,799 Cardenas Markets, Inc., Term
Loan
12.198% SOFR90A 6.750% 8/01/29 1,805,335
8,374 US Foods, Inc., Term Loan B 7.324% TSFR1M 2.000% 11/22/28 8,407,896
Total Consumer Staples Distribution & Retail 10,213,231
Diversified Financials - 0.0%
1,830 (e) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 52,628
Total Diversified Financials 52,628
Energy - 2.3%
387 BCP Renaissance Parent LLC,
Term Loan B
8.871% SOFR90A 3.500% 10/31/28 387,470
2,239 Epic Crude Services, LP, Term
Loan B
10.605% TSFR3M 5.000% 3/02/26 2,245,397
16,052 Freeport LNG Investments, LLLP,
Term Loan A
8.579% TSFR3M 3.000% 11/16/26 15,907,780
961 Freeport LNG Investments, LLLP,
Term Loan B
9.079% TSFR3M 3.500% 12/21/28 954,005
9,700 Gulf Finance, LLC, Term Loan 12.483% TSFR1M +
SOFR30A
6.750% 8/25/26 9,707,337
4,014 TransMontaigne Operating
Company L.P., Term Loan B
6.739% TSFR1M 3.500% 11/05/28 3,983,327
1,191 Traverse Midstream Partners
LLC, Term Loan
8.817% TSFR3M 3.500% 2/16/28 1,194,308
Total Energy 34,379,624

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Financial Services - 0.8%
$ 1,440 Advisor Group Holdings Inc ,
(WI/DD)
TBD TBD TBD TBD $ 1,441,893
1,070 Aragorn Parent Corporation,
Term Loan
9.571% SOFR30A 4.250% 12/15/28 1,072,900
1 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
7.176% TSFR1M 1.750% 5/01/28 996
9,361 GTCR W Merger Sub LLC, Term
Loan B
8.326% TSFR1M 3.000% 1/31/31 9,407,805
Total Financial Services 11,923,594
Food, Beverage & Tobacco - 2.5%
842 8th Avenue Food & Provisions,
Inc., Term Loan
10.191% TSFR1M 4.750% 10/01/25 834,127
4,271 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.191% TSFR1M 3.750% 10/01/25 4,224,463
1,491 Arterra Wines Canada, Inc.,
Term Loan
9.110% SOFR90A 3.500% 11/25/27 1,349,476
2,603 CHG PPC Parent LLC, Term Loan 8.441% TSFR1M 3.000% 12/08/28 2,603,235
4,016 City Brewing Company, LLC,
Term Loan , (DD1)
9.078% SOFR90A 3.500% 4/05/28 3,104,278
3,313 Fiesta Purchaser, Inc., Term
Loan B
9.318% SOFR90A 4.000% 2/12/31 3,312,931
2,230 Naked Juice LLC, Term Loan 8.655% SOFR90A 3.250% 1/20/29 2,107,321
1,040 Naked Juice LLC, Term Loan,
Second Lien
11.448% SOFR90A 6.000% 1/20/30 852,423
7,551 Pegasus BidCo BV, Term Loan 9.057% SOFR90A 3.750% 7/12/29 7,579,576
3,318 Sycamore Buyer LLC, Term
Loan B
7.686% SOFR90A 2.250% 7/23/29 3,220,950
935 Triton Water Holdings Inc , (WI/
DD)
TBD TBD TBD TBD 920,975
7,764 Triton Water Holdings, Inc, Term
Loan , (DD1)
8.860% SOFR90A 3.250% 3/31/28 7,642,262
Total Food, Beverage & Tobacco 37,752,017
Health Care Equipment & Services - 8.5%
2,400 ADMI Corp., Term Loan B5 11.076% TSFR1M 5.750% 12/23/27 2,397,300
2,794 Agiliti Health, Inc, Term Loan 8.330% TSFR3M 3.000% 5/01/30 2,789,488
6,191 AHP Health Partners, Inc., Term
Loan B
8.941% TSFR1M 3.500% 8/23/28 6,207,942
16,913 Bausch & Lomb, Inc., Term Loan 8.671% SOFR30A 3.250% 5/05/27 16,777,910
171 Carestream Health, Inc., Term
Loan
12.948% SOFR90A 7.500% 9/30/27 143,508
1,008 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.740% SOFR90A 4.250% 4/12/29 997,966
2,183 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.698% SOFR90A 4.250% 4/12/29 2,162,260
1,668 Global Medical Response, Inc.,
Term Loan
9.824% SOFR90A 4.250% 3/14/25 1,479,247
9,633 Global Medical Response, Inc.,
Term Loan B , (DD1)
9.841% TSFR3M 4.250% 10/02/25 8,543,600
46 ICON Luxembourg S.A.R.L.,
Term Loan
7.860% SOFR90A 2.250% 7/03/28 46,240
701 LSCS Holdings, Inc., Term Loan,
First Lien
9.941% TSFR1M 4.614% 12/16/28 686,868
17,192 Medline Borrower, LP, Term
Loan B
8.441% TSFR1M 3.000% 10/21/28 17,212,953
7,706 National Mentor Holdings, Inc.,
Term Loan , (DD1)
9.187% SOFR90A +
TSFR1M
3.750% 3/02/28 7,211,646

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Health Care Equipment & Services (continued)
$ 220 National Mentor Holdings, Inc.,
Term Loan C , (DD1)
9.198% SOFR90A 3.750% 3/02/28 $ 206,259
1,282 Onex TSG Intermediate Corp.,
Term Loan B
10.324% SOFR90A 4.750% 2/28/28 1,269,304
2,919 Packaging Coordinators Midco,
Inc., Term Loan, First Lien
9.110% TSFR2M 3.500% 11/30/27 2,923,943
15,850 Parexel International
Corporation, Term Loan, First
Lien
8.691% TSFR1M 3.250% 11/15/28 15,854,819
3,524 Pathway Vet Alliance LLC, Term
Loan
9.191% TSFR1M 3.750% 3/31/27 3,029,847
2,480 Phoenix Guarantor Inc, Term
Loan
8.576% TSFR1M 3.250% 2/21/31 2,454,504
8,597 Select Medical Corporation,
Term Loan B1
8.321% TSFR1M 3.000% 3/05/27 8,602,318
731 Sound Inpatient Physicians,
Term Loan B
8.574% SOFR90A 3.000% 6/28/25 346,737
6,508 Star Parent, Inc., Term Loan B 9.348% SOFR90A 4.000% 9/30/30 6,434,818
17,066 Surgery Center Holdings, Inc.,
Term Loan
8.820% TSFR1M 3.500% 12/19/30 17,121,855
4,154 Team Health Holdings, Inc.,
Term Loan B
10.569% SOFR90A 5.250% 3/02/27 3,651,502
527 Vyaire Medical, Inc., Term Loan
B
10.343% TSFR3M 4.750% 4/16/25 344,798
Total Health Care Equipment & Services 128,897,632
Household & Personal Products - 0.4%
3,200 Kronos Acquisition Holdings
Inc., Term Loan B
9.360% SOFR90A 3.750% 12/22/26 3,206,247
2,474 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.493% SOFR90A 6.000% 12/22/26 2,482,481
Total Household & Personal Products 5,688,728
Insurance - 5.2%
3,213 Acrisure, LLC, Term Loan B 8.941% 1-Month LIBOR 3.500% 2/15/27 3,213,270
1,965 Acrisure, LLC, Term Loan B, First
Lien
9.691% 1-Month LIBOR 4.250% 2/15/27 1,971,878
5,694 Alliant Holdings Intermediate,
LLC, Term Loan B6
8.821% SOFR30A 3.500% 11/06/30 5,702,811
1,125 AssuredPartners Inc 8.824% CME Term
SOFR 1 Month
3.500% 2/18/31 1,126,586
2,667 AssuredPartners, Inc., Term Loan 8.826% SOFR30A 3.500% 2/13/27 2,670,826
1,959 AssuredPartners, Inc., Term
Loan B
8.941% TSFR1M 3.500% 2/15/27 1,962,857
3,915 AssuredPartners, Inc., Term
Loan B
8.941% TSFR1M 3.500% 2/15/27 3,920,377
3,171 Asurion LLC, Term Loan B11 9.676% TSFR1M 4.250% 8/19/28 3,159,134
6,017 Asurion LLC, Term Loan B8 8.691% TSFR1M 3.250% 12/23/26 5,989,959
4,278 Asurion LLC, Term Loan B9 8.691% TSFR1M 3.250% 7/31/27 4,218,941
3,367 Broadstreet Partners, Inc., Term
Loan B
8.321% TSFR1M 3.000% 1/27/27 3,367,159
8,282 Broadstreet Partners, Inc., Term
Loan B2
8.691% TSFR1M 3.250% 1/27/27 8,282,332
4,742 Broadstreet Partners, Inc., Term
Loan B3 , (DD1)
9.076% TSFR1M 3.750% 1/26/29 4,749,533
8,356 HUB International Limited, Term
Loan B
8.574% SOFR90A 3.250% 6/20/30 8,356,136
11,082 Ryan Specialty Group, LLC, Term
Loan
8.076% SOFR30A 2.750% 9/01/27 11,107,841
3,800 USI, Inc., Term Loan 8.598% SOFR90A 3.250% 9/27/30 3,805,530

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Insurance (continued)
$ 5,514 USI, Inc., Term Loan B 8.348% SOFR90A 3.000% 11/22/29 $ 5,518,525
Total Insurance 79,123,695
Materials - 5.0%
3,272 Arsenal AIC Parent LLC, Term
Loan
9.070% TSFR1M 4.500% 7/27/30 3,277,935
5,178 Ascend Performance Materials
Operations LLC, Term Loan B
10.317% SOFR90A 4.750% 8/27/26 5,042,619
3,497 ASP Unifrax Holdings Inc, Term
Loan B , (DD1)
9.248% SOFR90A 3.750% 12/12/25 3,397,843
4,079 Axalta Coating Systems U.S.
Holdings, Inc., term Loan B4
7.848% SOFR90A 2.500% 12/20/29 4,087,413
2,853 Berlin Packaging LLC, Term
Loan B5
9.276% SOFR90A 3.750% 3/13/28 2,849,456
7,227 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.101% SOFR30A 3.675% 4/13/29 7,227,345
3,499 CPC Acquisition Corp, Term
Loan , (DD1)
9.360% SOFR90A 3.750% 12/29/27 2,913,792
2,325 Derby Buyer LLC, Term Loan 9.578% SOFR30A 4.250% 11/01/30 2,332,277
5,854 Discovery Purchaser
Corporation, Term Loan , (DD1)
9.705% SOFR90A 4.375% 8/03/29 5,833,611
572 INEOS Quattro Holdings UK
Ltd, Term Loan
9.176% TSFR1M 3.750% 3/03/30 567,356
3,066 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.676% TSFR1M 4.250% 11/14/29 3,027,812
2,410 Ineos US Finance LLC, Term
Loan B
9.076% TSFR1M 3.750% 1/31/31 2,397,203
1,144 Ineos US Finance LLC, Term
Loan B
8.926% TSFR1M 3.500% 2/09/30 1,136,504
3,838 Klockner-Pentaplast of America,
Inc., Term Loan B
10.267% SOFR180A 4.725% 2/09/26 3,703,219
1,228 Kraton Corporation, Term Loan 8.896% SOFR90A 3.250% 3/15/29 1,205,319
6,116 Lonza Group AG, Term Loan B
, (DD1)
9.373% SOFR90A 3.925% 7/03/28 5,745,007
4,987 Nouryon Finance B.V., Term
Loan B
9.382% SOFR90A 4.000% 4/03/28 4,996,820
1,371 PMHC II, Inc., Term Loan B 9.723% SOFR90A 4.250% 2/03/29 1,341,834
3,867 Proampac PG Borrower LLC,
Term Loan
9.810% SOFR90A +
Prime
4.500% 9/15/28 3,877,634
2,269 Reynolds Group Holdings Inc. ,
Term Loan B
8.691% TSFR1M 3.250% 9/25/28 2,275,312
2,636 Reynolds Group Holdings Inc. ,
Term Loan B2
8.691% TSFR1M 3.250% 2/05/26 2,644,040
249 Starfruit Finco B.V, Term Loan 9.424% TSFR1M 4.000% 3/03/28 249,139
2,364 TricorBraun Holdings, Inc., Term
Loan
8.691% TSFR1M 3.250% 3/03/28 2,334,112
1,750 Tronox Finance LLC, Term Loan
B
8.848% SOFR90A 3.500% 8/16/28 1,752,625
1,455 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.191% TSFR1M 3.750% 7/02/25 1,451,636
Total Materials 75,667,863
Media & Entertainment - 7.0%
2,869 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.926% SOFR30A 3.500% 12/21/28 2,879,959
2,460 Altice Financing SA, Term Loan 10.314% TSFR3M 5.000% 10/29/27 2,457,480
4,361 AMC Entertainment Holdings,
Inc. , Term Loan B
8.432% TSFR1M 3.000% 4/22/26 3,580,168
12,149 Cengage Learning, Inc., Term
Loan B
10.326% TSFR3M 4.750% 7/14/26 12,163,285

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media & Entertainment (continued)
$ 227 Checkout Holding Corp., Term
Loan
14.801% TSFR3M 9.500% 5/24/30 $ 118,884
2,978 Cinemark USA, Inc., Term Loan
B
9.078% TSFR1M +
SOFR90A
3.750% 5/18/30 2,986,194
24,306 Clear Channel Outdoor
Holdings, Inc., Term Loan B ,
(DD1)
9.074% 1 + 3 Month
LIBOR
3.500% 8/21/26 24,262,115
4,336 Crown Finance US, Inc., Term
Loan , (cash 6.970%, PIK
7.000%)
6.970% TSFR1M +
1-Month LIBOR
4.250% 7/31/28 4,399,285
739 CSC Holdings, LLC, Term Loan
B5
7.932% 1-Month LIBOR 2.500% 4/15/27 693,607
955 CSC Holdings, LLC, Term Loan
B6
9.818% SOFR30A 4.500% 1/18/28 930,791
3,402 DirecTV Financing, LLC, Term
Loan
10.441% TSFR1M 5.000% 8/02/27 3,404,650
4,866 Dotdash Meredith Inc, Term
Loan B
9.428% SOFR30A 4.000% 12/01/28 4,833,863
360 Getty Images, Inc., Term Loan B 9.948% SOFR90A 4.500% 2/19/26 360,534
1,507 Gray Television, Inc., Term Loan
E
7.943% SOFR30A 2.500% 1/02/26 1,497,274
7,196 iHeartCommunications, Inc.,
Term Loan
8.441% TSFR1M 3.000% 5/01/26 6,368,313
8,285 McGraw-Hill Global Education
Holdings, LLC, Term Loan
9.964% 1 + 3 + 6
Month LIBOR
4.750% 7/31/28 8,264,751
710 Mission Broadcasting, Inc., Term
Loan B
7.951% TSFR1M 2.500% 6/02/28 708,469
5,383 NEP Group Inc , (WI/DD) TBD TBD TBD TBD 5,189,562
1,016 Playtika Holding Corp, Term
Loan
8.191% TSFR1M 2.750% 3/13/28 1,015,434
14,873 Rackspace Technology Global,
Inc., Term Loan B
8.188% SOFR30A 2.750% 2/15/28 6,599,902
1,092 Radiate Holdco, LLC, Term Loan
B
8.691% TSFR1M 3.250% 9/25/26 899,860
3,135 Simon & Schuster Inc, Term
Loan B
9.317% TSFR3M 4.000% 10/30/30 3,151,177
7,900 Virgin Media Bristol LLC, Term
Loan Y
8.790% SOFR180A 3.250% 3/06/31 7,861,527
2,275 Wood Mackenzie Limited, Term
Loan B
8.814% SOFR90A 3.500% 2/10/31 2,276,422
Total Media & Entertainment 106,903,506
Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
1,650 Amneal Pharmaceuticals LLC,
Term Loan B
10.826% TSFR1M 5.500% 5/04/28 1,648,622
1,344 Curia Global, Inc., Term Loan 9.169% SOFR90A +
TSFR1M
3.750% 8/28/26 1,270,178
1,191 Emergent Biosolutions, Term
Loan
11.426% TSFR1M 6.000% 10/13/23 1,048,372
12 ICON Luxembourg S.A.R.L.,
Term Loan
7.860% SOFR90A 2.250% 7/03/28 11,606
26,994 Jazz Financing Lux S.a.r.l., Term
Loan B
8.441% TSFR1M 3.000% 5/05/28 27,061,731
16,999 Organon & Co, Term Loan 8.432% TSFR1M 3.000% 6/02/28 17,041,350
2,606 Perrigo Investments, LLC, Term
Loan B
7.676% SOFR30A 2.250% 4/05/29 2,599,607
Total Pharmaceuticals, Biotechnology & Life Sciences 50,681,466

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Real Estate Management & Development - 0.3%
$ 2,578 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.676% TSFR1M 3.250% 1/31/30 $ 2,555,306
2,500 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.326% TSFR1M 4.000% 1/31/30 2,500,000
278 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.191% TSFR1M 2.750% 8/21/25 277,781
Total Real Estate Management & Development 5,333,087
Semiconductors & Semiconductor Equipment - 0.0%
3,548 Bright Bidco B.V., Term Loan ,
(cash 6.317%, PIK 8.000%)
6.317% TSFR3M 1.000% 10/31/27 857,409
Total Semiconductors & Semiconductor Equipment 857,409
Software & Services - 11.9%
992 Ahead DB Holdings, LLC, Term
Loan B
9.198% SOFR90A 3.750% 10/18/27 990,526
1,440 Applied Systems, Inc., Term
Loan, First Lien
8.821% SOFR90A 4.500% 9/21/26 1,446,315
3,122 AppLovin Corporation, Term
Loan B
8.426% TSFR1M 3.100% 10/21/28 3,129,190
522 Apttus Corporation, Term Loan 9.441% TSFR1M 4.000% 5/08/28 523,658
965 Asurion LLC, Term Loan B4,
Second Lien
10.691% TSFR1M 5.250% 1/20/29 912,755
8,319 Avaya, Inc., Term Loan 6.826% TSFR1M 1.500% 8/01/28 7,411,032
12,239 Banff Merger Sub Inc, Term
Loan , (DD1)
9.579% SOFR30A 4.250% 12/29/28 12,293,463
10,889 Camelot U.S. Acquisition LLC,
Term Loan B
8.076% TSFR1M 2.750% 1/31/31 10,869,038
1,035 CCC Intelligent Solutions Inc.,
Term Loan B
7.571% TSFR1M 2.250% 9/21/28 1,033,702
5,185 Cotiviti Inc , (WI/DD) TBD TBD TBD TBD 5,172,038
650 Delta TopCo, Inc., Term Loan,
Second Lien
12.621% SOFR90A 7.250% 12/01/28 651,625
1,926 DTI Holdco, Inc., Term Loan 10.063% SOFR90A 4.750% 4/21/29 1,924,224
1,329 Ellucian Holdings Inc , (WI/DD) TBD TBD TBD TBD 1,330,143
1,827 Emerald TopCo Inc, Term Loan 8.941% SOFR30A 3.500% 7/25/26 1,816,123
12,903 Epicor Software Corporation,
Term Loan
8.691% TSFR1M 3.250% 7/30/27 12,951,813
600 Genesys Cloud Services
Holdings II LLC, Term Loan B
9.191% TSFR1M 3.750% 12/01/27 602,625
7,406 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.441% TSFR1M 4.000% 12/01/27 7,439,793
2,089 IGT Holding IV AB, Term Loan
B2
8.972% SOFR90A 3.400% 3/29/28 2,094,646
6,506 Informatica LLC, Term Loan B 8.191% TSFR1M 2.750% 10/14/28 6,520,707
3,515 Instructure Holdings, Inc., Term
Loan B
8.355% TSFR3M 2.750% 10/30/28 3,506,082
285 iQor US Inc., Exit Term Loan 12.926% TSFR1M 7.600% 11/19/24 284,037
788 iQor US Inc., Second Out Term
Loan
12.926% TSFR1M 7.600% 11/19/25 660,023
1,675 Ivanti Software, Inc., Term Loan
B
9.839% TSFR3M 4.250% 12/01/27 1,568,809
384 Ivanti Software, Inc., Term Loan
B , (DD1)
9.591% TSFR3M 4.000% 12/01/27 358,676
7,903 McAfee, LLC, Term Loan B 9.178% SOFR30A 3.750% 2/03/29 7,886,376
3,557 Mitchell International, Inc., Term
Loan B
9.191% TSFR1M 3.750% 10/15/28 3,545,051
747 NortonLifeLock Inc., Term Loan
B
7.426% SOFR30A 2.000% 1/28/29 745,498
17,545 Open Text Corporation, Term
Loan B
8.176% TSFR1M 2.750% 1/31/30 17,584,105

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 3,972 Peraton Corp., Term Loan B ,
(DD1)
9.176% TSFR1M 3.750% 2/01/28 $ 3,981,096
3,586 Perforce Software, Inc., Term
Loan B
9.176% TSFR1M 3.750% 7/01/26 3,561,200
2,120 Quartz Acquireco LLC, Term
Loan B
8.826% TSFR1M 3.500% 4/14/30 2,122,337
4,397 Rocket Software, Inc., Term Loan
B , (DD1)
10.076% TSFR1M 4.750% 10/05/28 4,345,895
572 Sedgwick Claims Management
Services, Inc., Term Loan B
9.076% TSFR1M 3.750% 2/24/28 573,055
6,009 Sophia, L.P., Term Loan B , (WI/
DD)
TBD TBD TBD TBD 6,014,093
–(f) SS&C Technologies Inc., Term
Loan B3
7.191% TSFR1M 1.750% 4/16/25 386
905 SS&C Technologies Inc., Term
Loan B6
7.676% SOFR30A 2.250% 3/22/29 905,361
1,758 SS&C Technologies Inc., Term
Loan B7
7.676% SOFR30A 2.250% 3/22/29 1,759,715
8,999 Syniverse Holdings, Inc., Term
Loan
12.348% SOFR90A 7.000% 5/10/29 8,603,896
5,560 Tempo Acquisition LLC, Term
Loan B
8.076% TSFR1M 2.750% 8/31/28 5,575,146
13,790 Ultimate Software Group Inc
(The), Term Loan B
8.814% SOFR90A 3.500% 2/10/31 13,824,591
698 Ultimate Software Group Inc
(The), Term Loan, Second Lien
10.680% SOFR90A 5.250% 5/03/27 706,264
5,425 Vision Solutions, Inc., Term Loan 9.586% TSFR3M 4.000% 5/28/28 5,396,482
3,394 West Corporation, Term Loan
B3
9.563% SOFR90A 4.000% 4/10/27 3,280,386
4,650 Zelis Payments Buyer, Inc., Term
Loan B
8.067% TSFR3M 2.750% 9/28/29 4,654,069
Total Software & Services 180,556,045
Technology Hardware & Equipment - 1.3%
7,181 CommScope, Inc., Term Loan B 8.691% TSFR1M 3.250% 4/06/26 6,509,500
5,463 Delta TopCo, Inc., Term Loan B 9.121% SOFR180A 3.750% 12/01/27 5,464,607
3,727 Ingram Micro Inc., Term Loan 8.610% SOFR90A 3.000% 7/02/28 3,732,936
3,527 MLN US HoldCo LLC, Term Loan 12.110% SOFR90A 6.700% 10/18/27 705,318
6,070 MLN US HoldCo LLC, Term
Loan, First Lien
9.972% TSFR3M 4.500% 12/01/25 748,641
1,875 NCR Atleos LLC, Term Loan B 10.169% TSFR1M +
SOFR90A
4.750% 3/27/29 1,878,525
1,350 Riverbed Technology, Inc., Term
Loan , (DD1)
4.924% 3-Month LIBOR
+ SOFR90A
2.250% 7/03/28 923,152
Total Technology Hardware & Equipment 19,962,679
Telecommunication Services - 4.0%
1,674 Altice France S.A., Term Loan
B12
9.263% 3-Month LIBOR 3.688% 2/02/26 1,649,092
8,089 Altice France S.A., Term Loan
B13
9.569% 3-Month LIBOR 4.000% 8/14/26 7,934,242
1,476 Cablevision Lightpath LLC, Term
Loan B
8.682% SOFR30A 3.250% 12/01/27 1,469,218
1,838 CenturyLink, Inc., Term Loan B 7.691% TSFR1M 2.250% 3/15/27 1,348,849
4,763 Cincinnati Bell, Inc., Term Loan
B2 , (DD1)
8.676% SOFR30A 3.250% 11/23/28 4,738,749
600 Connect Finco Sarl, Term Loan B 8.826% TSFR1M 3.500% 12/11/26 599,796
4,797 (e) Cyxtera DC Holdings, Inc., Term
Loan B
8.329% TSFR1M 3.000% 5/01/24 245,856
2,435 Eagle Broadband Investments
LLC, Term Loan
8.610% SOFR90A 3.000% 11/12/27 2,400,950

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Telecommunication Services (continued)
$ 14,889 Frontier Communications Corp.,
Term Loan B
9.191% TSFR1M 3.750% 10/08/27 $ 14,854,753
1,984 GOGO Intermediate Holdings
LLC, Term Loan B
9.191% TSFR1M 3.750% 4/28/28 1,979,083
4,627 Iridium Satellite LLC, Term Loan
B
7.826% SOFR30A 2.500% 9/20/30 4,627,958
155 LCPR Loan Financing LLC, Term
Loan B
9.182% SOFR30A 3.750% 10/16/28 154,898
6,831 Level 3 Financing Inc., Term
Loan B , (DD1)
7.191% TSFR1M 1.750% 3/01/27 6,691,545
5,219 Virgin Media Bristol LLC, Term
Loan N
7.932% SOFR30A 2.500% 1/31/28 5,178,083
7,371 Ziggo Financing Partnership,
Term Loan I
7.932% SOFR30A 2.500% 4/30/28 7,265,556
Total Telecommunication Services 61,138,628
Transportation - 3.3%
3,636 AAdvantage Loyalty IP Ltd.,
Term Loan
10.329% TSFR3M 4.750% 4/20/28 3,711,397
10,250 Air Canada, Term Loan B 8.935% SOFR30A 3.500% 8/11/28 10,278,624
420 Brown Group Holding, LLC,
Term Loan B
8.176% TSFR1M 2.750% 4/22/28 419,299
2,616 Brown Group Holding, LLC,
Term Loan B2
8.351% SOFR30A +
SOFR90A
3.000% 6/09/29 2,615,804
1,197 First Student Bidco Inc, Term
Loan B
8.610% SOFR90A 3.000% 7/21/28 1,189,724
363 First Student Bidco Inc, Term
Loan C
8.360% SOFR90A 3.000% 7/21/28 360,678
9,372 Hertz Corporation, (The), Term
Loan B
8.571% TSFR1M 3.250% 6/30/28 9,023,579
1,810 Hertz Corporation, (The), Term
Loan C
8.697% 1-Month LIBOR 3.250% 6/30/28 1,743,277
1,224 Kestrel Bidco Inc., Term Loan B 8.426% TSFR1M 3.000% 12/11/26 1,224,255
4,892 KKR Apple Bidco, LLC, Term
Loan
8.191% TSFR1M 2.750% 9/25/28 4,879,157
2,946 KKR Apple Bidco, LLC, Term
Loan
8.826% SOFR30A 3.500% 9/23/28 2,953,082
5,739 Mileage Plus Holdings LLC,
Term Loan B
10.770% SOFR90A 5.250% 6/21/27 5,918,839
872 SkyMiles IP Ltd., Term Loan B 9.068% TSFR3M 3.750% 10/20/27 898,045
5,100 United Airlines, Inc., Term Loan
B
8.076% TSFR3M 2.750% 2/24/31 5,103,188
Total Transportation 50,318,948
Utilities - 2.0%
2,348 Generation Bridge Northeast
LLC, Term Loan B
9.576% SOFR30A 4.250% 8/07/29 2,358,388
1,600 Hamilton Projects Acquiror, LLC
, Term Loan B
9.941% TSFR1M 4.500% 6/28/27 1,603,472
1,480 Pacific Gas & Electric Company,
Term Loan
7.826% TSFR1M 3.000% 6/23/27 1,483,241
13,717 Talen Energy Supply, LLC, Term
Loan B
9.826% SOFR90A 4.500% 5/17/30 13,778,331
11,171 Talen Energy Supply, LLC, Term
Loan C
9.826% SOFR90A 4.500% 5/27/30 11,221,462
Total Utilities 30,444,894
Total Variable Rate Senior Loan Interests
(cost $1,293,262,929) 1,274,834,793

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 10.7% X 163,206,568
Automobiles & Components - 0.2%
$ 1,000 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 $ 1,012,105
525 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 522,569
1,500 Ford Motor Credit Co LLC 5.584% 3/18/24 1,499,823
Total Automobiles & Components 3,034,497
Capital Goods - 0.3%
5,000 TransDigm Inc, 144A 6.875% 12/15/30 5,059,550
Total Capital Goods 5,059,550
Commercial & Professional Services - 1.7%
12,050 GFL Environmental Inc, 144A 5.125% 12/15/26 11,786,750
1,750 GTCR W-2 Merger Sub LLC, 144A 7.500% 1/15/31 1,825,250
10,905 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 10,822,529
667 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 665,560
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 246,671
Total Commercial & Professional Services 25,346,760
Consumer Discretionary Distribution & Retail - 0.3%
4,650 Hertz Corp/The, 144A 4.625% 12/01/26 4,116,226
Total Consumer Discretionary Distribution & Retail 4,116,226
Consumer Services - 1.0%
3,000 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 2,635,212
1,000 Caesars Entertainment Inc, 144A 7.000% 2/15/30 1,024,459
1,000 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 907,460
5,500 Life Time Inc, 144A 5.750% 1/15/26 5,453,840
3,000 Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 3,001,551
2,000 MGM Resorts International 6.750% 5/01/25 2,002,784
Total Consumer Services 15,025,306
Energy - 0.9%
275 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 283,594
6,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 6,484,669
4,000 (g) Matador Resources Co 5.875% 9/15/26 3,960,951
2,000 Transocean Inc, 144A 11.500% 1/30/27 2,080,000
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 1,036,750
Total Energy 13,845,964
Equity Real Estate Investment Trusts (REITs) - 0.2%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 2,828,250
Total Equity Real Estate Investment Trusts (REITs) 2,828,250
Health Care Equipment & Services - 1.8%
1,289 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 1,276,187
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 1,755,000
1,000 HCA Inc 5.000% 3/15/24 999,735
492 (g) Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 483,390
2,000 Select Medical Corp, 144A 6.250% 8/15/26 1,994,958
5,000 Team Health Holdings Inc, 144A 13.500% 6/30/28 5,250,000
13,500 Tenet Healthcare Corp 4.875% 1/01/26 13,486,045
2,500 Tenet Healthcare Corp 4.625% 6/15/28 2,379,424
500 (g) Tenet Healthcare Corp 6.125% 10/01/28 494,375
Total Health Care Equipment & Services 28,119,114

Principal
Amount (000)   Description (a) Coupon Maturity Value
Insurance - 0.4%
$ 2,100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 $ 1,938,228
4,000 HUB International Ltd, 144A 7.250% 6/15/30 4,080,432
Total Insurance 6,018,660
Materials - 0.7%
1,875 Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 1,522,803
1,500 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 1,571,250
3,750 Ball Corp 6.000% 6/15/29 3,768,176
2,280 LABL Inc, 144A 9.500% 11/01/28 2,280,544
1,000 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 926,807
Total Materials 10,069,580
Media & Entertainment - 0.9%
2,900 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 2,711,618
8 iHeartCommunications Inc 6.375% 5/01/26 6,626
3,900 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 3,277,248
500 (g) Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 481,015
1,000 Radiate Holdco LLC / Radiate Finance Inc, 144A 4.500% 9/15/26 787,463
7,000 Ziggo Bond Co BV, 144A 6.000% 1/15/27 6,840,765
Total Media & Entertainment 14,104,735
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
3,000 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 2,571,360
Total Pharmaceuticals, Biotechnology & Life Sciences 2,571,360
Software & Services - 0.1%
2,240 Open Text Holdings Inc, 144A 4.125% 12/01/31 1,917,258
Total Software & Services 1,917,258
Technology Hardware & Equipment - 0.2%
3,500 Commscope Inc, 144A 6.000% 3/01/26 3,150,000
Total Technology Hardware & Equipment 3,150,000
Telecommunication Services - 1.0%
5,284 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 5,106,993
7,910 Level 3 Financing Inc, 144A 10.500% 5/15/30 8,107,750
2,000 Level 3 Financing Inc, 144A 3.400% 3/01/27 2,040,000
Total Telecommunication Services 15,254,743
Transportation - 0.5%
3,287 Air Canada, 144A 3.875% 8/15/26 3,112,968
1,500 Allegiant Travel Co, 144A 7.250% 8/15/27 1,460,254
1,500 (g) American Airlines Inc, 144A 7.250% 2/15/28 1,512,484
1,500 United Airlines Inc, 144A 4.625% 4/15/29 1,383,607
1,000 United Airlines Inc, 144A 4.375% 4/15/26 962,465
Total Transportation 8,431,778
Utilities - 0.3%
497 Pacific Gas and Electric Co 3.150% 1/01/26 474,809
496 Pacific Gas and Electric Co 4.500% 7/01/40 416,185
2,602 PG&E Corp 5.000% 7/01/28 2,481,735

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities (continued)
$ 1,000 PG&E Corp 5.250% 7/01/30 $ 940,058
Total Utilities 4,312,787
Total Corporate Bonds
(cost $163,737,006) 163,206,568
Shares Description (a) Value
X –
COMMON STOCKS - 1.8% X 27,916,739
Banks - 0.0%
28,137 (h) iQor US Inc $ 25,802
Total Banks 25,802
Capital Goods - 0.0%
2,687 (h) TNT Crane & Rigging Inc 4,536
4,761 (h) TNT Crane & Rigging Inc 2,380
Total Capital Goods 6,916
Commercial & Professional Services - 0.0%
5,481 (g),(h) Skillsoft Corp 66,868
Total Commercial & Professional Services 66,868
Consumer Discretionary Distribution & Retail - 0.0%
99 (h) Belk Inc 842
Total Consumer Discretionary Distribution & Retail 842
Consumer Services - 0.0%
159,883 (h) 24 Hour Fitness Worldwide Inc 1,279
76,044 (h) 24 Hour Fitness Worldwide Inc 760
17,726 (h) Cengage Learning Holdings II Inc 192,026
953 (h) Crown Finance US Inc 14,772
Total Consumer Services 208,837
Energy - 1.0%
2,246 Chord Energy Corp 364,863
85,364 (h) Quarternorth Energy Holding Inc 14,511,880
76,990 (h) Transocean Ltd 361,083
5,884 (h) Vantage Drilling International 167,694
Total Energy 15,405,520
Health Care Equipment & Services - 0.0%
61,430 (h),(i) Millennium Health LLC 6,450
57,666 (h),(i) Millennium Health LLC 289
52,393 (h) Onex Carestream Finance LP 5,239
Total Health Care Equipment & Services 11,978
Media & Entertainment - 0.0%
7,105 (h) Catalina Marketing Corp 888
Total Media & Entertainment 888
Semiconductors & Semiconductor Equipment - 0.0%
63,592 (h) Bright Bidco BV 18,887
46,554 (h) TNT Crane and Rigging Inc 13,826
Total Semiconductors & Semiconductor Equipment 32,713
Software & Services - 0.1%
270,704 (h) Avaya Inc 1,641,278
Total Software & Services 1,641,278

Shares Description (a) Value
Technology Hardware & Equipment - 0.1%
57,126 (h) Avaya Inc $ 346,355
24,672 (h) Windstream Services PE LLC 234,384
Total Technology Hardware & Equipment 580,739
Telecommunication Services - 0.0%
18,781 (h) Windstream Services PE LLC 178,420
Total Telecommunication Services 178,420
Transportation - 0.0%
1,018 (h) ACBL HLDG CORP 42,756
Total Transportation 42,756
Utilities - 0.6%
115,290 (h),(j) Energy Harbor Corp 9,713,182
Total Utilities 9,713,182
Total Common Stocks
(cost $36,028,422) 27,916,739
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1.1% X 17,122,765
810,737
Invesco Senior Loan ETF
$ 17,122,765
Total Exchange-Traded Funds
(cost $17,096,736) 17,122,765
Shares Description (a) Value
–
WARRANTS - 0.9% X 13,320,268
Energy - 0.7%
500 California Resources Corp $ 8,405
55,057 Quarternorth Energy Holding Inc 9,359,690
28,708 Quarternorth Energy Holding Inc 660,284
55,290 Quarternorth Energy Holding Inc 82,935
Total Energy 10,111,314
Media & Entertainment - 0.2%
192,004 Cineworld Group PLC 2,976,062
Total Media & Entertainment 2,976,062
Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg 2
Total Telecommunication Services 2
Transportation - 0.0%
3,029 ACBL HLDG CORP 181,740
1,071 ACBL HLDG CORP 44,982
9,087 (i) American Commercial Barge Line LLC 3,180
11,952 (i) American Commercial Barge Line LLC 2,988
Total Transportation 232,890
Total Warrants
(cost $4,296,595) 13,320,268

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Shares   Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0.0% X 258,780
Transportation - 0.0%
4,313 ACBL HLDG CORP 0.000% $ 258,780
Total Transportation 258,780
Total Convertible Preferred Securities
(cost $131,546) 258,780
Total Long-Term Investments
(cost $1,514,553,234) 1,496,659,913
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,621,260 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(l) $ 2,621,260
Total Investments Purchased with Collateral from Securities Lending
(cost $2,621,260) 2,621,260
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 1.8%
X–
INVESTMENT COMPANIES - 1.8% X 28,100,792
28,100,792 BlackRock Liquidity Funds T-Fund 5.240%(m) $ 28,100,792
Total Investment Companies
(cost $28,100,792) 28,100,792
Total Short-Term Investments
(cost $28,100,792) 28,100,792
Total Investments (cost $1,545,275,286 ) - 100.3% 1,527,381,965
Other Assets & Liabilities, Net -   (0.3)% (5,266,949)
Net Assets - 100% $ 1,522,115,016
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Principal Amount (000) rounds to less than $1,000.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,539,085.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen High Yield Income Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.4%
X –
CORPORATE BONDS - 78.3% X 460,496,537
Automobiles & Components - 2.3%
$ 2,000 Dana Inc 5.625% 6/15/28 $ 1,936,055
2,250 Dana Inc 4.500% 2/15/32 1,889,797
2,200 (b) Ford Motor Credit Co LLC (SOFR reference rate + 0.030%
spread)
7.526% 3/06/26 2,266,378
3,350 Goodyear Tire & Rubber Co/The 5.625% 4/30/33 2,995,415
2,850 (c) Goodyear Tire & Rubber Co/The 5.000% 7/15/29 2,623,243
1,800 IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%) 6.375% 5/15/29 1,774,128
Total Automobiles & Components 13,485,016
Capital Goods - 2.7%
3,220 AAR Escrow Issuer LLC, 144A , (WI/DD) 6.750% 3/15/29 3,250,435
3,508 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 3,469,061
2,600 Albion Financing 2 Sarl, 144A 8.750% 4/15/27 2,599,781
4,670 Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC, 144A
9.000% 2/15/29 4,771,982
1,500 TransDigm Inc, 144A 6.875% 12/15/30 1,517,865
Total Capital Goods 15,609,124
Commercial & Professional Services - 2.2%
500 Allied Universal Holdco LLC / Allied Universal Finance Corp,
144A
6.625% 7/15/26 498,486
1,800 ASGN Inc, 144A 4.625% 5/15/28 1,678,686
3,840 (c) MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 3,350,400
2,500 (c) MPH Acquisition Holdings LLC, 144A 5.750% 11/01/28 1,993,750
3,100 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 3,058,718
2,000 VT Topco Inc, 144A 8.500% 8/15/30 2,085,900
Total Commercial & Professional Services 12,665,940
Consumer Discretionary Distribution & Retail - 5.8%
3,350 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 2,974,125
4,900 Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A 8.000% 2/15/31 4,730,587
2,300 Bath & Body Works Inc 6.875% 11/01/35 2,301,155
2,350 Hertz Corp/The, 144A 4.625% 12/01/26 2,080,243
5,500 Kohl's Corp 4.625% 5/01/31 4,331,250
1,485 LCM Investments Holdings II LLC, 144A 8.250% 8/01/31 1,515,584
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 1,427,898
1,500 Macy's Retail Holdings LLC, 144A 5.875% 4/01/29 1,444,605
1,500 (c) Macy's Retail Holdings LLC, 144A 6.125% 3/15/32 1,396,155
3,525 Michaels Cos Inc/The, 144A 5.250% 5/01/28 2,736,803
2,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 1,291,407
3,600 Staples Inc, 144A 7.500% 4/15/26 3,461,093
2,000 Staples Inc, 144A 10.750% 4/15/27 1,830,000
2,700 Wand NewCo 3 Inc, 144A 7.625% 1/30/32 2,774,250
Total Consumer Discretionary Distribution & Retail 34,295,155
Consumer Durables & Apparel - 0.4%
1,660 Amer Sports Co, 144A 6.750% 2/16/31 1,652,049
500 Newell Brands Inc 6.625% 9/15/29 478,608
Total Consumer Durables & Apparel 2,130,657

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services - 2.9%
$ 1,750 Churchill Downs Inc, 144A 5.750% 4/01/30 $ 1,681,498
500 (c) Cinemark USA Inc, 144A 5.250% 7/15/28 467,050
2,455 Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc, 144A
6.625% 1/15/32 2,454,993
2,300 NCL Corp Ltd, 144A 8.375% 2/01/28 2,414,457
2,000 NCL Corp Ltd, 144A 5.875% 3/15/26 1,953,500
2,065 Raising Cane's Restaurants LLC, 144A 9.375% 5/01/29 2,199,665
2,000 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 2,121,358
1,140 Royal Caribbean Cruises Ltd, 144A , (WI/DD) 6.250% 3/15/32 1,143,045
2,735 Scientific Games International Inc, 144A 7.500% 9/01/31 2,849,443
Total Consumer Services 17,285,009
Consumer Staples Distribution & Retail - 0.5%
2,785 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 2,802,292
Total Consumer Staples Distribution & Retail 2,802,292
Energy - 12.6%
1,835 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 1,745,282
4,900 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 5,053,125
2,000 Citgo Petroleum Corp, 144A 8.375% 1/15/29 2,100,338
1,500 Civitas Resources Inc, 144A 8.625% 11/01/30 1,605,122
1,440 Civitas Resources Inc, 144A 8.375% 7/01/28 1,506,851
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 1,338,526
3,715 (c) CNX Resources Corp, 144A 7.250% 3/01/32 3,702,093
1,825 Delek Logistics Partners LP / Delek Logistics Finance Corp,
144A , (WI/DD)
8.625% 3/15/29 1,826,943
2,900 Energean Israel Finance Ltd, 144A, Reg S 5.875% 3/30/31 2,473,329
1,890 EQM Midstream Partners LP, 144A 6.375% 4/01/29 1,895,426
2,408 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 2,424,659
4,560 Global Partners LP / GLP Finance Corp, 144A 8.250% 1/15/32 4,677,202
5,500 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 8.375% 11/01/33 5,908,375
2,930 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 2,825,474
1,600 Kinetik Holdings LP, 144A 6.625% 12/15/28 1,619,686
3,500 Kodiak Gas Services LLC, 144A 7.250% 2/15/29 3,563,266
2,725 New Fortress Energy Inc, 144A 6.500% 9/30/26 2,631,092
1,700 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
8.375% 2/15/32 1,726,829
1,000 NGL Energy Partners LP, 144A 8.125% 2/15/29 1,009,427
1,800 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 1,844,424
2,000 Permian Resources Operating LLC, 144A 7.000% 1/15/32 2,053,556
1,100 Talos Production Inc, 144A 9.000% 2/01/29 1,124,269
1,500 Transocean Inc, 144A 11.500% 1/30/27 1,560,000
1,500 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 1,539,375
2,000 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 1,989,724
1,800 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 4/01/26 1,797,549
4,485 Venture Global LNG Inc, 144A 8.125% 6/01/28 4,556,341
6,290 Venture Global LNG Inc, 144A 9.875% 2/01/32 6,622,621
1,400 Weatherford International Ltd, 144A 8.625% 4/30/30 1,451,450
Total Energy 74,172,354
Equity Real Estate Investment Trusts (REITs) - 2.8%
5,410 HAT Holdings I LLC / HAT Holdings II LLC, 144A 8.000% 6/15/27 5,617,279
1,500 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 1,234,082
2,310 Iron Mountain Inc, 144A 7.000% 2/15/29 2,344,836
1,815 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 1,622,674
4,050 (c) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 3,313,154

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Equity Real Estate Investment Trusts (REITs) (continued)
$ 1,800 MPT Operating Partnership LP / MPT Finance Corp 3.500% 3/15/31 $ 1,205,457
900 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 931,588
Total Equity Real Estate Investment Trusts (REITs) 16,269,070
Financial Services - 5.0%
2,000 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 1,879,368
4,260 FirstCash Inc, 144A 6.875% 3/01/32 4,217,905
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 2,744,769
3,765 Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A 9.750% 1/15/29 3,934,425
2,300 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 1,940,602
4,430 Nationstar Mortgage Holdings Inc, 144A 7.125% 2/01/32 4,357,277
2,550 OneMain Finance Corp 4.000% 9/15/30 2,148,200
1,800 OneMain Finance Corp 7.875% 3/15/30 1,830,661
1,800 OneMain Finance Corp 3.875% 9/15/28 1,572,649
4,500 PennyMac Financial Services Inc, 144A 7.875% 12/15/29 4,606,241
Total Financial Services 29,232,097
Food, Beverage & Tobacco - 2.5%
3,410 B&G Foods Inc, 144A 8.000% 9/15/28 3,550,008
980 Chobani LLC / Chobani Finance Corp Inc, 144A 7.625% 7/01/29 985,085
2,400 (c) Fiesta Purchaser Inc, 144A 7.875% 3/01/31 2,474,789
2,035 Post Holdings Inc, 144A 6.250% 2/15/32 2,045,520
1,800 Primo Water Holdings Inc, 144A 4.375% 4/30/29 1,633,050
4,875 Triton Water Holdings Inc, 144A 6.250% 4/01/29 4,255,778
Total Food, Beverage & Tobacco 14,944,230
Health Care Equipment & Services - 4.2%
3,000 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 2,744,778
3,400 CHS/Community Health Systems Inc, 144A 6.125% 4/01/30 2,126,972
1,000 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 797,828
5,000 DaVita Inc, 144A 4.625% 6/01/30 4,398,235
3,000 Global Medical Response Inc, 144A 6.500% 10/01/25 2,632,500
3,055 Heartland Dental LLC / Heartland Dental Finance Corp,
144A
10.500% 4/30/28 3,207,750
920 (c) Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 903,900
3,500 LifePoint Health Inc, 144A 9.875% 8/15/30 3,631,208
1,745 LifePoint Health Inc, 144A 11.000% 10/15/30 1,845,866
2,500 Tenet Healthcare Corp, 144A 6.750% 5/15/31 2,521,875
Total Health Care Equipment & Services 24,810,912
Household & Personal Products - 0.7%
4,350 (c) Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
7.000% 12/31/27 4,197,750
Total Household & Personal Products 4,197,750
Insurance - 3.4%
2,900 Acrisure LLC / Acrisure Finance Inc, 144A 8.250% 2/01/29 2,865,298
2,402 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 2,385,979
985 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
7.000% 1/15/31 981,149
5,000 AmWINS Group Inc, 144A 6.375% 2/15/29 5,003,261
2,085 Ardonagh Finco Ltd, 144A 7.750% 2/15/31 2,059,146
2,480 Ardonagh Group Finance Ltd, 144A 8.875% 2/15/32 2,424,696
1,360 Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC, 144A
7.250% 2/15/31 1,362,040

Principal
Amount (000)   Description (a) Coupon Maturity Value
Insurance (continued)
$ 3,125 HUB International Ltd, 144A 7.375% 1/31/32 $ 3,134,900
Total Insurance 20,216,469
Materials - 8.9%
1,690 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 1,770,275
500 Avient Corp, 144A 7.125% 8/01/30 510,955
3,825 Clydesdale Acquisition Holdings Inc, 144A 8.750% 4/15/30 3,640,840
2,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 1,957,368
1,800 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 1,793,866
3,600 Herens Holdco Sarl, 144A 4.750% 5/15/28 3,144,102
1,800 LABL Inc, 144A 9.500% 11/01/28 1,800,430
1,500 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 1,519,976
1,525 Mauser Packaging Solutions Holding Co, 144A 9.250% 4/15/27 1,482,960
5,475 Mineral Resources Ltd, 144A 9.250% 10/01/28 5,741,906
2,670 Mineral Resources Ltd, 144A 8.500% 5/01/30 2,742,129
2,750 NOVA Chemicals Corp, 144A 9.000% 2/15/30 2,758,795
2,000 NOVA Chemicals Corp, 144A 8.500% 11/15/28 2,111,712
1,800 Olympus Water US Holding Corp, 144A 7.125% 10/01/27 1,791,154
5,425 SCIH Salt Holdings Inc, 144A 6.625% 5/01/29 4,932,731
3,645 SunCoke Energy Inc, 144A 4.875% 6/30/29 3,271,388
6,090 Tronox Inc, 144A 4.625% 3/15/29 5,390,448
2,250 Vibrantz Technologies Inc, 144A 9.000% 2/15/30 2,070,000
2,250 WR Grace Holdings LLC, 144A 5.625% 8/15/29 1,973,083
1,800 WR Grace Holdings LLC, 144A 7.375% 3/01/31 1,825,092
Total Materials 52,229,210
Media & Entertainment - 6.7%
1,500 Altice Financing SA, 144A 5.000% 1/15/28 1,327,112
1,750 Cablevision Lightpath LLC, 144A 5.625% 9/15/28 1,456,370
500 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 395,002
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 804,337
3,142 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 3,044,374
2,750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 2,583,671
1,800 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 1/15/34 1,345,784
1,800 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 6/01/33 1,384,645
1,525 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 1,261,937
1,750 CSC Holdings LLC, 144A 6.500% 2/01/29 1,525,422
3,190 CSC Holdings LLC, 144A 11.750% 1/31/29 3,334,577
4,100 Directv Financing LLC, 144A 8.875% 2/01/30 4,127,327
4,000 DISH Network Corp, 144A 11.750% 11/15/27 4,170,313
1,525 Gray Television Inc, 144A 4.750% 10/15/30 982,626
2,000 LCPR Senior Secured Financing DAC, 144A 6.750% 10/15/27 1,890,000
2,113 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 1,775,596
2,000 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
7.375% 2/15/31 2,087,340
500 Sirius XM Radio Inc, 144A 3.875% 9/01/31 413,288
2,140 Sunrise FinCo I BV, 144A 4.875% 7/15/31 1,893,900
2,340 Univision Communications Inc, 144A 4.500% 5/01/29 2,052,016
1,500 Ziggo Bond Co BV, 144A 6.000% 1/15/27 1,465,878
Total Media & Entertainment 39,321,515
Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
3,075 (c) Bausch Health Cos Inc, 144A 5.500% 11/01/25 2,861,626
1,550 Bausch Health Cos Inc, 144A 9.000% 12/15/25 1,474,267
500 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 428,560
Total Pharmaceuticals, Biotechnology & Life Sciences 4,764,453

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Real Estate Management & Development - 1.0%
$ 5,172 Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp, 144A
7.000% 4/15/30 $ 4,687,229
1,800 Kennedy-Wilson Inc 5.000% 3/01/31 1,399,500
Total Real Estate Management & Development 6,086,729
Software & Services - 2.6%
4,125 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 3,679,376
2,000 CA Magnum Holdings, 144A 5.375% 10/31/26 1,922,380
4,525 Condor Merger Sub Inc, 144A 7.375% 2/15/30 3,993,665
1,525 Minerva Merger Sub Inc, 144A 6.500% 2/15/30 1,365,297
4,145 UKG Inc, 144A 6.875% 2/01/31 4,188,108
Total Software & Services 15,148,826
Technology Hardware & Equipment - 1.2%
1,500 (c) Commscope Inc, 144A 6.000% 3/01/26 1,350,000
5,850 (c) CommScope Technologies LLC, 144A 6.000% 6/15/25 4,767,750
1,350 Imola Merger Corp, 144A 4.750% 5/15/29 1,250,910
Total Technology Hardware & Equipment 7,368,660
Telecommunication Services - 3.2%
3,900 Altice France SA/France, 144A 8.125% 2/01/27 3,583,806
850 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 770,472
2,400 (c) Frontier Communications Holdings LLC, 144A 6.750% 5/01/29 2,154,703
2,500 Iliad Holding SASU, 144A 7.000% 10/15/28 2,473,641
5,000 Level 3 Financing Inc, 144A 3.400% 3/01/27 5,100,000
2,000 Level 3 Financing Inc, 144A 10.500% 5/15/30 2,050,000
3,000 Level 3 Financing Inc, 144A 4.625% 9/15/27 1,935,000
1,000 Virgin Media Secured Finance PLC, 144A 4.500% 8/15/30 874,010
Total Telecommunication Services 18,941,632
Transportation - 3.8%
2,000 Allegiant Travel Co, 144A 7.250% 8/15/27 1,947,006
1,945 (c) American Airlines Inc, 144A 7.250% 2/15/28 1,961,188
1,500 American Airlines Inc, 144A 8.500% 5/15/29 1,576,887
1,500 American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1,
144A
5.750% 4/20/29 1,466,923
3,367 (c) Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 2,978,111
4,350 (c) GN Bondco LLC, 144A 9.500% 10/15/31 4,306,500
5,500 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 5,190,625
1,250 United Airlines Inc, 144A 4.625% 4/15/29 1,153,006
1,500 XPO Inc, 144A 7.125% 6/01/31 1,531,941
Total Transportation 22,112,187
Utilities - 2.1%
1,000 Calpine Corp, 144A 3.750% 3/01/31 857,204
4,947 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 4,695,960
500 NextEra Energy Operating Partners LP, 144A 7.250% 1/15/29 508,245
4,250 Talen Energy Supply LLC, 144A 8.625% 6/01/30 4,483,926
1,800 Vistra Operations Co LLC, 144A 7.750% 10/15/31 1,861,915
Total Utilities 12,407,250
Total Corporate Bonds
(cost $457,056,649) 460,496,537

Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 13.3% (d) X 78,058,644
Automobiles & Components - 0.3%
$ 1,795 Clarios Global LP, Term Loan B 8.326% SOFR30A 3.000% 5/06/30 $ 1,799,154
Total Automobiles & Components 1,799,154
Capital Goods - 1.5%
2,060 Chart Industries, Inc., Term Loan 8.674% TSFR1M 3.250% 3/18/30 2,068,227
2,978 TransDigm, Inc., Term Loan I 8.598% SOFR90A 3.250% 8/24/28 2,986,685
3,559 Windsor Holdings III, LLC, Term
Loan B
9.824% TSFR1M 4.500% 8/01/30 3,569,495
Total Capital Goods 8,624,407
Commercial & Professional Services - 0.8%
2,500 Allied Universal Holdco LLC,
Term Loan B
9.176% TSFR1M 3.750% 5/15/28 2,493,175
2,124 Verscend Holding Corp., Term
Loan B
9.441% TSFR1M 4.000% 8/27/25 2,128,675
Total Commercial & Professional Services 4,621,850
Consumer Services - 1.1%
180 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.485% SOFR90A 14.000% 9/29/26 117,249
407 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 0.220%, PIK
5.000%)
10.610% SOFR90A 5.000% 12/29/25 194,868
450 Caesars Entertainment Corp,
Term Loan B
8.663% SOFR90A 3.250% 1/25/30 451,251
2,500 Caesars Entertainment Inc.,
Term Loan B1
8.040% SOFR90A 2.750% 2/06/31 2,501,050
3,184 Carnival Corporation, Term
Loan B
8.318% TSFR1M 3.000% 8/09/27 3,190,639
Total Consumer Services 6,455,057
Financial Services - 1.1%
4,500 GTCR W Merger Sub LLC, Term
Loan B
8.326% TSFR1M 3.000% 1/31/31 4,522,500
1,732 NFP Corp., Term Loan 8.691% TSFR1M 3.250% 2/13/27 1,736,383
Total Financial Services 6,258,883
Food, Beverage & Tobacco - 0.3%
1,637 Triton Water Holdings, Inc, Term
Loan
8.860% SOFR90A 3.250% 3/31/28 1,611,438
Total Food, Beverage & Tobacco 1,611,438
Health Care Equipment & Services - 1.2%
3,000 Medline Borrower, LP, Term
Loan B
8.441% TSFR1M 3.000% 10/21/28 3,003,750
1,728 Select Medical Corporation,
Term Loan B1
8.321% TSFR1M 3.000% 3/05/27 1,728,717
2,500 Star Parent, Inc., Term Loan B 9.348% SOFR90A 4.000% 9/30/30 2,471,888
Total Health Care Equipment & Services 7,204,355
Insurance - 1.1%
2,227 Acrisure, LLC, Term Loan B, First
Lien
9.691% 1-Month LIBOR 4.250% 2/15/27 2,235,168
2,643 Broadstreet Partners, Inc., Term
Loan B3
9.076% TSFR1M 3.750% 1/26/29 2,647,644
1,796 USI, Inc., Term Loan 8.598% SOFR90A 3.250% 9/27/30 1,797,888
Total Insurance 6,680,700

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
Materials - 0.3%
$ 1,800 Arsenal AIC Parent LLC, Term
Loan B
9.071% TSFR1M 3.750% 8/19/30 $ 1,803,375
Total Materials 1,803,375
Media & Entertainment - 1.3%
974 Getty Images, Inc., Term Loan B 9.948% SOFR90A 4.500% 2/19/26 974,531
2,500 UPC Financing Partnership,
Term Loan AX , (WI/DD)
TBD TBD TBD TBD 2,493,600
2,000 Virgin Media Bristol LLC, Term
Loan Q
8.682% SOFR30A 3.250% 1/31/29 1,996,130
2,000 Virgin Media Bristol LLC, Term
Loan Y , (WI/DD)
TBD TBD TBD TBD 1,990,260
Total Media & Entertainment 7,454,521
Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
3,570 Jazz Financing Lux S.a.r.l., Term
Loan B
8.441% TSFR1M 3.000% 5/05/28 3,578,440
2,500 Organon & Co, Term Loan 8.432% TSFR1M 3.000% 6/02/28 2,506,263
Total Pharmaceuticals, Biotechnology & Life Sciences 6,084,703
Software & Services - 1.2%
1,600 Cotiviti Inc , (WI/DD) TBD TBD TBD TBD 1,596,000
3,221 Open Text Corporation, Term
Loan B
8.176% TSFR1M 2.750% 1/31/30 3,228,094
2,000 Ultimate Software Group Inc
(The), Term Loan B , (WI/DD)
TBD TBD TBD TBD 2,005,000
Total Software & Services 6,829,094
Technology Hardware & Equipment - 0.4%
2,250 NCR Atleos LLC, Term Loan B 10.169% TSFR1M +
SOFR90A
4.750% 3/27/29 2,254,230
Total Technology Hardware & Equipment 2,254,230
Telecommunication Services - 1.4%
4,706 Frontier Communications Corp.,
Term Loan B
9.191% TSFR1M 3.750% 10/08/27 4,695,154
3,750 Ziggo Financing Partnership,
Term Loan I , (WI/DD)
TBD TBD TBD TBD 3,696,319
Total Telecommunication Services 8,391,473
Transportation - 0.3%
1,980 Air Canada, Term Loan B 8.935% SOFR30A 3.500% 8/11/28 1,985,404
Total Transportation 1,985,404
Total Variable Rate Senior Loan Interests
(cost $77,844,030) 78,058,644
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 2.1% X 12,698,662
Automobiles & Components - 0.3%
$ 2,200 (c) General Motors Financial Co Inc 5.750% N/A (f) $ 2,044,904
Total Automobiles & Components 2,044,904
Banks - 0.3%
1,800 (c) Citigroup Inc 7.625% N/A (f) 1,856,147
Total Banks 1,856,147

Principal
Amount (000) Description (a) Coupon Maturity Value
Energy - 0.4%
$ 2,600 Energy Transfer LP 6.500% N/A (f) $ 2,520,048
Total Energy 2,520,048
Utilities - 1.1%
2,725 Edison International 5.375% N/A (f) 2,626,499
1,800 NRG Energy Inc, 144A 10.250% N/A (f) 1,909,564
1,800 Vistra Corp, 144A 7.000% N/A (f) 1,741,500
Total Utilities 6,277,563
Total $1,000 Par (or similar) Institutional Preferred
(cost $12,766,692) 12,698,662
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1.1% X 6,336,000
300,000
Invesco Senior Loan ETF
$ 6,336,000
Total Exchange-Traded Funds
(cost $6,331,500) 6,336,000
Principal
Amount (000) Description (a),(g) Coupon Maturity Value
–
CONTINGENT CAPITAL SECURITIES - 0.6% X 3,414,697
Banks - 0.3%
$ 1,850 Intesa Sanpaolo SpA, 144A 7.700% N/A (f) $ 1,829,077
Total Banks 1,829,077
Financial Services - 0.3%
1,800 Deutsche Bank AG 6.000% N/A (f) 1,585,620
Total Financial Services 1,585,620
Total Contingent Capital Securities
(cost $3,433,085) 3,414,697
Shares Description (a) Value
X –
COMMON STOCKS - 0.5% X 3,276,545
Consumer Services - 0.0%
182,331 (h) 24 Hour Fitness Worldwide Inc $ 1,459
86,730 (h) 24 Hour Fitness Worldwide Inc 867
Total Consumer Services 2,326
Semiconductors & Semiconductor Equipment - 0.0%
607 (h) Bright Bidco BV 180
Total Semiconductors & Semiconductor Equipment 180
Utilities - 0.5%
38,861 (h),(i) Energy Harbor Corp 3,274,039
Total Utilities 3,274,039
Total Common Stocks
(cost $2,658,957) 3,276,545

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Shares Description (a) Value
X –
WARRANTS - 0.5% X 2,845,966
Energy - 0.5%
13,860 Quarternorth Energy Holding Inc $ 2,356,200
18,918 Quarternorth Energy Holding Inc 435,114
36,435 Quarternorth Energy Holding Inc 54,652
Total Energy 2,845,966
Total Warrants
(cost $361,195) 2,845,966
Total Long-Term Investments
(cost $560,452,108) 567,127,051
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.8%
34,101,522 (j) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(k) $ 34,101,522
Total Investments Purchased with Collateral from Securities Lending
(cost $34,101,522) 34,101,522
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 3.8%
X–
INVESTMENT COMPANIES - 3.8% X 22,398,573
22,398,573 BlackRock Liquidity Funds T-Fund 5.242%(l) $ 22,398,573
Total Investment Companies
(cost $22,398,573) 22,398,573
Total Short-Term Investments
(cost $22,398,573) 22,398,573
Total Investments (cost $616,952,203 ) - 106.0% 623,627,146
Other Assets & Liabilities, Net -   (6.0)% (35,291,484)
Net Assets - 100% $ 588,335,662
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $32,675,466.
(d) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(e) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(j) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Preferred Securities and Income Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.4%
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 49 .8 % X 2,177,795,752
Automobiles & Components - 1.5%
$ 43,118 (b) General Motors Financial Co Inc 5.750% N/A (c) $ 40,078,250
24,979 (b) General Motors Financial Co Inc 5.700% N/A (c) 23,392,281
Total Automobiles & Components 63,470,531
Banks - 20.6%
13,651 Bank of America Corp 6.100% N/A (c) 13,641,753
3,000 (d) Bank of America Corp (TSFR3M reference rate + 3.397%
spread)
8.738% N/A (c) 3,021,670
16,626 (b) Bank of America Corp 6.500% N/A (c) 16,604,070
22,649 Bank of America Corp 6.250% N/A (c) 22,588,763
6,780 Bank of America Corp 4.375% N/A (c) 6,260,138
26,726 Bank of America Corp 6.300% N/A (c) 26,783,602
8,700 Bank of Montreal , (WI/DD) 7.700% 5/26/84 8,700,000
10,255 Bank of Nova Scotia/The 8.000% 1/27/84 10,355,571
11,994 Citigroup Inc 4.150% N/A (c) 10,809,320
19,865 (b) Citigroup Inc 7.625% N/A (c) 20,484,649
9,885 (b) Citigroup Inc 7.375% N/A (c) 10,108,707
13,777 Citigroup Inc 6.250% N/A (c) 13,716,902
35,016 Citigroup Inc 5.000% N/A (c) 34,564,392
37,169 Citigroup Inc 6.300% N/A (c) 36,983,601
49,701 (b) Citigroup Inc 5.950% N/A (c) 49,276,221
3,846 (b) Citizens Financial Group Inc 6.375% N/A (c) 3,627,685
17,365 Citizens Financial Group Inc 4.000% N/A (c) 14,885,278
33,000 CoBank ACB 6.450% N/A (c) 32,502,251
22,396 CoBank ACB 6.250% N/A (c) 21,836,100
14,665 Farm Credit Bank of Texas, 144A 5.700% N/A (c) 14,298,375
6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (c) 6,194,552
1,875 (d) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.625% N/A (c) 1,818,866
10,336 Fifth Third Bancorp 4.500% N/A (c) 9,820,130
17,141 (b),(d) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.618% N/A (c) 17,346,452
5,510 Goldman Sachs Group Inc/The 3.800% N/A (c) 5,068,905
965 (b) Goldman Sachs Group Inc/The 4.400% N/A (c) 925,259
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (c) 12,241,726
26,515 Huntington Bancshares Inc/OH 5.625% N/A (c) 23,996,075
62,455 (d) JPMorgan Chase & Co (TSFR3M reference rate + 4.042%
spread)
9.348% N/A (c) 62,796,691
4,657 JPMorgan Chase & Co 3.650% N/A (c) 4,330,584
31,738 JPMorgan Chase & Co 5.000% N/A (c) 31,558,864
7,059 JPMorgan Chase & Co 6.100% N/A (c) 7,051,144
6,491 KeyCorp 5.000% N/A (c) 5,530,484
14,785 M&T Bank Corp 3.500% N/A (c) 11,088,704
10,323 M&T Bank Corp 5.125% N/A (c) 9,019,721
8,046 (b),(d) M&T Bank Corp (TSFR3M reference rate + 3.872% spread) 9.179% N/A (c) 8,077,720
30,660 PNC Financial Services Group Inc/The 6.250% N/A (c) 28,937,546
6,555 PNC Financial Services Group Inc/The 6.200% N/A (c) 6,449,759
16,330 PNC Financial Services Group Inc/The 3.400% N/A (c) 13,819,975
8,444 PNC Financial Services Group Inc/The 5.000% N/A (c) 8,007,889
14,835 PNC Financial Services Group Inc/The 6.000% N/A (c) 14,333,682
7,340 (d) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.643% N/A (c) 7,366,219
14,102 Regions Financial Corp 5.750% N/A (c) 13,711,576
15,719 Toronto-Dominion Bank/The 8.125% 10/31/82 16,359,691
24,314 Truist Financial Corp 5.100% N/A (c) 22,173,138

Principal
Amount (000) Description (a) Coupon Maturity Value
Banks (continued)
$ 12,446 (b),(d) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.748% N/A (c) $ 12,532,189
41,536 Truist Financial Corp 4.800% N/A (c) 39,293,844
24,750 (b) Wells Fargo & Co 7.625% N/A (c) 26,188,693
37,830 Wells Fargo & Co 3.900% N/A (c) 35,595,840
47,503 Wells Fargo & Co 5.875% N/A (c) 47,473,073
6,580 Wells Fargo & Co 7.950% 11/15/29 7,337,384
7,490 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 3.800%
spread)
9.446% N/A (c) 6,862,441
6,645 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.086% N/A (c) 6,477,630
Total Banks 900,835,494
Capital Goods - 2.5%
42,469 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 42,116,596
17,977 (b) AerCap Holdings NV 5.875% 10/10/79 17,790,391
11,955 (b) Air Lease Corp 4.650% N/A (c) 11,203,771
39,963 ILFC E-Capital Trust I, 144A 7.436% 12/21/65 31,670,670
10,564 ILFC E-Capital Trust I, 144A 7.186% 12/21/65 8,182,135
Total Capital Goods 110,963,563
Energy - 1.9%
14,306 Enbridge Inc 5.750% 7/15/80 13,343,171
12,755 Enbridge Inc 7.625% 1/15/83 12,917,307
10,154 Enbridge Inc 6.000% 1/15/77 9,866,244
4,735 Enbridge Inc 5.500% 7/15/77 4,402,477
11,442 Energy Transfer LP 6.500% N/A (c) 11,090,149
5,335 Energy Transfer LP 8.000% 5/15/54 5,543,065
3,895 Energy Transfer LP 7.125% N/A (c) 3,754,275
20,747 Transcanada Trust 5.600% 3/07/82 18,154,055
4,125 Transcanada Trust 5.875% 8/15/76 3,956,125
Total Energy 83,026,868
Financial Services - 6.6%
19,925 Ally Financial Inc 4.700% N/A (c) 15,641,125
11,040 Ally Financial Inc 4.700% N/A (c) 9,467,330
20,885 American AgCredit Corp, 144A 5.250% N/A (c) 19,527,475
13,930 American Express Co 3.550% N/A (c) 12,567,958
7,300 Bank of New York Mellon Corp/The 4.700% N/A (c) 7,147,300
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (c) 12,563,775
11,655 (b) Capital One Financial Corp 3.950% N/A (c) 10,255,118
12,201 (b) Charles Schwab Corp/The 5.375% N/A (c) 12,032,212
4,045 Charles Schwab Corp/The 5.000% N/A (c) 3,731,584
11,210 Charles Schwab Corp/The 4.000% N/A (c) 10,325,111
3,955 Citigroup Capital III 7.625% 12/01/36 4,102,710
6,700 Compeer Financial ACA, 144A 4.875% N/A (c) 6,365,000
8,000 Discover Financial Services 5.500% N/A (c) 6,726,640
8,108 (b) Discover Financial Services 6.125% N/A (c) 8,154,775
25,209 Equitable Holdings Inc 4.950% N/A (c) 24,442,294
31,868 (b) Goldman Sachs Group Inc/The 5.500% N/A (c) 31,485,791
20,175 (b) Goldman Sachs Group Inc/The 7.500% N/A (c) 21,214,493
25,800 Goldman Sachs Group Inc/The 5.300% N/A (c) 25,499,884
2,925 Goldman Sachs Group Inc/The 4.125% N/A (c) 2,671,294
18,005 State Street Corp 6.700% N/A (c) 17,956,267
26,248 Voya Financial Inc 7.758% N/A (c) 26,846,848
Total Financial Services 288,724,984

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 2.9%
$ 13,835 Dairy Farmers of America Inc, 144A 7.125% N/A (c) $ 12,693,613
51,917 Land O' Lakes Inc, 144A 7.250% N/A (c) 41,663,392
44,310 Land O' Lakes Inc, 144A 8.000% N/A (c) 37,718,888
46,321 Land O' Lakes Inc, 144A 7.000% N/A (c) 35,203,960
Total Food, Beverage & Tobacco 127,279,853
Insurance - 9.3%
7,115 Aegon NV 5.500% 4/11/48 6,833,812
7,025 American International Group Inc 5.750% 4/01/48 6,901,399
51,650 (b) Assurant Inc 7.000% 3/27/48 52,315,024
66,640 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 61,061,338
19,875 AXIS Specialty Finance LLC 4.900% 1/15/40 17,385,155
13,804 Enstar Finance LLC 5.750% 9/01/40 13,204,060
14,288 Enstar Finance LLC 5.500% 1/15/42 12,868,180
10,830 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 10,559,250
28,387 (b) Markel Group Inc 6.000% N/A (c) 28,194,721
24,448 MetLife Inc, 144A 9.250% 4/08/38 27,886,587
7,425 (b) MetLife Inc 3.850% N/A (c) 7,095,721
4,531 MetLife Inc 5.875% N/A (c) 4,484,095
14,051 PartnerRe Finance B LLC 4.500% 10/01/50 12,527,310
21,542 Provident Financing Trust I 7.405% 3/15/38 23,627,023
3,085 Prudential Financial Inc 3.700% 10/01/50 2,694,602
8,234 Prudential Financial Inc 5.125% 3/01/52 7,697,454
24,561 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 24,546,049
15,606 QBE Insurance Group Ltd, 144A 5.875% N/A (c) 15,366,908
34,059 SBL Holdings Inc, 144A 6.500% N/A (c) 23,944,670
65,824 SBL Holdings Inc, 144A 7.000% N/A (c) 48,216,080
Total Insurance 407,409,438
Media & Entertainment - 0.2%
10,628 Paramount Global 6.375% 3/30/62 9,219,790
Total Media & Entertainment 9,219,790
Technology Hardware & Equipment - 0.2%
9,350 Vodafone Group PLC 4.125% 6/04/81 7,985,415
Total Technology Hardware & Equipment 7,985,415
Telecommunication Services - 0.5%
22,509 Vodafone Group PLC 7.000% 4/04/79 23,065,558
Total Telecommunication Services 23,065,558
Utilities - 3.6%
13,450 AES Andes SA, 144A 6.350% 10/07/79 13,063,985
7,705 AES Andes SA, 144A 7.125% 3/26/79 7,562,496
14,161 American Electric Power Co Inc 3.875% 2/15/62 12,596,704
4,789 CMS Energy Corp 4.750% 6/01/50 4,388,210
13,579 Edison International 5.000% N/A (c) 12,893,497
5,247 Edison International 5.375% N/A (c) 5,057,336
40,009 Emera Inc 6.750% 6/15/76 39,204,403
14,740 Sempra 4.125% 4/01/52 13,523,508
12,730 Sempra 4.875% N/A (c) 12,462,096
13,626 Southern Co/The 4.000% 1/15/51 13,085,197
10,900 Vistra Corp, 144A 7.000% N/A (c) 10,545,750
7,900 Vistra Corp, 144A 8.875% N/A (c) 8,036,076
3,395 Vistra Corp, 144A 8.000% N/A (c) 3,395,000
Total Utilities 155,814,258
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,243,519,049) 2,177,795,752

Principal
Amount (000) Description (a) ,(e) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 30 .5 % X 1,334,710,648
Banks - 25.6%
$ 9,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (c) $ 9,741,613
27,982 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (c) 25,238,634
8,595 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (c) 9,069,788
31,985 (b) Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (c) 31,519,199
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (c) 16,079,875
10,700 (b) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (c) 10,486,940
22,800 Banco Santander SA 9.625% N/A (c) 24,418,070
42,835 Banco Santander SA 4.750% N/A (c) 36,528,172
24,155 Barclays PLC 9.625% N/A (c) 24,974,772
49,705 Barclays PLC 8.000% N/A (c) 48,839,104
8,135 Barclays PLC 8.000% N/A (c) 8,116,054
27,620 Barclays PLC 6.125% N/A (c) 26,296,356
34,280 BNP Paribas SA, 144A 8.000% N/A (c) 34,151,450
32,065 BNP Paribas SA, 144A 8.500% N/A (c) 33,066,133
12,305 (b) BNP Paribas SA, 144A 9.250% N/A (c) 13,074,001
43,770 BNP Paribas SA, 144A 7.750% N/A (c) 44,077,090
17,765 BNP Paribas SA, 144A 7.000% N/A (c) 17,183,532
19,606 (b) BNP Paribas SA, 144A 7.375% N/A (c) 19,630,508
12,025 Credit Agricole SA, 144A 4.750% N/A (c) 10,345,332
42,374 Credit Agricole SA, 144A 8.125% N/A (c) 43,205,717
76,297 (b) HSBC Holdings PLC 6.375% N/A (c) 75,425,665
38,510 (b) HSBC Holdings PLC 8.000% N/A (c) 39,682,244
50,169 HSBC Holdings PLC 6.000% N/A (c) 47,468,945
29,400 (b) ING Groep NV 6.500% N/A (c) 28,887,526
12,860 ING Groep NV, Reg S 6.750% N/A (c) 12,860,000
46,559 ING Groep NV 5.750% N/A (c) 43,811,045
29,565 Intesa Sanpaolo SpA, 144A 7.700% N/A (c) 29,230,623
27,366 Lloyds Banking Group PLC 7.500% N/A (c) 27,330,424
28,545 Lloyds Banking Group PLC 8.000% N/A (c) 28,101,474
31,560 Lloyds Banking Group PLC 7.500% N/A (c) 31,086,297
18,370 Macquarie Bank Ltd/London, 144A 6.125% N/A (c) 17,503,340
32,494 (b) NatWest Group PLC 8.000% N/A (c) 32,838,436
25,410 NatWest Group PLC 6.000% N/A (c) 24,671,842
16,900 Nordea Bank Abp, 144A 6.625% N/A (c) 16,621,199
7,183 (b) Societe Generale SA, 144A 8.000% N/A (c) 7,209,117
47,345 Societe Generale SA, 144A 10.000% N/A (c) 49,973,926
10,075 Societe Generale SA, 144A 4.750% N/A (c) 8,863,194
6,676 Societe Generale SA, 144A 6.750% N/A (c) 5,884,646
45,240 Societe Generale SA, 144A 9.375% N/A (c) 46,512,601
5,000 (b) Societe Generale SA, 144A 5.375% N/A (c) 4,033,605
25,875 (b) Standard Chartered PLC, 144A 7.750% N/A (c) 26,069,735
5,986 Standard Chartered PLC, 144A 6.000% N/A (c) 5,894,738
18,774 UniCredit SpA, Reg S 8.000% N/A (c) 18,771,972
Total Banks 1,114,774,934
Financial Services - 4.9%
54,519 Deutsche Bank AG 6.000% N/A (c) 48,025,787
11,000 (b) Deutsche Bank AG 7.500% N/A (c) 10,517,119
46,385 UBS Group AG, Reg S 6.875% N/A (c) 45,788,675
45,277 UBS Group AG, Reg S 7.000% N/A (c) 45,177,481
26,900 UBS Group AG, 144A 9.250% N/A (c) 29,720,895
24,805 UBS Group AG, 144A 9.250% N/A (c) 26,481,818
14,220 UBS Group AG, 144A 7.750% N/A (c) 14,223,939
Total Financial Services 219,935,714
Total Contingent Capital Securities
(cost $1,332,194,136) 1,334,710,648

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 16 .6 % X 722,718,110
Banks - 4.3%
65,271 CoBank ACB 6.200% $ 6,461,829
492,086 Farm Credit Bank of Texas, 144A 9.656% 49,700,686
486,433 Fifth Third Bancorp 9.302% 12,525,650
280,000 Huntington Bancshares Inc/OH 8.276% 6,545,000
1,488,532 KeyCorp 6.200% 34,012,956
285,287 KeyCorp 6.125% 6,707,097
1,141,927 New York Community Bancorp Inc 6.375% 21,753,709
645,483 Regions Financial Corp 6.375% 16,020,888
302,269 Regions Financial Corp 5.700% 7,015,664
400,687 Synovus Financial Corp 5.875% 10,057,244
327,000 Western Alliance Bancorp 4.250% 5,748,660
484,833 Wintrust Financial Corp 6.875% 12,188,702
Total Banks 188,738,085
Capital Goods - 0.7%
844,551 Air Lease Corp 6.150% 21,324,913
271,800 WESCO International Inc 10.625% 7,365,780
Total Capital Goods 28,690,693
Energy - 1.6%
158,400 Energy Transfer LP 7.600% 3,991,680
1,142,602 NuStar Energy LP 11.282% 29,044,943
828,913 NuStar Energy LP 12.405% 21,021,234
688,551 NuStar Logistics LP 12.310% 17,922,982
Total Energy 71,980,839
Financial Services - 2.7%
558,300 Equitable Holdings Inc 5.250% 12,740,406
385,749 Federal Agricultural Mortgage Corp 6.000% 9,686,157
1,344,835 Morgan Stanley 5.850% 33,876,394
548,497 Morgan Stanley 6.375% 13,783,729
322,188 Morgan Stanley 6.875% 8,183,575
242,300 Morgan Stanley 6.500% 6,331,299
350,835 Synchrony Financial 5.625% 6,581,665
1,058,054 Voya Financial Inc 5.350% 26,356,125
Total Financial Services 117,539,350
Food, Beverage & Tobacco - 1.5%
1,451,502 CHS Inc 7.100% 38,305,138
528,896 CHS Inc 6.750% 13,566,182
193,870 CHS Inc 7.875% 5,199,594
44,881 CHS Inc 7.500% 1,173,638
76,700 Dairy Farmers of America Inc, 144A 7.875% 7,324,850
Total Food, Beverage & Tobacco 65,569,402
Insurance - 5.6%
1,275,637 American Equity Investment Life Holding Co 5.950% 30,372,917
1,153,711 American Equity Investment Life Holding Co 6.625% 29,165,814
1,069,225 Aspen Insurance Holdings Ltd 9.652% 27,692,928
603,290 Aspen Insurance Holdings Ltd 5.625% 12,970,735
191,504 Assurant Inc 5.250% 4,092,440
1,010,787 Athene Holding Ltd 6.350% 24,885,576
796,416 Athene Holding Ltd 6.375% 19,958,185
540,503 Athene Holding Ltd 7.750% 14,377,380
236,820 Delphi Financial Group Inc 8.759% 5,702,626
717,116 Enstar Group Ltd 7.000% 18,200,404
1,026,075 Maiden Holdings North America Ltd 7.750% 18,428,307
763,405 Reinsurance Group of America Inc 5.750% 19,153,831
556,200 Reinsurance Group of America Inc 7.125% 14,561,316

Shares   Description (a) Coupon Value
Insurance (continued)
221,929 Selective Insurance Group Inc 4.600% $ 4,096,809
Total Insurance 243,659,268
Telecommunication Services - 0.2%
314,900 AT&T Inc 4.750% 6,540,473
Total Telecommunication Services 6,540,473
Total $25 Par (or similar) Retail Preferred
(cost $747,513,069) 722,718,110
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .5 % X 64,757,122
Banks - 0.4%
$ 17,340 ING Groep NV, Reg S 7.500% 5/16/72 $ 16,948,879
Total Banks 16,948,879
Energy - 0.4%
18,035 Enbridge Inc 8.500% 1/15/84 19,231,063
Total Energy 19,231,063
Equity Real Estate Investment Trusts (REITs) - 0.2%
62,450 Credit Suisse Group AG 7.250% 3/12/72 7,337,875
12,260 Credit Suisse Group AG 6.380% 2/21/72 1,440,550
Total Equity Real Estate Investment Trusts (REITs) 8,778,425
Financial Services - 0.2%
49,069 Credit Suisse Group AG 0.000% 1/17/72 5,765,607
8,421 Credit Suisse Group AG 5.250% 2/11/72 989,468
1,800 Deutsche Bank AG, Reg S 4.789% 12/30/49 1,602,000
Total Financial Services 8,357,075
Insurance - 0.1%
36,075 Credit Suisse Group AG 7.500% 1/17/72 4,238,813
Total Insurance 4,238,813
Software & Services - 0.2%
61,301 Credit Suisse Group AG 7.500% 6/11/72 7,202,867
Total Software & Services 7,202,867
Total Corporate Bonds
(cost $265,362,932) 64,757,122
Total Long-Term Investments
(cost $4,588,589,186) 4,299,981,632
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.7%
118,255,644 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(g) $ 118,255,644
Total Investments Purchased with Collateral from Securities Lending
(cost $118,255,644) 118,255,644

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.0%
X –
REPURCHASE AGREEMENTS - 0 .0 % X 950,000
$ 950 (h) Fixed Income Clearing Corp (FICC) 5.280% 3/01/24 $ 950,000
Total Repurchase Agreements
(cost $950,000) 950,000
Total Short-Term Investments
(cost $950,000) 950,000
Total Investments (cost $ 4,707,794,830 ) - 101 .1% 4,419,187,276
Other Assets & Liabilities, Net -   (1.1)% (47,606,514)
Net Assets - 100% $ 4,371,580,762
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 2,923 6/24 $ 321,810,024 $ 322,808,813 $ 998,789
U.S. Treasury Long Bond 725 6/24 85,645,445 86,456,250 810,805
U.S. Treasury Ultra Bond 573 6/24 72,138,229 73,272,375 1,134,146
Total $479,593,698 $482,537,438 $2,943,740
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $113,563,929.
(c) Perpetual security. Maturity date is not applicable.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 5.280% dated 2/29/24 to be repurchased at $950,139 on 3/1/24, collateralized by
Government Agency Securities, with coupon rate 2.000% and maturity date 11/15/41, valued at $969,004.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Strategic Income Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 95.6%
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 50.2% X 381,802,524
$ 1,202 Aaset 2021-2 Trust, 2021 2A, 144A 2.798% 1/15/47 $ 1,045,835
600 (b) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M
reference rate + 2.714% spread), 2021 FL4, 144A
8.034% 12/18/37 569,007
2,000 Adams Outdoor Advertising LP, 2023 1, 144A 6.967% 7/15/53 2,060,214
1,400 (b) AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750% spread),
2022 19A, 144A
8.068% 7/21/35 1,402,206
2,500 (b) Alen 2021-ACEN Mortgage Trust, (TSFR1M reference rate +
4.114% spread), 2021 ACEN, 144A
9.432% 4/15/34 1,209,003
605 (b) Ameriquest Mortgage Securities Inc Asset Back Ser 2004-
R1, (TSFR1M reference rate + 0.714% spread), 2004 R1
2.788% 2/25/34 572,298
1,000 AMSR 2019-SFR1 Trust, 2019 SFR1, 144A 3.247% 1/19/39 929,149
1,482 AMSR 2020-SFR1 Trust, 2020 SFR1, 144A 2.419% 4/17/37 1,420,738
372 Arroyo Mortgage Trust 2019-3, 2019 3, 144A 3.416% 10/25/48 343,900
1,300 (b) Ashford Hospitality Trust 2018-KEYS, (TSFR1M reference rate + 2.022% spread), 2018 KEYS, 144A
7.340% 6/15/35 1,269,125
850 Avis Budget Rental Car Funding AESOP LLC, 2021 1A, 144A 2.130% 8/20/27 773,815
2,000 (b) BAMLL Commercial Mortgage Securities Trust 2022-DKLX,
(TSFR1M reference rate + 3.000% spread), 2022 DKLX,
144A
8.318% 1/15/39 1,959,019
1,200 BANK, 2017 BNK5 4.190% 6/15/60 1,086,472
2,700 BANK, 2019 BN18 4.214% 5/15/62 2,058,850
700 BANK, 2017 BNK8 4.094% 11/15/50 571,720
2,500 BANK, 2019 BN21, 144A 2.500% 10/17/52 1,399,059
2,000 BBCMS Trust 2015-SRCH, 2015 SRCH, 144A 4.957% 8/10/35 1,553,692
1,700 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.285% 2/15/51 1,397,725
1,000 Benchmark 2019-B14 Mortgage Trust, 2019 B14, 144A 2.500% 12/15/62 586,060
2,500 Benchmark 2019-B14 Mortgage Trust, 2019 B14 3.772% 12/15/62 1,829,095
1,500 Benchmark 2020-B18 Mortgage Trust, 2020 B18, 144A 4.139% 7/15/53 1,359,467
1,000 Benchmark 2020-IG2 Mortgage Trust, 2020 IG2, 144A 2.791% 9/15/48 806,723
1,000 Benchmark 2020-IG3 Mortgage Trust, 2020 IG3, 144A 3.536% 9/15/48 882,383
2,948 Bojangles Issuer LLC, 2020 1A, 144A 3.832% 10/20/50 2,777,669
2,625 (b) Boyce Park Clo Ltd, (TSFR3M reference rate + 3.100%
spread), 2022 1A, 144A
8.418% 4/21/35 2,572,757
2,500 (b) BX 2021-LBA3 Mortgage Trust, (TSFR1M reference rate +
2.062% spread), 2021 PAC, 144A
7.380% 10/15/36 2,454,103
1,275 (b) BX Commercial Mortgage Trust 2019-XL, (1-Month LIBOR
reference rate + 2.114% spread), 2019 XL, 144A
2.110% 10/15/36 1,270,728
1,368 (b) BX Commercial Mortgage Trust 2021-XL2, (TSFR1M
reference rate + 1.960% spread), 2021 XL2, 144A
7.278% 10/15/38 1,350,720
1,500 (b) BX Trust 2023-DELC, (TSFR1M reference rate + 3.339%
spread), 2023 DELC, 144A
8.657% 5/15/38 1,520,934
1,095 BXP Trust 2017-CC, 2017 CC, 144A 3.552% 8/13/37 830,583
1,500 BXP Trust 2021-601L, 2021 601L, 144A 2.775% 1/15/44 950,853
492 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
3.100% 12/15/50 426,732
1,250 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
4.690% 12/15/50 1,081,829
1,150 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
4.520% 2/15/50 1,042,461
631 Cars Net Lease Mortgage Notes Series 2021-1, 2021 1A,
144A
1.920% 8/15/51 559,253
1,406 Carvana Auto Receivables Trust 2021-N4, 2021 N4 2.300% 9/11/28 1,360,417
705 CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631% 8/10/49 487,316
1,440 CD Mortgage Trust, 2017 CD3 3.984% 2/10/50 959,326
750 CF 2020-P1 Mortgage Trust, 2020 P1, 144A 3.603% 4/15/52 494,794
49 CF 2020-P1 Mortgage Trust, 2020 P1, 144A 2.840% 4/15/25 46,193
675 CF Hippolyta Issuer LLC, 2020 1, 144A 2.600% 7/15/60 551,922
1,349 CF Hippolyta Issuer LLC, 2020 1, 144A 2.280% 7/15/60 1,234,196

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,000 (b) CIFC Funding 2018-II Ltd, (3-Month LIBOR reference rate +
3.112% spread), 2018 2A, 144A
5.560% 4/20/31 $ 1,001,157
2,000 (b) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 2.262%
spread), 2020 1A, 144A
7.576% 7/15/36 1,998,170
2,125 (b) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 3.362%
spread), 2020 1A, 144A
8.676% 7/15/36 2,129,089
1,305 (b) CIFC Funding 2020-II Ltd, (TSFR3M reference rate + 2.312%
spread), 2020 2A, 144A
7.629% 10/20/34 1,306,518
1,760 (b) CIFC Funding 2020-II Ltd, (TSFR3M reference rate + 3.312%
spread), 2020 2A, 144A
8.629% 10/20/34 1,755,528
385 (b) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
6.762% spread), 2020 2A, 144A
12.079% 10/20/34 386,925
2,500 (b) CIFC Funding 2022-IV Ltd, (SOFR reference rate + 3.550%
spread), 2022 4A, 144A
8.864% 7/16/35 2,505,850
1,000 Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23, 144A
4.474% 7/10/47 876,872
1,690 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
4.137% 4/10/48 1,562,547
2,750 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.758% 4/10/48 2,644,589
850 (b) Citigroup Commercial Mortgage Trust 2021-PRM2,
(TSFR1M reference rate + 2.014% spread), 2021 PRM2,
144A
7.332% 10/15/38 832,293
2,410 Cologix Data Centers US Issuer LLC, 2021 1A, 144A 3.300% 12/26/51 2,185,072
2,000 COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 5/10/47 1,872,769
2,000 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.490% 10/10/47 1,959,199
1,400 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.538% 10/10/47 1,337,872
3,150 Comm 2014-UBS2 Mortgage Trust, 2014 UBS2 4.947% 3/10/47 2,832,274
2,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.739% 6/10/47 1,549,845
2,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 1,123,154
2,000 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 1,500,711
1,840 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.066% 3/10/48 1,688,539
2,628 COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.291% 5/10/48 2,308,037
1,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.348% 8/10/48 948,984
500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.348% 8/10/48 449,111
1,500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 1,283,126
550 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 483,441
3,000 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.464% 10/10/48 2,794,500
900 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.545% 10/10/48 846,043
1,000 COMM 2019-GC44 Mortgage Trust, 2019 GC44 3.522% 8/15/57 811,678
637 COMM Mortgage Trust 4.585% 2/10/47 608,949
2,000 Concord Music Royalties LLC, 2022 1A, 144A 6.500% 1/20/73 2,007,959
3 Connecticut Avenue Securities Trust 2018-R07, 2018 R07,
144A
7.859% 4/25/31 3,416
625 (b) Connecticut Avenue Securities Trust 2021-R03, (SOFR30A
reference rate + 5.500% spread), 2021 R03, 144A
10.822% 12/25/41 645,540
850 (b) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 6.000% spread), 2022 R01, 144A
11.322% 12/25/41 887,789
3,400 (b) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A
reference rate + 4.500% spread), 2022 R02, 144A
9.822% 1/25/42 3,567,035
3,295 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 6.250% spread), 2022 R03, 144A
6.349% 3/25/42 3,660,645
4,000 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 9.850% spread), 2022 R03, 144A
14.823% 3/25/42 4,605,319
4,000 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 3.500% spread), 2022 R03, 144A
8.822% 3/25/42 4,205,920
4,000 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 5.250% spread), 2022 R04, 144A
10.572% 3/25/42 4,330,866
1,880 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04, 144A
8.422% 3/25/42 1,956,554
4,000 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 9.500% spread), 2022 R04, 144A
14.837% 3/25/42 4,550,614

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 5,000 (b) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 7.000% spread), 2022 R05, 144A
12.322% 4/25/42 $ 5,439,542
4,000 (b) Connecticut Avenue Securities Trust 2022-R06, (SOFR30A
reference rate + 3.850% spread), 2022 R06, 144A
9.172% 5/25/42 4,242,477
4,000 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07, 144A
9.971% 6/25/42 4,352,825
2,100 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 12.000% spread), 2022 R07, 144A
17.321% 6/25/42 2,548,382
4,000 (b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 4.750% spread), 2022 R09, 144A
10.071% 9/25/42 4,372,062
600 (b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 6.750% spread), 2022 R09, 144A
12.071% 9/25/42 667,733
4,000 (b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01, 144A
9.071% 12/25/42 4,287,635
3,000 (b) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 5.350% spread), 2023 R04, 144A
10.671% 5/25/43 3,289,009
3,498 (b) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 8.250% spread), 2023 R04, 144A
13.571% 5/25/43 4,019,440
800 (b) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 6.850% spread), 2023 R05, 144A
12.171% 6/25/43 887,299
1,000 (b) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 4.750% spread), 2023 R05, 144A
10.071% 6/25/43 1,076,269
4,000 (b) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 3.900% spread), 2023 R06, 144A
9.188% 7/25/43 4,193,525
2,550 (b) Connecticut Avenue Securities Trust 2023-R08, (SOFR30A
reference rate + 3.550% spread), 2023 R08, 144A
8.872% 10/25/43 2,644,700
3,000 Crescendo Royalty Funding LP, 2021 1, 144A 3.567% 12/20/51 2,775,980
1,000 CSMC 2021-NQM1, 2021 NQM1, 144A 2.130% 5/25/65 660,642
1,617 CyrusOne Data Centers Issuer I, 2023 1A, 144A 5.450% 4/20/48 1,486,201
1,000 CyrusOne Data Centers Issuer I, 2023 2A, 144A 5.560% 11/20/48 950,417
1,173 DB Master Finance LLC, 2021 1A, 144A 2.493% 11/20/51 1,033,284
631 DB Master Finance LLC, 2019 1A, 144A 4.021% 5/20/49 610,024
1,173 DB Master Finance LLC, 2021 1A, 144A 2.045% 11/20/51 1,068,388
130 Diamond Resorts Owner Trust 2021-1, 2021 1A, 144A 3.830% 11/21/33 119,234
130 Diamond Resorts Owner Trust 2021-1, 2021 1A, 144A 2.700% 11/21/33 123,595
30,450 DOLP Trust 2021-NYC, 2021 NYC, (I/O), 144A 0.665% 5/10/41 1,071,750
973 Domino's Pizza Master Issuer LLC, 2021 1A, 144A 2.662% 4/25/51 863,984
1,455 DRIVEN BRANDS FUNDING LLC, 2020 2A, 144A 3.237% 1/20/51 1,318,649
1,300 (b) Elmwood CLO 20 Ltd, (TSFR3M reference rate + 3.650%
spread), 2022 7A, 144A
8.973% 1/17/37 1,297,746
1,500 (b) Elmwood CLO 26 Ltd, (TSFR3M reference rate + 3.600%
spread), 2024 1A, 144A, (WI/DD)
0.000% 4/18/37 1,506,418
2,822 EWC Master Issuer LLC, 2022 1A, 144A 5.500% 3/15/52 2,681,293
4,715 (b) Fannie Mae - CAS, (SOFR30A reference rate + 5.550%
spread), 2023 R02, 144A
10.872% 1/25/43 5,185,498
953 Fannie Mae Connecticut Avenue Securities, 2017 C06 1.800% 2/25/30 4,299
493 Fannie Mae Pool, FN MA5247 6.000% 1/01/54 494,794
11 (b) Fannie Mae Pool, FN 946228, (12-Month LIBOR reference rate + 1.587% spread)
5.837% 9/01/37 10,557
7,280 Fannie Mae Pool, FN MA5165 5.500% 10/01/53 7,203,481
1 (b) Fannie Mae Pool, FN 905597, (12-Month LIBOR reference
rate + 1.875% spread)
6.125% 12/01/36 693
2,119 Fannie Mae Pool, FN MA5039 5.500% 6/01/53 2,097,644
5,742 Fannie Mae Pool, FN MA4942 6.000% 3/01/53 5,769,974
7,017 Fannie Mae Pool, FN MA4918 5.000% 2/01/53 6,810,287
6,743 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 6,545,744
6,857 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 6,787,813
2,077 Fannie Mae Pool, FN MA5106 5.000% 8/01/53 2,014,865
165 (b) Fannie Mae REMICS, (SOFR30A reference rate + 5.836%
spread), 2013 98, (I/O)
0.514% 9/25/43 17,169
83 Flagstar Mortgage Trust 2017-2, 2017 2, 144A 3.987% 10/25/47 72,999
1,228 Flagstar Mortgage Trust 2021-10INV, 2021 10IN, 144A 3.000% 10/25/51 1,008,454

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,522 Flagstar Mortgage Trust 2021-4, 2021 4, 144A 2.500% 6/01/51 $ 1,986,371
11,413 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.225% 7/25/41 1,119,658
4,000 (b) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6, 144A
12.822% 10/25/41 4,284,530
2,020 (b) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 3.400% spread), 2022 DNA1, 144A
8.722% 1/25/42 2,064,258
4,574 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2, 144A
10.072% 2/25/42 4,799,010
3,148 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 8.500% spread), 2022 DNA2, 144A
13.788% 2/25/42 3,453,229
5,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 5.650% spread), 2022 DNA3, 144A
8.647% 4/25/42 5,374,327
4,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 4.350% spread), 2022 DNA3, 144A
9.672% 4/25/42 4,262,304
1,960 (b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 9.750% spread), 2022 DNA3, 144A
15.087% 4/25/42 2,223,007
4,000 (b) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 4.000% spread), 2022 HQA2, 144A
9.322% 7/25/42 4,255,823
126 (b) Freddie Mac Strips, (SOFR30A reference rate + 5.806%
spread), 2014 327, (I/O)
0.481% 3/15/44 9,662
1,000 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 1,009,446
1,000 Frontier Issuer LLC, 2023 1, 144A 8.300% 8/20/53 1,001,840
1,000 Frontier Issuer LLC, 2023 1, 144A 6.600% 8/20/53 1,006,531
6,907 (b) Government National Mortgage Association, (SOFR30A
reference rate + 6.250% spread), 2020 133, (I/O)
0.926% 9/20/50 683,183
3,938 (b) Government National Mortgage Association, (SOFR30A
reference rate + 23.205% spread), 2023 111
2.440% 8/20/53 4,021,437
2,466 (b) Government National Mortgage Association, (SOFR30A
reference rate + 26.100% spread), 2023 96
2.939% 7/20/53 2,578,181
2,000 (b) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 5.400% spread), 2023 2A, 144A
10.758% 3/01/27 1,999,953
1,500 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.897% spread), 2018 TWR, 144A
7.215% 7/15/31 688,050
1,081 (b) GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 1.497% spread), 2018 TWR, 144A
3.449% 7/15/31 783,675
2,600 (b) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 1.364% spread), 2021 ARDN, 144A
6.682% 11/15/36 2,558,538
2,000 (b) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 3.464% spread), 2021 ARDN, 144A
8.782% 11/15/36 1,922,306
1,000 GS Mortgage Securities Trust 2016-GS3, 2016 GS3 3.982% 10/10/49 889,995
1,200 GS Mortgage Securities Trust 2016-GS4, 2016 GS4 3.952% 11/10/49 991,575
1,425 GS Mortgage Securities Trust 2019-GC38, 2019 GC38 4.158% 2/10/52 1,311,251
1,000 GS Mortgage Securities Trust 2020-GSA2, 2020 GSA2 2.012% 12/12/53 790,791
111 GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019
PJ2, 144A
4.000% 11/25/49 103,016
5 GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019
PJ2, 144A
4.000% 11/25/49 4,960
162 GS Mortgage-Backed Securities Corp Trust 2021-PJ5, 2021
PJ5, 144A
2.500% 10/25/51 127,241
8 GS Mortgage-Backed Securities Trust 2021-PJ6, 2021 PJ6,
144A
2.500% 11/25/51 6,450
7 GS Mortgage-Backed Securities Trust 2021-PJ7, 2021 PJ7,
144A
2.500% 1/25/52 6,568
334 GS Mortgage-Backed Securities Trust 2021-PJ8, 2021 PJ8,
144A
2.500% 1/25/52 262,918
2,910 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 2,599,784
750 Hertz Vehicle Financing LLC, 2021 1A, 144A 2.050% 12/26/25 729,249
1,000 HI-FI Music IP Issuer LP, 2022 1A, 144A 3.939% 2/01/62 933,000
327 Hilton Grand Vacations Trust 2019-A, 2019 AA, 144A 2.840% 7/25/33 308,210
1,698 Horizon Aircraft Finance II Ltd, 2019 1, 144A 3.721% 7/15/39 1,519,318
839 Horizon Aircraft Finance III Ltd, 2019 2, 144A 3.425% 11/15/39 662,940
1,000 Hotwire Funding LLC, 2021 1, 144A 2.658% 11/20/51 881,598

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,025 Hpefs Equipment Trust 2022-2, 2022 2A, 144A 4.940% 3/20/30 $ 1,005,287
1,000 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY, 144A 2.943% 12/10/41 719,914
1,500 (b) ILPT Commercial Mortgage Trust 2022-LPF2, (TSFR1M
reference rate + 2.744% spread), 2022 LPF2, 144A
8.062% 10/15/39 1,499,045
424 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 377,604
2,000 Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1,
144A
3.531% 10/25/55 1,699,418
303 Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1,
144A
2.051% 10/25/55 272,942
375 Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1,
144A
1.617% 6/25/56 320,546
450 Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1,
144A
2.383% 6/25/56 326,405
1,250 (c) Industrial DPR Funding Ltd, 2022 1A, 144A 5.380% 4/15/34 1,063,600
2,441 (b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, (TSFR1M reference rate + 2.608% spread), 2022
NLP, 144A
7.918% 4/15/37 2,014,340
2,389 Jonah Energy Abs I LLC, 2022 1, 144A 7.200% 11/20/37 2,380,716
172 (b) JP Morgan Alternative Loan Trust 2007-S1, (TSFR1M
reference rate + 0.674% spread), 2007 S1
5.995% 4/25/47 163,177
376 JP Morgan Mortgage Trust 2018-3, 2018 3, 144A 3.500% 9/25/48 325,163
121 JP Morgan Mortgage Trust 2018-4, 2018 4, 144A 3.500% 10/25/48 102,557
4 JP Morgan Mortgage Trust 2018-6, 2018 6, 144A 3.888% 12/25/48 3,349
405 JP Morgan Mortgage Trust 2021-11, 2021 11, 144A 2.500% 1/25/52 318,852
282 JP Morgan Mortgage Trust 2021-7, 2021 7, 144A 2.500% 11/25/51 221,720
2,500 JPMBB Commercial Mortgage Securities Trust 2015-C31,
2015 C31
4.623% 8/15/48 2,050,996
1,400 JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1, 144A
4.202% 3/17/49 1,196,576
2,000 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6
3.704% 7/15/50 1,387,374
1,335 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7
3.633% 9/15/50 1,115,331
1,400 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7, 144A
4.383% 9/15/50 1,071,374
190 Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, 2013 GCP, 144A
3.985% 2/15/36 169,936
1,469 Lunar 2021-1 Structured Aircraft Portfolio Notes, 2021 1,
144A
5.682% 10/15/46 1,232,398
1,500 (b) Madison Park Funding LIX Ltd, (TSFR3M reference rate +
2.362% spread), 2021 59A, 144A
7.660% 1/18/34 1,501,203
1,500 (b) Madison Park Funding XXXVI Ltd, (TSFR3M reference rate +
3.500% spread), 2019 36A, 144A
5.981% 4/15/35 1,502,163
1,500 (b) Magnetite XXIII Ltd, (TSFR3M reference rate + 2.312%
spread), 2019 23A, 144A
7.636% 1/25/35 1,500,190
87 MAPS 2018-1 Ltd, 2018 1A, 144A 4.212% 5/15/43 79,017
246 MAPS 2021-1 Trust, 2021 1A, 144A 2.521% 6/15/46 217,132
1,000 Mercury Financial Credit Card Master Trust, 2023 1A, 144A 8.040% 9/20/27 1,010,071
1,000 Mercury Financial Credit Card Master Trust, 2023 1A, 144A 9.590% 9/20/27 1,005,332
2,000 MetroNet Infrastructure Issuer LLC, 2022 1A, 144A 6.350% 10/20/52 1,995,313
1,000 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 8.010% 4/20/53 987,500
34,356 MFT Trust 2020-ABC, 2020 ABC, (I/O), 144A 0.119% 2/10/42 264,716
750 Morgan Stanley Capital I Trust 2018-H3, 2018 H3 4.177% 7/15/51 713,691
255 Morgan Stanley Residential Mortgage Loan Trust 2021-5,
2021 5, 144A
2.500% 8/25/51 200,657
2,000 MRCD 2019-MARK Mortgage Trust, 2019 PARK, 144A 2.718% 12/15/36 1,150,000
1,500 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 1,300,290
500 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 423,889
1,000 (b) MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M
reference rate + 2.943% spread), 2022 LPFL, 144A
7.773% 3/15/39 953,279
450 MVW 2019-2 LLC, 2019 2A, 144A 2.680% 10/20/38 421,006
174 MVW 2021-1W LLC, 2021 1WA, 144A 1.940% 1/22/41 160,696

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 329 MVW Owner Trust 2019-1, 2019 1A, 144A 3.330% 11/20/36 $ 316,131
1,500 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 3.579% spread), 2019 MILE, 144A
8.897% 7/15/36 1,076,052
1,500 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 4.329% spread), 2019 MILE, 144A
9.647% 7/15/36 995,988
1,000 (b) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M
reference rate + 3.012% spread), 2021 40A, 144A
8.326% 4/16/33 993,497
660 (b) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M
reference rate + 6.112% spread), 2021 40A, 144A
11.426% 4/16/33 658,978
1,625 (b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 3.200% spread), 2022 48A, 144A
8.525% 4/25/36 1,590,493
1,000 (b) Neuberger Berman Loan Advisers NBLA CLO 53 Ltd,
(TSFR3M reference rate + 7.625% spread), 2023 23-53A,
144A
12.964% 10/24/32 1,003,680
88 New Residential Mortgage Loan Trust 2015-2, 2015 2A,
144A
5.358% 8/25/55 85,200
1,000 NLT 2021-INV2 Trust, 2021 INV2, 144A 2.569% 8/25/56 676,793
1,000 Oak Street Investment Grade Net Lease Fund Series 2021-1,
2021 1A, 144A
4.230% 1/20/51 870,202
823 OBX 2021-J2 Trust, 2021 J2, 144A 2.500% 7/25/51 648,150
2,175 (b) OHA Credit Funding 4 Ltd, (TSFR3M reference rate +
3.462% spread), 2019 4A, 144A
4.336% 10/22/36 2,177,305
1,150 One Bryant Park Trust 2019-OBP, 2019 OBP, 144A 2.516% 9/15/54 982,856
2,871 (b) OPEN Trust, (TSFR1M reference rate + 5.236% spread),
2023 AIR, 144A
10.554% 10/15/28 2,892,806
213 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 198,540
213 Oportun Funding XIV LLC, 2021 A, 144A 3.440% 3/08/28 204,163
617 Oportun Issuance Trust 2021-C, 2021 C, 144A 3.610% 10/08/31 565,668
350 Oportun Issuance Trust 2021-C, 2021 C, 144A 5.570% 10/08/31 302,790
1,000 (b) Palmer Square CLO 2021-3 Ltd, (TSFR3M reference rate +
3.212% spread), 2021 3A, 144A
5.462% 1/15/35 1,000,834
2,500 (b) Palmer Square CLO 2022-1 Ltd, (TSFR3M reference rate +
3.050% spread), 2022 1A, 144A
8.368% 4/20/35 2,502,635
2,000 (b) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A, 144A
10.618% 1/20/36 2,028,486
654 (b) PNMAC GMSR ISSUER TRUST 2018-GT2, (TSFR1M
reference rate + 3.515% spread), 2018 GT2, 144A
8.836% 8/25/25 657,544
1,416 Purewest Funding LLC, 2021 1, 144A 4.091% 12/22/36 1,361,715
1,000 (b) RLGH Trust 2021-TROT, (1-Month LIBOR reference rate +
1.828% spread), 2021 TROT, 144A
1.821% 4/15/36 980,469
11 Sequoia Mortgage Trust 2018-7, 2018 7, 144A 4.000% 9/25/48 10,418
6 Sequoia Mortgage Trust 2019-2, 2019 2, 144A 4.000% 6/25/49 5,792
1,986 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 1,935,574
558 Settlement Fee Finance 2019-1 LLC, 2019 1A, 144A 3.840% 11/01/49 551,770
137 Sierra Timeshare 2019-2 Receivables Funding LLC, 2019 2A,
144A
4.540% 5/20/36 133,579
129 Sierra Timeshare 2019-3 Receivables Funding LLC, 2019 3A,
144A
4.180% 8/20/36 123,662
110 Sierra Timeshare 2021-1 Receivables Funding LLC, 2021 1A,
144A
1.790% 11/20/37 103,795
1,155 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 867,967
40,180 SLG Office Trust 2021-OVA, 2021 OVA, (I/O), 144A 0.258% 7/15/41 582,702
1,855 (b) SMR 2022-IND Mortgage Trust, (TSFR1M reference rate +
3.950% spread), 2022 IND, 144A
9.268% 2/15/39 1,694,268
1,863 Sonic Capital LLC, 2020 1A, 144A 3.845% 1/20/50 1,763,830
863 Start II LTD, 2019 1, 144A 5.095% 3/15/44 750,497
1,719 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 1,550,340
2,584 Taco Bell Funding LLC, 2021 1A, 144A 2.294% 8/25/51 2,234,524
1,500 (b) TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate +
7.122% spread), 2021 2A, 144A
6.985% 7/25/34 1,441,815
1,000 (b) TICP CLO XIV Ltd, (TSFR3M reference rate + 1.912%
spread), 2019 14A, 144A
7.229% 10/20/32 1,000,525

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 700 Tricon American Homes 2020-SFR1, 2020 SFR1, 144A 2.548% 7/17/38 $ 644,687
488 UBS-Barclays Commercial Mortgage Trust 2013-C5, 2013
C5, 144A
3.649% 3/10/46 450,628
1,000 (b) Unity-Peace Park CLO Ltd, (TSFR3M reference rate + 2.000%
spread), 2022 1A, 144A
7.318% 4/20/35 1,000,976
3,000 VB-S1 Issuer LLC - VBTEL, 2022 1A, 144A 4.288% 2/15/52 2,660,716
600 Verus Securitization Trust 2019-4, 2019 4, 144A 3.207% 11/25/59 537,935
11 Verus Securitization Trust 2020-4, 2020 4, 144A 2.321% 5/25/65 10,467
2,000 Verus Securitization Trust 2021-8, 2021 8, 144A 3.288% 11/25/66 1,444,506
886 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 825,090
700 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 556,748
173 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 160,057
929 VR Funding LLC, 2020 1A, 144A 2.790% 11/15/50 830,615
39 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust, 2004 RA3
5.682% 8/25/38 37,556
1,615 Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015
NXS1
3.658% 5/15/48 1,524,542
953 Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
2021 INV1, 144A
3.314% 8/25/51 779,672
848 Wendy's Funding LLC, 2021 1A, 144A 2.370% 6/15/51 735,526
903 Willis Engine Structured Trust VI, 2021 A, 144A 3.104% 5/15/46 776,642
1,461 Willis Engine Structured Trust VII, 2023 A, 144A 8.000% 10/15/48 1,518,498
536 ZAXBY'S FUNDING LLC, 2021 1A, 144A 3.238% 7/30/51 471,068
Total Asset-Backed and Mortgage-Backed Securities
(cost $401,224,580) 381,802,524
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 23.5% X 178,418,805
Automobiles & Components - 0.1%
$ 850 General Motors Financial Co Inc 5.850% 4/06/30 $ 861,224
Total Automobiles & Components 861,224
Banks - 2.8%
1,200 (d) Access Bank PLC, 144A 6.125% 9/21/26 1,090,560
375 African Export-Import Bank/The, 144A 2.634% 5/17/26 347,514
1,000 (d) Akbank TAS, 144A 6.800% 2/06/26 1,004,168
1,050 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
2.720% 8/11/31 915,801
500 Bangkok Bank PCL/Hong Kong, 144A 3.466% 9/23/36 419,926
1,000 Bank of America Corp 5.819% 9/15/29 1,019,078
1,805 Bank of America Corp 5.468% 1/23/35 1,799,778
1,035 Banque Ouest Africaine de Developpement , 144A 4.700% 10/22/31 862,147
1,300 Barclays PLC 6.490% 9/13/29 1,340,023
2,505 Citibank NA 5.803% 9/29/28 2,580,824
310 Credit Suisse AG/New York NY 3.625% 9/09/24 306,924
1,475 Deutsche Bank AG/New York NY 3.961% 11/26/25 1,451,078
1,675 Development Bank of Kazakhstan JSC, 144A 2.950% 5/06/31 1,394,437
375 Grupo Aval Ltd, 144A 4.375% 2/04/30 309,741
1,000 HSBC Holdings PLC 4.583% 6/19/29 962,058
1,400 JPMorgan Chase & Co 1.470% 9/22/27 1,272,086
1,825 JPMorgan Chase & Co 5.350% 6/01/34 1,816,915
500 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 494,880
290 Turkiye Garanti Bankasi AS, 144A 8.375% 2/28/34 291,485
1,375 Wells Fargo Bank NA 5.450% 8/07/26 1,386,778
Total Banks 21,066,201

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Capital Goods - 1.2%
$ 1,730 (d) AerCap Holdings NV 5.875% 10/10/79 $ 1,712,042
1,825 Albion Financing 2 Sarl , 144A 8.750% 4/15/27 1,824,846
850 Boeing Co/The 5.805% 5/01/50 819,298
1,000 Honeywell International Inc 5.250% 3/01/54 997,967
1,140 Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC, 144A
9.000% 2/15/29 1,164,895
900 Sociedad Quimica y Minera de Chile SA, 144A 6.500% 11/07/33 927,900
225 Titan Acquisition Ltd , (WI/DD) 0.000% 2/01/29 223,312
1,065 Windsor Holdings III LLC, 144A 8.500% 6/15/30 1,101,925
Total Capital Goods 8,772,185
Commercial & Professional Services - 0.1%
1,000 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 872,500
Total Commercial & Professional Services 872,500
Consumer Discretionary Distribution & Retail - 0.9%
1,450 (e) JSM Global Sarl , 144A 4.750% 10/20/30 311,750
1,000 Kohl's Corp 4.625% 5/01/31 787,500
850 Lowe's Cos Inc 4.250% 4/01/52 682,911
1,125 Michaels Cos Inc /The, 144A 5.250% 5/01/28 873,448
1,000 Michaels Cos Inc /The, 144A 7.875% 5/01/29 645,704
2,000 Prosus NV, 144A 3.257% 1/19/27 1,840,844
725 Prosus NV, 144A 3.680% 1/21/30 627,618
1,000 Staples Inc , 144A 7.500% 4/15/26 961,415
Total Consumer Discretionary Distribution & Retail 6,731,190
Consumer Services - 0.6%
990 (d) Cinemark USA Inc , 144A 5.250% 7/15/28 924,759
500 GENM Capital Labuan Ltd, 144A 3.882% 4/19/31 432,999
985 Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc, 144A
6.625% 1/15/32 984,998
1,000 NCL Corp Ltd, 144A 5.875% 3/15/26 976,750
1,135 Sands China Ltd 3.250% 8/08/31 945,550
Total Consumer Services 4,265,056
Consumer Staples Distribution & Retail - 0.1%
850 CVS Health Corp 5.050% 3/25/48 758,177
Total Consumer Staples Distribution & Retail 758,177
Energy - 3.5%
720 Civitas Resources Inc , 144A 8.375% 7/01/28 753,425
940 Civitas Resources Inc , 144A 8.750% 7/01/31 999,663
800 Cosan Luxembourg SA, 144A 5.500% 9/20/29 762,667
750 Diamondback Energy Inc 4.400% 3/24/51 605,703
450 Ecopetrol SA 4.625% 11/02/31 372,403
575 Ecopetrol SA 6.875% 4/29/30 559,418
1,000 Ecopetrol SA 5.875% 11/02/51 707,710
100 Ecopetrol SA 5.875% 5/28/45 74,071
2,000 EIG Pearl Holdings Sarl , 144A 3.545% 8/31/36 1,698,000
300 Empresa Nacional del Petroleo , 144A 6.150% 5/10/33 298,749
900 Empresa Nacional del Petroleo , 144A 3.450% 9/16/31 755,243
826 Energean Israel Finance Ltd, 144A, Reg S 5.375% 3/30/28 739,733
1,000 Energy Transfer LP 5.550% 5/15/34 989,399
1,000 Enterprise Products Operating LLC 5.350% 1/31/33 1,013,314
1,700 Galaxy Pipeline Assets Bidco Ltd, 144A 2.625% 3/31/36 1,377,106
985 Genesis Energy LP / Genesis Energy Finance Corp 8.250% 1/15/29 1,001,429
720 Kodiak Gas Services LLC, 144A 7.250% 2/15/29 733,015
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 485,102
500 MEDCO MAPLE TREE PTE LTD, 144A 8.960% 4/27/29 522,227

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 950 MPLX LP 2.650% 8/15/30 $ 808,851
990 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 1,014,433
500 Pertamina Persero PT, 144A 1.400% 2/09/26 461,750
200 Petroleos del Peru SA, 144A 4.750% 6/19/32 156,383
559 Petroleos Mexicanos 7.690% 1/23/50 384,786
100 Petroleos Mexicanos 6.750% 9/21/47 63,553
1,490 Petroleos Mexicanos 6.700% 2/16/32 1,201,284
800 Phillips 66 Co 5.300% 6/30/33 793,370
553 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 547,475
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 871,193
400 Talos Production Inc , 144A 9.000% 2/01/29 408,825
1,000 Thaioil Treasury Center Co Ltd, 144A 2.500% 6/18/30 837,314
1,780 Transcanada Trust 5.500% 9/15/79 1,591,639
495 Transocean Aquila Ltd, 144A 8.000% 9/30/28 504,281
975 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 969,990
1,020 Venture Global LNG Inc , 144A 9.875% 2/01/32 1,073,939
440 Venture Global LNG Inc , 144A 8.125% 6/01/28 446,999
Total Energy 26,584,442
Equity Real Estate Investment Trusts (REITs) - 0.9%
1,050 American Tower Corp 2.750% 1/15/27 977,362
900 Essential Properties LP 2.950% 7/15/31 705,021
1,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 935,083
1,000 Kite Realty Group Trust 4.750% 9/15/30 943,470
1,638 SITE Centers Corp 3.625% 2/01/25 1,611,464
591 SITE Centers Corp 4.250% 2/01/26 576,775
465 SITE Centers Corp 4.700% 6/01/27 457,299
1,000 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 1,035,098
Total Equity Real Estate Investment Trusts (REITs) 7,241,572
Financial Services - 1.7%
1,450 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.100% 1/15/27 1,468,118
500 (b) Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.240% spread), 144A
5.100% 6/07/25 504,550
750 Corebridge Financial Inc 5.750% 1/15/34 747,748
600 DAE Funding LLC, 144A 3.375% 3/20/28 549,630
1,750 ENN Clean Energy International Investment Ltd, 144A 3.375% 5/12/26 1,652,678
500 (b) Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
9.370% spread), 144A
14.739% 4/22/25 485,500
1,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A 9.750% 1/15/29 1,045,000
250 (b) Matterhorn Re Ltd (SOFR reference rate + 5.250% spread),
144A
5.889% 3/24/25 249,450
665 NFP Corp, 144A 7.500% 10/01/30 699,702
600 NFP Corp, 144A 8.500% 10/01/31 662,294
1,095 OneMain Finance Corp 3.500% 1/15/27 1,007,918
1,000 PennyMac Financial Services Inc , 144A 7.875% 12/15/29 1,023,609
1,000 (b) Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate +
3.050% spread), 144A
3.250% 4/07/25 976,700
900 UBS Group AG, 144A 6.301% 9/22/34 930,406
860 UBS Group AG 3.750% 3/26/25 842,273
Total Financial Services 12,845,576
Food, Beverage & Tobacco - 1.1%
1,200 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 1,046,290
750 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 671,573
1,250 BAT International Finance PLC 4.448% 3/16/28 1,205,484
1,200 Bimbo Bakeries USA Inc , 144A 6.050% 1/15/29 1,235,412
750 BRF SA, 144A 4.875% 1/24/30 690,636

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Food, Beverage & Tobacco (continued)
$ 1,200 CIA Cervecerias Unidas SA, 144A 3.350% 1/19/32 $ 1,027,200
950 Constellation Brands Inc 2.875% 5/01/30 834,325
1,000 Triton Water Holdings Inc , 144A 6.250% 4/01/29 872,980
1,075 Ulker Biskuvi Sanayi AS, 144A 6.950% 10/30/25 1,061,132
Total Food, Beverage & Tobacco 8,645,032
Health Care Equipment & Services - 0.5%
1,000 CHS/Community Health Systems Inc , 144A 10.875% 1/15/32 1,018,301
900 HCA Inc 3.500% 9/01/30 804,145
1,045 LifePoint Health Inc , 144A 11.000% 10/15/30 1,105,404
750 UnitedHealth Group Inc 5.350% 2/15/33 765,223
Total Health Care Equipment & Services 3,693,073
Insurance - 1.0%
1,600 Allianz SE, 144A 6.350% 9/06/53 1,668,762
1,655 Ardonagh Group Finance Ltd, 144A 8.875% 2/15/32 1,618,093
500 (b) Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill reference rate + 4.910% spread), 144A
10.279% 12/23/24 486,900
250 (b) Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate +
5.780% spread), 144A
11.148% 3/16/25 234,625
250 (b) Kendall Re Ltd2020 A (3-Month U.S. Treasury Bill reference rate + 4.000% spread), 144A
4.040% 5/02/24 249,750
550 (b) Residential Reinsurance 2020 Ltd2020 A (3-Month U.S.
Treasury Bill reference rate + 6.010% spread), 144A
6.510% 12/06/24 538,780
500 (b) Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 2.250% spread), 144A
2.250% 1/07/25 497,550
1,000 (b) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.500% spread), 144A
8.869% 1/05/27 999,500
1,000 (b) Vitality Re XV Ltd (3-Month U.S. Treasury Bill reference rate +
2.500% spread), 144A
7.873% 1/07/28 998,500
Total Insurance 7,292,460
Materials - 2.3%
1,700 Alpek SAB de CV, 144A 4.250% 9/18/29 1,562,780
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 1,452,879
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 626,973
875 Cemex SAB de CV, 144A 9.125% 12/30/49 933,162
325 Corp Nacional del Cobre de Chile, 144A 6.440% 1/26/36 330,444
950 EverArc Escrow Sarl , 144A 5.000% 10/30/29 806,547
1,120 Freeport Indonesia PT, 144A 5.315% 4/14/32 1,084,868
710 Inversiones CMPC SA, 144A 6.125% 6/23/33 716,859
715 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 724,522
1,325 Mineral Resources Ltd, 144A 9.250% 10/01/28 1,389,594
1,025 OCP SA, 144A 3.750% 6/23/31 867,949
1,325 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 1,208,600
500 Sasol Financing USA LLC, 144A 8.750% 5/03/29 500,125
725 Sasol Financing USA LLC 4.375% 9/18/26 676,933
1,000 SunCoke Energy Inc , 144A 4.875% 6/30/29 897,500
1,500 Suzano Austria GmbH 3.125% 1/15/32 1,231,819
990 Tronox Inc , 144A 4.625% 3/15/29 876,280
900 UltraTech Cement Ltd, 144A 2.800% 2/16/31 755,260
1,000 WRKCo Inc 3.000% 9/15/24 984,594
Total Materials 17,627,688
Media & Entertainment - 0.6%
535 (d) Baidu Inc 1.625% 2/23/27 481,382
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 939,517
900 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 565,829
1,150 Comcast Corp 2.800% 1/15/51 718,899

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment (continued)
$ 350 CSC Holdings LLC, 144A 11.250% 5/15/28 $ 361,120
925 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 777,296
800 Warnermedia Holdings Inc 5.050% 3/15/42 672,734
Total Media & Entertainment 4,516,777
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
395 AbbVie Inc 5.050% 3/15/34 396,966
310 AbbVie Inc 5.400% 3/15/54 314,688
750 Amgen Inc 5.650% 3/02/53 749,688
825 CVS Health Corp 1.750% 8/21/30 670,129
1,750 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 1,715,875
850 Pfizer Investment Enterprises Pte Ltd 5.300% 5/19/53 831,467
670 Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/31 723,840
Total Pharmaceuticals, Biotechnology & Life Sciences 5,402,653
Semiconductors & Semiconductor Equipment - 0.4%
1,400 Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/27 1,352,775
1,200 SK Hynix Inc , 144A 1.500% 1/19/26 1,110,977
675 TSMC Arizona Corp 3.875% 4/22/27 654,000
Total Semiconductors & Semiconductor Equipment 3,117,752
Software & Services - 0.5%
2,075 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 1,850,838
700 Oracle Corp 5.550% 2/06/53 668,738
1,145 UKG Inc , 144A 6.875% 2/01/31 1,156,908
Total Software & Services 3,676,484
Technology Hardware & Equipment - 0.2%
1,700 T-Mobile USA Inc 2.250% 11/15/31 1,379,269
Total Technology Hardware & Equipment 1,379,269
Telecommunication Services - 1.6%
360 Altice France SA/France, 144A 8.125% 2/01/27 330,813
1,185 AT&T Inc 3.500% 9/15/53 814,495
1,400 C&W Senior Financing DAC, 144A 6.875% 9/15/27 1,319,500
775 CT Trust, 144A 5.125% 2/03/32 697,943
975 Empresa Nacional de Telecomunicaciones SA, 144A 3.050% 9/14/32 769,031
770 Iliad Holding SASU, 144A 6.500% 10/15/26 761,230
1,000 Level 3 Financing Inc , 144A 10.500% 5/15/30 1,025,000
585 Level 3 Financing Inc , 144A 3.400% 3/01/27 596,700
1,000 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 1,038,792
1,386 Millicom International Cellular SA2028 2028, 144A 5.125% 1/15/28 1,321,434
1,375 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 1,267,784
1,690 Verizon Communications Inc 1.750% 1/20/31 1,355,388
995 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 860,401
Total Telecommunication Services 12,158,511
Transportation - 0.8%
500 Adani Ports & Special Economic Zone Ltd, 144A 3.100% 2/02/31 398,913
1,241 American Airlines 2021-1 Class A Pass Through Trust2021
2021
2.875% 7/11/34 1,055,285
285 British Airways 2020-1 Class B Pass Through Trust2020 A,
144A
8.375% 11/15/28 295,987
1,000 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 975,000
1,000 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 943,750
1,740 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 1,658,688
1,000 Transnet SOC Ltd, 144A 8.250% 2/06/28 992,536
Total Transportation 6,320,159

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities - 1.9%
$ 1,875 AEP Transmission Co LLC 3.750% 12/01/47 $ 1,440,017
900 AEP Transmission Co LLC 3.650% 4/01/50 676,288
1,035 AES Espana BV, 144A 5.700% 5/04/28 947,025
1,192 Alfa Desarrollo SpA2021 1, 144A 4.550% 9/27/51 886,413
800 Empresas Publicas de Medellin ESP, 144A 4.375% 2/15/31 658,352
1,000 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA , 144A
5.375% 12/30/30 803,754
950 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 907,250
1,050 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 1,039,532
1,125 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 1,067,911
750 Interstate Power and Light Co 3.100% 11/30/51 479,678
875 Israel Electric Corp Ltd, 144A, Reg S 3.750% 2/22/32 727,470
250 NPC Ukrenergo , 144A 6.875% 11/09/28 81,250
750 Public Service Co of Colorado 2.700% 1/15/51 453,554
1,500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 1,372,500
712 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 563,096
1,000 Talen Energy Supply LLC, 144A 8.625% 6/01/30 1,055,041
599 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 459,742
1,000 Wisconsin Power and Light Co 4.950% 4/01/33 971,951
Total Utilities 14,590,824
Total Corporate Bonds
(cost $188,957,609) 178,418,805
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 7.4% X 56,316,689
Automobiles & Components - 0.2%
$ 1,735 General Motors Financial Co Inc 5.700% N/A (f) $ 1,624,789
Total Automobiles & Components 1,624,789
Banks - 3.0%
200 Banco de Credito e Inversiones SA, 144A 8.750% N/A (f) 205,500
1,500 Bank of America Corp 6.100% N/A (f) 1,498,984
1,500 Bank of America Corp 6.125% N/A (f) 1,498,739
1,685 Citigroup Inc 7.625% N/A (f) 1,737,560
2,000 CoBank ACB 6.250% N/A (f) 1,950,000
2,000 Goldman Sachs Group Inc /The 3.800% N/A (f) 1,839,893
1,560 Huntington Bancshares Inc /OH 5.625% N/A (f) 1,411,800
2,450 JPMorgan Chase & Co 3.650% N/A (f) 2,278,276
1,275 JPMorgan Chase & Co 5.000% N/A (f) 1,267,804
2,000 PNC Financial Services Group Inc /The 3.400% N/A (f) 1,692,587
2,000 Truist Financial Corp 4.800% N/A (f) 1,892,038
1,415 Truist Financial Corp 5.100% N/A (f) 1,290,408
2,900 Wells Fargo & Co 3.900% N/A (f) 2,728,732
1,440 (d) Wells Fargo & Co 7.625% N/A (f) 1,523,706
Total Banks 22,816,027
Capital Goods - 0.1%
1,125 Cemex SAB de CV, 144A 5.125% N/A (f) 1,071,512
Total Capital Goods 1,071,512
Energy - 0.2%
1,400 Energy Transfer LP 6.500% N/A (f) 1,356,949
Total Energy 1,356,949

Principal
Amount (000) Description (a) Coupon Maturity Value
Equity Real Estate Investment Trusts (REITs) - 0.2%
$ 1,500 Prologis Targeted US 5.500% 4/01/34 $ 1,489,170
Total Equity Real Estate Investment Trusts (REITs) 1,489,170
Financial Services - 1.2%
1,500 Bank of New York Mellon Corp/The 4.700% N/A (f) 1,468,623
2,050 Charles Schwab Corp/The 5.375% N/A (f) 2,021,641
1,955 (d) Goldman Sachs Group Inc /The 7.500% N/A (f) 2,055,729
2,610 State Street Corp 6.700% N/A (f) 2,602,936
1,000 Voya Financial Inc 7.758% N/A (f) 1,022,815
Total Financial Services 9,171,744
Food, Beverage & Tobacco - 0.3%
2,730 Land O' Lakes Inc , 144A 8.000% N/A (f) 2,323,912
Total Food, Beverage & Tobacco 2,323,912
Insurance - 0.8%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 2,479,845
1,485 Enstar Finance LLC 5.500% 1/15/42 1,337,433
1,000 Hanwha Life Insurance Co Ltd, 144A 3.379% 2/04/32 929,483
1,500 Prudential Financial Inc 6.000% 9/01/52 1,495,943
Total Insurance 6,242,704
Media & Entertainment - 0.3%
2,185 Paramount Global 6.375% 3/30/62 1,895,487
Total Media & Entertainment 1,895,487
Telecommunication Services - 0.2%
1,000 Network i2i Ltd, 144A 3.975% N/A (f) 946,197
800 Network i2i Ltd, 144A 5.650% N/A (f) 792,000
Total Telecommunication Services 1,738,197
Utilities - 0.9%
1,500 Edison International 5.000% N/A (f) 1,424,276
2,035 Sempra 4.875% N/A (f) 1,992,173
1,500 Southern Co/The 4.000% 1/15/51 1,440,467
1,700 Vistra Corp, 144A 8.875% N/A (f) 1,729,282
Total Utilities 6,586,198
Total $1,000 Par (or similar) Institutional Preferred
(cost $58,839,314) 56,316,689
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 6.2% X 47,081,749
Angola - 0.1%
$ 1,050 Angolan Government International Bond, 144A 8.750% 4/14/32 $ 920,062
Total Angola 920,062
Bahrain - 0.1%
500 Bahrain Government International Bond, 144A 6.000% 9/19/44 402,000
Total Bahrain 402,000
Bermuda - 0.1%
625 Bermuda Government International Bond, 144A 2.375% 8/20/30 520,937
Total Bermuda 520,937

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Brazil - 0.2%
$ 570 Brazilian Government International Bond 6.000% 10/20/33 $ 564,039
550 Brazilian Government International Bond 7.125% 5/13/54 549,575
Total Brazil 1,113,614
Chile - 0.0%
450 Chile Government International Bond 3.100% 5/07/41 329,344
Total Chile 329,344
Colombia - 0.2%
1,150 Colombia Government International Bond 5.000% 6/15/45 822,467
825 Colombia Government International Bond 5.200% 5/15/49 596,641
Total Colombia 1,419,108
Costa Rica - 0.1%
905 Costa Rica Government International Bond, 144A 5.625% 4/30/43 814,953
Total Costa Rica 814,953
Cote d'Ivoire - 0.2%
1,175 Ivory Coast Government International Bond, 144A 6.125% 6/15/33 1,028,846
746 Ivory Coast Government International Bond, 144A 5.750% 12/31/32 701,005
350 Ivory Coast Government International Bond, 144A 8.250% 1/30/37 341,653
Total Cote d'Ivoire 2,071,504
Dominican Republic - 0.2%
1,000 Dominican Republic International Bond, 144A 4.500% 1/30/30 906,313
835 Dominican Republic International Bond, 144A 5.300% 1/21/41 702,226
Total Dominican Republic 1,608,539
Ecuador - 0.0%
380 Ecuador Government International Bond, 144A 5.000% 7/31/30 231,343
Total Ecuador 231,343
Egypt - 0.2%
1,650 Egypt Government International Bond, 144A 8.500% 1/31/47 1,278,420
Total Egypt 1,278,420
Ghana - 0.0%
650 Ghana Government International Bond, 144A 8.125% 3/26/32 277,062
Total Ghana 277,062
Guatemala - 0.1%
500 Guatemala Government Bond, 144A 6.600% 6/13/36 504,400
Total Guatemala 504,400
Hungary - 0.1%
350 Hungary Government International Bond 7.625% 3/29/41 399,582
300 Magyar Export-Import Bank Zrt , 144A 6.125% 12/04/27 300,811
Total Hungary 700,393
Indonesia - 0.1%
950 Perusahaan Penerbit SBSN Indonesia III, 144A 3.800% 6/23/50 726,302
Total Indonesia 726,302
Iraq - 0.2%
1,508 Iraq International Bond, 144A 5.800% 1/15/28 1,405,412
Total Iraq 1,405,412
Jamaica - 0.0%
330 Jamaica Government International Bond 6.750% 4/28/28 338,646
Total Jamaica 338,646

Principal
Amount (000)   Description (a) Coupon Maturity Value
Jordan - 0.0%
$ 350 Jordan Government International Bond, 144A 5.850% 7/07/30 $ 315,818
325 Jordan Government International Bond, 144A 7.375% 10/10/47 280,988
Total Jordan 596,806
Kazakhstan - 0.1%
975 Kazakhstan Government International Bond, 144A 6.500% 7/21/45 1,075,084
Total Kazakhstan 1,075,084
Kenya - 0.3%
1,445 Republic of Kenya Government International Bond, 144A 6.300% 1/23/34 1,134,217
500 Republic of Kenya Government International Bond, 144A 9.750% 2/16/31 498,904
Total Kenya 1,633,121
Mexico - 0.6%
1,966 Mexico Government International Bond 4.750% 3/08/44 1,617,482
1,950 Mexico Government International Bond 4.280% 8/14/41 1,542,334
1,000 Mexico Government International Bond 4.750% 4/27/32 940,374
775 Mexico Government International Bond 6.400% 5/07/54 762,425
Total Mexico 4,862,615
Mongolia - 0.1%
795 Mongolia Government International Bond, 144A 4.450% 7/07/31 664,112
Total Mongolia 664,112
Morocco - 0.1%
850 Morocco Government International Bond, 144A 5.500% 12/11/42 734,075
Total Morocco 734,075
Nigeria - 0.0%
415 Nigeria Government International Bond, 144A 7.875% 2/16/32 364,619
325 Nigeria Government International Bond, 144A 8.375% 3/24/29 307,531
Total Nigeria 672,150
Oman - 0.1%
575 Oman Government International Bond, 144A 6.500% 3/08/47 565,536
Total Oman 565,536
Panama - 0.1%
1,360 Panama Bonos del Tesoro 3.362% 6/30/31 1,053,334
Total Panama 1,053,334
Paraguay - 0.1%
550 Paraguay Government International Bond, 144A 5.600% 3/13/48 486,750
200 (d) Paraguay Government International Bond, 144A 6.000% 2/09/36 200,300
Total Paraguay 687,050
Peru - 0.1%
1,050 Peruvian Government International Bond 3.300% 3/11/41 778,412
Total Peru 778,412
Philippines - 0.2%
550 Philippine Government International Bond 6.375% 10/23/34 603,850
495 Philippine Government International Bond 4.200% 3/29/47 412,732
Total Philippines 1,016,582
Poland - 0.1%
630 Republic of Poland Government International Bond 5.500% 4/04/53 626,850
Total Poland 626,850
Qatar - 0.1%
850 Qatar Government International Bond, 144A 4.817% 3/14/49 784,295
Total Qatar 784,295

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Republic of Serbia - 0.1%
$ 375 Serbia International Bond, 144A 6.500% 9/26/33 $ 379,757
Total Republic of Serbia 379,757
Romania - 0.1%
450 Romanian Government International Bond, 144A 7.625% 1/17/53 489,164
250 Romanian Government International Bond, 144A 5.875% 1/30/29 247,843
Total Romania 737,007
Rwanda - 0.1%
1,375 Rwanda International Government Bond, 144A 5.500% 8/09/31 1,108,580
Total Rwanda 1,108,580
Saudi Arabia - 0.1%
1,365 Saudi Government International Bond, 144A 3.750% 1/21/55 962,325
Total Saudi Arabia 962,325
Senegal - 0.1%
700 Senegal Government International Bond, 144A 6.750% 3/13/48 504,420
475 Senegal Government International Bond, 144A 6.250% 5/23/33 394,037
Total Senegal 898,457
South Africa - 0.2%
1,900 (d) Republic of South Africa Government International Bond 5.375% 7/24/44 1,381,680
Total South Africa 1,381,680
Turkey - 0.2%
525 Turkiye Government International Bond 7.625% 5/15/34 522,690
750 Turkiye Ihracat Kredi Bankasi AS, 144A 5.750% 7/06/26 729,255
Total Turkey 1,251,945
Ukraine - 0.0%
225 Ukraine Government International Bond, 144A 7.750% 9/01/29 63,572
Total Ukraine 63,572
United States - 1.2%
9,000 United States Treasury Note/Bond 4.500% 2/15/44 8,997,188
Total United States 8,997,188
Uzbekistan - 0.1%
525 Republic of Uzbekistan International Bond, 144A 5.375% 2/20/29 492,677
Total Uzbekistan 492,677
Vietnam - 0.1%
400 Vietnam Government International Bond, 144A 4.800% 11/19/24 396,500
Total Vietnam 396,500
Total Sovereign Debt
(cost $52,388,294) 47,081,749
Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 5.2% (g) X 39,135,275
Capital Goods - 0.3%
$ 418 Cornerstone Building Brands,
Inc., Term Loan B
8.668% SOFR30A 3.250% 4/12/28 $ 413,969
1,496 Windsor Holdings III, LLC, Term
Loan B
9.824% TSFR1M 4.500% 8/01/30 1,500,694
Total Capital Goods 1,914,663

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
Commercial & Professional Services - 0.1%
$ 680 Ensemble RCM, LLC, Term Loan
B
8.317% SOFR90A 3.000% 8/01/29 $ 676,920
138 GFL Environmental Inc., First
Lien Term Loan
7.816% TSFR3M 2.500% 5/31/27 138,821
Total Commercial & Professional Services 815,741
Consumer Discretionary Distribution & Retail - 1.7%
4,040 CNT Holdings I Corp ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 4,042,808
4,040 CNT Holdings I Corp, Term Loan
, (WI/DD)
TBD TBD TBD TBD 4,042,808
2,482 CNT Holdings I Corp, Term Loan 8.817% SOFR90A 3.500% 11/08/27 2,483,662
518 Les Schwab Tire Centers, Term
Loan B
8.688% SOFR30A 3.250% 11/02/27 518,147
83 LS Group OpCo Acquisition
LLC, Term Loan , (WI/DD)
TBD TBD TBD TBD 83,052
975 PetSmart, Inc., Term Loan B 9.176% SOFR30A 3.750% 2/12/28 972,767
835 Wand NewCo 3, Inc., Term
Loan B
9.076% SOFR30A 3.750% 1/20/31 837,351
Total Consumer Discretionary Distribution & Retail 12,980,595
Consumer Durables & Apparel - 0.1%
437 Weber-Stephen Products LLC,
Term Loan B
8.691% TSFR1M 3.250% 10/29/27 398,903
Total Consumer Durables & Apparel 398,903
Consumer Services - 0.3%
125 Alterra Mountain Company,
Term Loan B
9.176% TSFR1M 3.750% 5/31/30 125,312
985 Fleet US Bidco Inc , (WI/DD) TBD TBD TBD TBD 985,616
348 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.948% SOFR90A 3.500% 10/31/29 349,549
487 IRB Holding Corp, Term Loan B 8.176% SOFR30A 2.750% 12/15/27 486,317
Total Consumer Services 1,946,794
Financial Services - 0.1%
910 GTCR W Merger Sub LLC, Term
Loan B
8.326% TSFR1M 3.000% 1/31/31 914,550
Total Financial Services 914,550
Food, Beverage & Tobacco - 0.0%
391 City Brewing Company, LLC,
Term Loan
9.078% SOFR90A 3.500% 4/05/28 302,243
Total Food, Beverage & Tobacco 302,243
Health Care Equipment & Services - 0.9%
1,970 Bausch & Lomb, Inc., Term Loan 8.671% SOFR30A 3.250% 5/05/27 1,954,299
588 Medline Borrower, LP, Term
Loan B
8.441% TSFR1M 3.000% 10/21/28 588,758
983 Parexel International
Corporation, Term Loan, First
Lien
8.691% TSFR1M 3.250% 11/15/28 982,810
1,419 Select Medical Corporation,
Term Loan B1
8.321% TSFR1M 3.000% 3/05/27 1,420,189
850 Surgery Center Holdings, Inc 4.250% ICE Libor USD
3 Month
3.250% 9/03/24 853,455
850 Surgery Center Holdings, Inc.,
Term Loan
8.820% TSFR1M 3.500% 12/19/30 852,775
Total Health Care Equipment & Services 6,652,286

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
Materials - 0.6%
$ 1,745 Clydesdale Acquisition
Holdings Inc , Term Loan B
9.101% SOFR30A 3.675% 4/13/29 $ 1,745,753
224 Ineos US Finance LLC, Term
Loan B
8.926% TSFR1M 3.500% 2/09/30 222,359
486 Plaze , Inc., Term Loan B 9.970% TSFR1M +
Prime
3.000% 8/03/26 475,292
1,750 Proampac PG Borrower LLC,
Term Loan
9.810% SOFR90A 4.500% 9/15/28 1,754,813
138 Reynolds Group Holdings Inc. ,
Term Loan B2
8.691% TSFR1M 3.250% 2/05/26 138,544
69 W.R. Grace & Co.-Conn., Term
Loan B
9.360% SOFR90A 3.750% 9/22/28 68,669
Total Materials 4,405,430
Media & Entertainment - 0.1%
408 DirecTV Financing, LLC, Term
Loan
10.441% TSFR1M 5.000% 8/02/27 408,248
215 Wood Mackenzie Limited, Term
Loan B
8.814% SOFR90A 3.500% 2/10/31 215,134
Total Media & Entertainment 623,382
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
965 Jazz Financing Lux S.a.r.l ., Term
Loan B
8.441% TSFR1M 3.000% 5/05/28 967,129
1,273 Organon & Co, Term Loan 8.432% TSFR1M 3.000% 6/02/28 1,276,564
Total Pharmaceuticals, Biotechnology & Life Sciences 2,243,693
Semiconductors & Semiconductor Equipment - 0.1%
719 Ultra Clean Holdings, Inc , Term
Loan B
9.191% TSFR1M 3.750% 8/27/25 721,392
Total Semiconductors & Semiconductor Equipment 721,392
Software & Services - 0.4%
248 Camelot U.S. Acquisition LLC,
Term Loan B
8.076% TSFR1M 2.750% 1/31/31 247,811
2,415 Cotiviti Inc , (WI/DD) TBD TBD TBD TBD 2,408,963
486 IGT Holding IV AB, Term Loan
B2
8.972% SOFR90A 3.400% 3/29/28 487,468
94 Ultimate Software Group Inc
(The), Term Loan B
8.814% SOFR90A 3.500% 2/10/31 93,874
Total Software & Services 3,238,116
Technology Hardware & Equipment - 0.0%
292 Ingram Micro Inc., Term Loan 8.610% SOFR90A 3.000% 7/02/28 292,426
Total Technology Hardware & Equipment 292,426
Telecommunication Services - 0.0%
169 Cablevision Lightpath LLC, Term
Loan B
8.682% SOFR30A 3.250% 12/01/27 168,599
Total Telecommunication Services 168,599
Transportation - 0.1%
245 Mileage Plus Holdings LLC,
Term Loan B
10.770% SOFR90A 5.250% 6/21/27 252,685
131 SkyMiles IP Ltd., Term Loan B 9.068% TSFR3M 3.750% 10/20/27 135,157
Total Transportation 387,842

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
Utilities - 0.1%
$ 1,039 Talen Energy Supply, LLC, Term
Loan B
9.826% SOFR90A 4.500% 5/17/30 $ 1,043,737
85 Talen Energy Supply, LLC, Term
Loan C
9.826% SOFR90A 4.500% 5/27/30 84,883
Total Utilities 1,128,620
Total Variable Rate Senior Loan Interests
(cost $39,036,272) 39,135,275
Principal
Amount (000) Description (a),( i ) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 3.0% X 22,516,848
Banks - 2.4%
$ 1,600 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (f) $ 1,688,384
1,050 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (f) 1,029,092
2,200 Banco Santander SA 9.625% N/A (f) 2,356,130
1,375 Bancolombia SA 4.625% 12/18/29 1,288,903
700 Bangkok Bank PCL/Hong Kong, 144A 5.000% N/A (f) 678,944
1,000 Bank Hapoalim BM, 144A, Reg S 3.255% 1/21/32 883,780
1,340 Barclays PLC 8.000% N/A (f) 1,316,656
1,000 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 1,055,900
1,500 BNP Paribas SA, 144A 9.250% N/A (f) 1,593,743
1,500 Lloyds Banking Group PLC 7.500% N/A (f) 1,498,050
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (f) 1,905,644
1,700 Mizrahi Tefahot Bank Ltd, 144A, Reg S 3.077% 4/07/31 1,529,150
2,000 NatWest Group PLC 8.000% N/A (f) 2,021,200
Total Banks 18,845,576
Financial Services - 0.6%
1,505 Deutsche Bank AG 6.000% N/A (f) 1,325,754
1,100 UBS Group AG, 144A 9.250% N/A (f) 1,174,360
1,060 UBS Group AG, 144A 9.250% N/A (f) 1,171,158
Total Financial Services 3,671,272
Total Contingent Capital Securities
(cost $22,808,356) 22,516,848
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.1% X 753,851
Financial Services - 0.1%
28,850 Morgan Stanley 6.500% $ 753,851
Total Financial Services 753,851
Total $25 Par (or similar) Retail Preferred
(cost $721,250) 753,851
Total Long-Term Investments
(cost $763,975,675) 726,025,741
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
7,010,448 (j) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(k) $ 7,010,448
Total Investments Purchased with Collateral from Securities Lending
(cost $7,010,448) 7,010,448

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.9%
X –
REPURCHASE AGREEMENTS - 4.9% X 37,175,818
$ 35,975 (l) Fixed Income Clearing Corp (FICC) 5.280% 3/01/24 $ 35,975,000
1,201 (m) Fixed Income Clearing Corp (FICC) 1.600% 3/01/24 1,200,818
Total Repurchase Agreements
(cost $37,175,818) 37,175,818
Total Short-Term Investments
(cost $37,175,818) 37,175,818
Total Investments (cost $808,161,941 ) - 101.4% 770,212,007
Other Assets & Liabilities, Net -   (1.4)% (10,272,962)
Net Assets - 100% $ 759,939,045
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 50 6/24 $ 5,516,509 $ 5,521,875 $ 5,366
U.S. Treasury 2-Year Note 75 6/24 15,347,346 15,356,250 8,904
U.S. Treasury 5-Year Note 250 6/24 26,682,899 26,726,563 43,664
U.S. Treasury Long Bond 575 6/24 68,325,440 68,568,750 243,310
U.S. Treasury Ultra Bond 275 6/24 35,082,931 35,165,625 82,694
Total $150,955,125 $151,339,063 $383,938
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note (75) 6/24 $ (8,529,925) $ (8,562,891) $ (32,966)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,825,482.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Perpetual security. Maturity date is not applicable.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally ( i ) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
( i ) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 5.280% dated 2/29/24 to be repurchased at $35,980,276 on 3/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 2/28/30, valued at $36,694,569.

(m) Agreement with Fixed Income Clearing Corporation, 1.600% dated 2/29/24 to be repurchased at $1,200,871 on 3/1/24, collateralized by
Government Agency Securities, with coupon rate 3.125% and maturity date 5/15/48, valued at $1,224,841.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

February 29, 2024 (Unaudited) Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
ASSETS
Long-term investments, at value
†‡
$ 80,700,857 $ 1,096,473,758 $ 1,496,659,913 $ 567,127,051 $ 4,299,981,632 $ 726,025,741
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 4,403,069 38,731,870 2,621,260 34,101,522 118,255,644 7,010,448
Short-term investments, at value
◊
1,400,000 17,382,885 28,100,792 22,398,573 950,000 37,175,818
Cash 227,892 – 3,145,652 2,200,795 34,460 86,214
Cash collateral at broker for investments in futures
contracts
(1)
78,401 – – – 12,923,603 4,575,023
Receivables:
Dividends 5,939 488,495 – – 6,358,929 –
Interest 1,187,502 16,151,144 12,738,922 9,632,158 63,409,977 6,225,275
Investments sold 1,709,638 7,621,451 9,862,381 17,068,020 36,337,910 5,809,445
Reclaims 129 105,166 – 876 20,357 –
Reimbursement from Adviser 17,018 85,992 – 29,782 – 74,438
Shares sold 138,302 1,411,163 20,936,253 1,244,926 10,411,886 1,984,986
Variation margin on futures contracts 875 – – – 1,084,188 510,937
Other 75,851 122,104 202,391 241,720 484,639 119,716
Total assets 89,945,473 1,178,574,028 1,574,267,564 654,045,423 4,550,253,225 789,598,041
LIABILITIES
Payables:
Management fees 38,893 609,328 686,145 271,619 2,230,680 319,179
Collateral from securities lending 4,403,069 38,731,870 2,621,260 34,101,522 118,255,644 7,010,448
Dividends 23,829 212,367 1,272,936 103,988 2,597,968 454,374
Interest 949 727 42,678 1,201 – 395
Investments purchased - regular settlement 689,128 12,565,165 663,604 11,503,911 30,699,375 8,110,181
Investments purchased - when-issued/delayed-
delivery settlement 2,173,840 – 39,009,840 17,902,625 8,700,000 12,216,910
Shares redeemed 598,063 2,685,884 6,783,679 766,777 14,431,262 1,100,946
Unfunded senior loans – – 170,450 – – –
Variation margin on futures contracts – – – – – 15,820
Accrued expenses:
Custodian fees 36,690 93,388 296,361 66,650 275,922 115,144
Directors/Trustees fees 45,330 64,959 122,910 63,594 311,653 80,811
Professional fees 24,871 32,563 48,232 27,467 56,422 33,804
Shareholder reporting expenses 4,724 38,193 60,155 32,621 141,107 14,717
Shareholder servicing agent fees 17,918 200,754 292,022 275,610 776,326 146,076
12b-1 distribution and service fees 14,325 146,280 80,937 20,926 195,391 38,279
Other 696 271 1,339 571,250 713 1,912
Total liabilities 8,072,325 55,381,749 52,152,548 65,709,761 178,672,463 29,658,996
Net assets $ 81,873,148 $ 1,123,192,279 $ 1,522,115,016 $ 588,335,662 $ 4,371,580,762 $ 759,939,045
NET ASSETS CONSIST OF:
Paid-in capital $ 223,161,256 $ 1,427,675,531 $ 1,832,278,821 $ 808,219,233 $ 5,119,107,418 $ 889,653,790
Total distributable earnings (loss) (141,288,108) (304,483,252) (310,163,805) (219,883,571) (747,526,656) (129,714,745)
Net assets $ 81,873,148 $ 1,123,192,279 $ 1,522,115,016 $ 588,335,662 $ 4,371,580,762 $ 759,939,045
†
Long-term investments, cost $ 82,002,992 $ 1,125,906,875 $ 1,514,553,234 $ 560,452,108 $ 4,588,589,186 $ 763,975,675
◊
Short-term investments, cost $ 1,400,000 $ 17,382,885 $ 28,100,792 $ 22,398,573 $ 950,000 $ 37,175,818
‡ Includes securities loaned of $ 4,224,677 $ 37,391,386 $ 2,539,085 $ 32,675,466 $ 113,563,929 $ 6,825,482

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
CLASS A:
Net assets $ 49,193,327 $ 187,570,438 $ 210,586,283 $ 53,707,923 $ 448,916,963 $ 138,747,798
Shares outstanding 7,493,548 10,150,843 11,596,599 3,058,655 29,642,049 14,241,339
Net asset value ("NAV") per share $ 6.56 $ 18.48 $ 18.16 $ 17.56 $ 15.14 $ 9.74
Maximum sales charge 4.75% 4.75% 3.00% 4.75% 4.75% 4.25%
Offering price per share (NAV per share plus
maximum sales charge) $ 6.89 $ 19.40 $ 18.72 $ 18.44 $ 15.90 $ 10.17
CLASS C:
Net assets $ 5,837,281 $ 135,786,484 $ 50,903,621 $ 12,934,984 $ 134,892,756 $ 14,066,994
Shares outstanding 890,535 7,362,571 2,803,495 737,199 8,900,263 1,451,158
NAV and offering price per share $ 6.55 $ 18.44 $ 18.16 $ 17.55 $ 15.16 $ 9.69
CLASS R6:
Net assets $ — $ 14,488,295 $ 268,771,495 $ 21,001,484 $ 569,836,025 $ 255,374,660
Shares outstanding — 778,569 14,723,685 1,188,516 37,508,934 26,120,654
NAV and offering price per share $ — $ 18.61 $ 18.25 $ 17.67 $ 15.19 $ 9.78
CLASS I:
Net assets $ 26,842,540 $ 785,347,062 $ 991,853,617 $ 500,691,271 $ 3,217,935,018 $ 351,749,593
Shares outstanding 4,080,058 42,451,534 54,558,163 28,476,279 212,291,576 36,108,643
NAV and offering price per share $ 6.58 $ 18.50 $ 18.18 $ 17.58 $ 15.16 $ 9.74
Authorized shares - per class 2 billion Unlimited Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
See Notes to Financial Statements

Six Months Ended February 29, 2024 (Unaudited) Credit Income Flexible Income
Floating Rate
Income High Yield Income
INVESTMENT INCOME
Dividends $ 12,054 $ 4,351,913 $ 302,572 $ 288,300
Interest 3,618,045 27,353,187 72,515,327 20,908,734
Securities lending income, net 12,276 142,906 29,231 114,101
Other income — 9,303 — —
Tax withheld (45) — — —
Total investment income 3,642,330 31,857,309 72,847,130 21,311,135
EXPENSES
– – – –
Management fees 241,010 3,823,476 4,398,105 1,565,113
12b-1 service fees - Class A 59,104 232,313 253,003 64,392
12b-1 distribution and service fees - Class C 27,898 701,288 245,616 62,950
Shareholder servicing agent fees - Class A 25,695 62,886 80,680 39,134
Shareholder servicing agent fees - Class C 3,021 47,477 19,581 9,567
Shareholder servicing agent fees - Class R6 — 237 3,882 305
Shareholder servicing agent fees - Class I 14,922 264,339 402,779 337,074
Interest expense 44,234 5,193 287,180 81,553
Directors/Trustees fees 1,501 20,646 27,726 9,594
Custodian expenses 18,088 39,983 270,505 32,562
Registration fees 29,759 48,818 55,606 39,328
Professional fees 24,983 53,850 77,645 42,104
Shareholder reporting expenses 12,247 65,992 91,396 85,164
Other 8,233 19,938 27,741 11,229
Total expenses before fee waiver/expense reimbursement 510,695 5,386,436 6,241,445 2,380,069
Fee waiver/expense reimbursement (80,225) (467,290) — (222,576)
Net expenses 430,470 4,919,146 6,241,445 2,157,493
Net investment income (loss) 3,211,860 26,938,163 66,605,685 19,153,642
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (508,739) (41,228,769) (4,723,978) (648,394)
Futures contracts (28,315) — — —
Net realized gain (loss) (537,054) (41,228,769) (4,723,978) (648,394)
Change in unrealized appreciation (depreciation) on:
Investments 3,134,460 66,707,111 23,913,591 16,551,439
Futures contracts (23,326) — — —
Net change in unrealized appreciation (depreciation) 3,111,134 66,707,111 23,913,591 16,551,439
Net realized and unrealized gain (loss) 2,574,080 25,478,342 19,189,613 15,903,045
Net increase (decrease) in net assets from operations $ 5,785,940 $ 52,416,505 $ 85,795,298 $ 35,056,687

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended February 29, 2024 (Unaudited)
Preferred Securities
and Income Strategic Income
INVESTMENT INCOME
Dividends $ 28,561,729 $ 48,535
Interest 113,699,161 23,998,331
Securities lending income, net 708,794 78,981
Total investment income 142,969,684 24,125,847
EXPENSES
– –
Management fees 13,755,016 1,919,128
12b-1 service fees - Class A 556,672 161,083
12b-1 distribution and service fees - Class C 681,554 63,027
Shareholder servicing agent fees - Class A 182,902 66,668
Shareholder servicing agent fees - Class C 55,992 6,702
Shareholder servicing agent fees - Class R6 9,277 10,362
Shareholder servicing agent fees - Class I 1,267,127 179,928
Interest expense 161,171 28,928
Directors/Trustees fees 77,149 13,390
Custodian expenses 171,350 79,732
Registration fees 157,378 41,867
Professional fees 362,063 60,079
Shareholder reporting expenses 317,689 42,460
Other 66,011 15,451
Total expenses before fee waiver/expense reimbursement 17,821,351 2,688,805
Fee waiver/expense reimbursement — (450,978)
Net expenses 17,821,351 2,237,827
Net investment income (loss) 125,148,333 21,888,020
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (26,625,537) (6,061,301)
Futures contracts (3,016,094) (1,262,732)
Swaps contracts — (134,539)
Foreign currency transactions — 6,071
Net realized gain (loss) (29,641,631) (7,452,501)
Change in unrealized appreciation (depreciation) on:
Investments 222,863,657 24,051,091
Futures contracts (692,904) (1,231,747)
Swaps contracts — 8,801
Foreign currency translations — 93
Net change in unrealized appreciation (depreciation) 222,170,753 22,828,238
Net realized and unrealized gain (loss) 192,529,122 15,375,737
Net increase (decrease) in net assets from operations $ 317,677,455 $ 37,263,757

Statement of Changes in Net Assets
See Notes to Financial Statements

Credit Income Flexible Income
Unaudited
Six Months Ended
2/29/24
Year Ended
8/31/23
Unaudited
Six Months Ended
2/29/24
Year Ended
8/31/23
OPERATIONS
Net investment income (loss) $ 3,211,860 $ 6,243,302 $ 26,938,163 $ 59,015,371
Net realized gain (loss) (537,054) (5,753,268) (41,228,769) (64,233,466)
Net change in unrealized appreciation (depreciation) 3,111,134 4,630,749 66,707,111 28,000,860
Net increase (decrease) in net assets from operations 5,785,940 5,120,783 52,416,505 22,782,765
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,851,328) (3,281,093) (5,028,410) (13,676,120)
Class C (196,849) (442,846) (3,271,855) (10,248,794)
Class R6 — — (428,487) (1,006,474)
Class I (1,108,031) (1,830,098) (22,139,009) (61,557,787)
Total distributions (3,156,208) (5,554,037) (30,867,761) (86,489,175)
FUND SHARE TRANSACTIONS
Subscriptions 15,792,517 32,400,921 108,815,463 194,010,656
Reinvestments of distributions 3,013,087 5,191,087 29,517,034 83,952,216
Redemptions (19,910,830) (78,350,315) (226,230,639) (519,415,289)
Net increase (decrease) from Fund share transactions (1,105,226) (40,758,307) (87,898,142) (241,452,417)
Net increase (decrease) in net assets 1,524,506 (41,191,561) (66,349,398) (305,158,827)
Net assets at the beginning of period 80,348,642 121,540,203 1,189,541,677 1,494,700,504
Net assets at the end of period $ 81,873,148 $ 80,348,642 $ 1,123,192,279 $ 1,189,541,677

See Notes to Financial Statements

Floating Rate Income High Yield Income
Unaudited
Six Months Ended
2/29/24
Year Ended
8/31/23
Unaudited
Six Months Ended
2/29/24
Year Ended
8/31/23
OPERATIONS
Net investment income (loss) $ 66,605,685 $ 150,265,779 $ 19,153,642 $ 32,752,275
Net realized gain (loss) (4,723,978) (67,702,336) (648,394) (44,109,337)
Net change in unrealized appreciation (depreciation) 23,913,591 47,492,721 16,551,439 41,951,494
Net increase (decrease) in net assets from operations 85,795,298 130,056,164 35,056,687 30,594,432
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (9,350,723) (17,194,016) (1,891,805) (3,127,077)
Class C (2,087,544) (3,567,470) (413,367) (835,491)
Class R6 (12,714,622) (21,622,055) (738,001) (1,008,624)
Class I (47,882,940) (108,611,273) (16,828,418) (26,708,618)
Total distributions (72,035,829) (150,994,814) (19,871,591) (31,679,810)
FUND SHARE TRANSACTIONS
Subscriptions 300,635,112 1,023,241,998 77,620,778 120,938,042
Reinvestments of distributions 64,218,157 134,159,524 19,246,547 30,705,011
Redemptions (396,941,334) (1,920,315,922) (32,004,889) (177,686,532)
Net increase (decrease) from Fund share transactions (32,088, 065) (762,914,400) 64,862,436 (26,043,479)
Net increase (decrease) in net assets (18,328,596) (783,853,050) 80,047,532 (27,128,857)
Net assets at the beginning of period 1,540,443,612 2,324,296,662 508,288,130 535,416,987
Net assets at the end of period $ 1,522,115,016 $ 1,540,443,612 $ 588,335,662 $ 508,288,130

See Notes to Financial Statements

Preferred Securities and Income Strategic Income
Unaudited
Six Months Ended
2/29/24
Year Ended
8/31/23
Unaudited
Six Months Ended
2/29/24
Year Ended
8/31/23
OPERATIONS
Net investment income (loss) $ 125,148,333 $ 267,188,360 $ 21,888,020 $ 35,324,195
Net realized gain (loss) (29,641,631) (155,700,690) (7,452,501) (32,996,613)
Net change in unrealized appreciation (depreciation) 222,170,753 (192,027,450) 22,828,238 15,902,887
Net increase (decrease) in net assets from operations 317,677,455 (80,539,780) 37,263,757 18,230,469
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (13,208,668) (27,424,381) (3,866,753) (5,424,417)
Class C (3,529,244) (8,092,218) (329,596) (612,879)
Class R6 (17,011,816) (50,835,368) (7,683,972) (12,859,679)
Class I (95,191,477) (194,705,167) (10,554,461) (16,165,662)
Total distributions (128,941,205) (281,057,134) (22,434,782) (35,062,637)
FUND SHARE TRANSACTIONS
Subscriptions 842,604,712 2,764,259,434 132,776,960 220,324,700
Reinvestments of distributions 113,986,781 249,265,746 19,777,620 29,895,920
Redemptions (1,161,617,251) (3,390,380,990) (108,966,297) (225,458,838)
Net increase (decrease) from Fund share transactions (205,025,758) (376,855,810) 43,588,283 24,761,782
Net increase (decrease) in net assets (16,289,508) (738,452,724) 58,417,258 7,929,614
Net assets at the beginning of period 4,387,870,270 5,126,322,994 701,521,787 693,592,173
Net assets at the end of period $ 4,371,580,762 $ 4,387,870,270 $ 759,939,045 $ 701,521,787

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Credit Income
Class
A
2/29/24(d)
$ 6.36 $ 0.25 $ 0.20 $ 0.45 $ (0.25) $ — $ — $ (0.25) $ 6.56
8/31/23
6.36 0.47 (0.05) 0.42 (0.42) — — (0.42) 6.36
8/31/22(f)
6.22 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.36
6/30/22
7.42 0.32 (1.20) (0.88) (0.32) — — (0.32) 6.22
6/30/21
6.69 0.34 0.71 1.05 (0.32) — — (0.32) 7.42
6/30/20
7.44 0.38 (0.75) (0.37) (0.35) — (0.03) (0.38) 6.69
6/30/19
7.51 0.46 (0.04) 0.42 (0.49) — — (0.49) 7.44
Class
C
2/29/24(d)
6.35 0.23 0.20 0.43 (0.23) — — (0.23) 6.55
8/31/23
6.35 0.42 (0.05) 0.37 (0.37) — — (0.37) 6.35
8/31/22(f)
6.21 0.05 0.14 0.19 (0.04) — (0.01) (0.05) 6.35
6/30/22
7.41 0.26 (1.19) (0.93) (0.27) — — (0.27) 6.21
6/30/21
6.69 0.29 0.70 0.99 (0.27) — — (0.27) 7.41
6/30/20
7.43 0.33 (0.74) (0.41) (0.30) — (0.03) (0.33) 6.69
6/30/19
7.50 0.40 (0.04) 0.36 (0.43) — — (0.43) 7.43
Class
I
2/29/24(d)
6.37 0.26 0.21 0.47 (0.26) — — (0.26) 6.58
8/31/23
6.37 0.48 (0.04) 0.44 (0.44) — — (0.44) 6.37
8/31/22(f)
6.23 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.37
6/30/22
7.45 0.34 (1.22) (0.88) (0.34) — — (0.34) 6.23
6/30/21
6.71 0.36 0.72 1.08 (0.34) — — (0.34) 7.45
6/30/20
7.47 0.40 (0.76) (0.36) (0.37) — (0.03) (0.40) 6.71
6/30/19
7.54 0.48 (0.04) 0.44 (0.51) — — (0.51) 7.47
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
7 .21% $ 49,193 1 .31% (e) 1 .11% (e) 7 .98% (e) 61%
6 .87 47,566 1 .23 1 .01 7 .49 86
3 .16 51,908 1 .50 (e) 1 .03 (e) 5 .53 (e) 6
( 12 .23 ) 51,332 1 .15 1 .00 4 .51 120
16 .01 77,953 1 .12 1 .00 4 .75 196
( 5 .15 ) 82,545 1 .12 1 .00 5 .31 80
5 .86 151,673 1 .01 1 .00 6 .19 113
6 .82 5,837 2 .06 (e) 1 .86 (e) 7 .20 (e) 61
6 .09 6,265 1 .98 1 .76 6 .72 86
3 .02 8,926 2 .25 (e) 1 .78 (e) 4 .77 (e) 6
( 12 .92 ) 8,887 1 .90 1 .75 3 .70 120
15 .03 15,101 1 .87 1 .75 4 .02 196
( 5 .75 ) 22,612 1 .87 1 .75 4 .58 80
5 .04 35,655 1 .77 1 .75 5 .46 113
7 .51 26,843 1 .06 (e) 0 .86 (e) 8 .20 (e) 61
7 .16 26,519 0 .98 0 .76 7 .61 86
3 .20 60,706 1 .25 (e) 0 .78 (e) 5 .55 (e) 6
( 12 .23 ) 25,439 0 .90 0 .75 4 .63 120
16 .40 94,051 0 .87 0 .75 4 .99 196
( 5 .03 ) 80,728 0 .86 0 .75 5 .47 80
6 .10 101,560 0 .76 0 .75 6 .45 113

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Flexible Income
Class
A
2/29/24(e)
$ 18.11 $ 0.42 $ 0.44 $ 0.86 $ (0.49) $ — $ (0.49) $ 18.48
8/31/23
18.93 0.81 (0.43) 0.38 (1.20) — (1.20) 18.11
8/31/22(g)
22.27 0.72 (3.16) (2.44) (0.90) — (0.90) 18.93
9/30/21
21.36 0.81 1.04 1.85 (0.94) — (0.94) 22.27
9/30/20
22.06 0.88 (0.39) 0.49 (1.19) — (1.19) 21.36
9/30/19
21.44 1.02 0.76 1.78 (1.16) — (1.16) 22.06
Class
C
2/29/24(e)
18.08 0.36 0.42 0.78 (0.42) — (0.42) 18.44
8/31/23
18.90 0.67 (0.43) 0.24 (1.06) — (1.06) 18.08
8/31/22(g)
22.22 0.58 (3.15) (2.57) (0.75) — (0.75) 18.90
9/30/21
21.31 0.64 1.04 1.68 (0.77) — (0.77) 22.22
9/30/20
22.01 0.72 (0.39) 0.33 (1.03) — (1.03) 21.31
9/30/19
21.40 0.86 0.75 1.61 (1.00) — (1.00) 22.01
Class
R6
2/29/24(e)
18.24 0.46 0.43 0.89 (0.52) — (0.52) 18.61
8/31/23
19.06 0.87 (0.43) 0.44 (1.26) — (1.26) 18.24
8/31/22(g)
22.42 0.79 (3.19) (2.40) (0.96) — (0.96) 19.06
9/30/21
21.50 0.89 1.04 1.93 (1.01) — (1.01) 22.42
9/30/20
22.20 0.96 (0.40) 0.56 (1.26) — (1.26) 21.50
9/30/19
21.57 1.11 0.74 1.85 (1.22) — (1.22) 22.20
Class
I
2/29/24(e)
18.13 0.45 0.43 0.88 (0.51) — (0.51) 18.50
8/31/23
18.95 0.86 (0.44) 0.42 (1.24) — (1.24) 18.13
8/31/22(g)
22.29 0.77 (3.16) (2.39) (0.95) — (0.95) 18.95
9/30/21
21.38 0.87 1.03 1.90 (0.99) — (0.99) 22.29
9/30/20
22.08 0.93 (0.39) 0.54 (1.24) — (1.24) 21.38
9/30/19
21.47 1.08 0.74 1.82 (1.21) — (1.21) 22.08
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
4 .82% $ 187,570 1 .04% (f) 0 .96% (f) 4 .72% (f) 22%
2 .13 190,438 1 .03 0 .96 4 .45 26
( 11 .18 ) 230,505 1 .02 (f) 0 .95 (f) 3 .78 (f) 31
8 .71 298,734 1 .04 0 .95 3 .66 30
2 .35 264,865 1 .04 0 .96 4 .13 38
8 .69 221,484 1 .06 0 .96 4 .85 24
4 .38 135,786 1 .79 (f) 1 .71 (f) 3 .97 (f) 22
1 .37 150,633 1 .78 1 .71 3 .70 26
( 11 .81 ) 208,775 1 .77 (f) 1 .70 (f) 3 .03 (f) 31
7 .97 276,035 1 .79 1 .70 2 .91 30
1 .59 262,068 1 .79 1 .71 3 .38 38
7 .85 223,364 1 .81 1 .71 4 .10 24
4 .97 14,488 0 .73 (f) 0 .65 (f) 5 .03 (f) 22
2 .48 15,278 0 .72 0 .65 4 .75 26
( 10 .96 ) 15,113 0 .71 (f) 0 .64 (f) 4 .12 (f) 31
9 .09 14,881 0 .72 0 .64 3 .97 30
2 .69 6,682 0 .72 0 .64 4 .46 38
9 .03 649 0 .74 0 .64 5 .22 24
4 .95 785,347 0 .79 (f) 0 .71 (f) 4 .97 (f) 22
2 .40 833,193 0 .78 0 .71 4 .69 26
( 11 .00 ) 1,040,308 0 .77 (f) 0 .70 (f) 4 .03 (f) 31
9 .02 1,283,908 0 .79 0 .70 3 .90 30
2 .60 1,060,386 0 .79 0 .71 4 .38 38
8 .91 961,413 0 .80 0 .71 5 .09 24

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Floating Rate Income
Class
A
2/29/24(d)
$ 17.99 $ 0.76 $ 0.24 $ 1.00 $ (0.83) $ — $ (0.83) $ 18.16
8/31/23
18.11 1.36 (0.11) 1.25 (1.37) — (1.37) 17.99
8/31/22(f)
19.06 0.63 (0.93) (0.30) (0.65) — (0.65) 18.11
9/30/21
17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
9/30/20
19.08 0.80 (1.14) (0.34) (0.94) — (0.94) 17.80
9/30/19
19.65 0.93 (0.56) 0.37 (0.94) — (0.94) 19.08
Class
C
2/29/24(d)
17.99 0.70 0.23 0.93 (0.76) — (0.76) 18.16
8/31/23
18.11 1.23 (0.11) 1.12 (1.24) — (1.24) 17.99
8/31/22(f)
19.06 0.50 (0.93) (0.43) (0.52) — (0.52) 18.11
9/30/21
17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
9/30/20
19.08 0.66 (1.14) (0.48) (0.80) — (0.80) 17.80
9/30/19
19.65 0.79 (0.56) 0.23 (0.80) — (0.80) 19.08
Class
R6
2/29/24(d)
18.09 0.80 0.22 1.02 (0.86) — (0.86) 18.25
8/31/23
18.21 1.45 (0.13) 1.32 (1.44) — (1.44) 18.09
8/31/22(f)
19.16 0.69 (0.93) (0.24) (0.71) — (0.71) 18.21
9/30/21
17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
9/30/20
19.17 0.86 (1.15) (0.29) (1.00) — (1.00) 17.88
9/30/19
19.73 1.06 (0.62) 0.44 (1.00) — (1.00) 19.17
Class
I
2/29/24(d)
18.01 0.79 0.23 1.02 (0.85) — (0.85) 18.18
8/31/23
18.14 1.38 (0.09) 1.29 (1.42) — (1.42) 18.01
8/31/22(f)
19.08 0.67 (0.92) (0.25) (0.69) — (0.69) 18.14
9/30/21
17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
9/30/20
19.10 0.84 (1.15) (0.31) (0.98) — (0.98) 17.81
9/30/19
19.67 0.97 (0.55) 0.42 (0.99) — (0.99) 19.10
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
5 .67% $ 210,586 1 .02% (e) 8 .53% (e) 23%
7 .24 204,409 1 .02 7 .61 24
( 1 .61 ) 246,410 0 .94 (e) 3 .70 (e) 37
11 .67 121,925 1 .03 3 .88 52
( 1 .81 ) 90,684 1 .01 4 .43 63
1 .93 112,723 1 .00 4 .81 32
5 .29 50,904 1 .77 (e) 7 .78 (e) 23
6 .45 48,289 1 .77 6 .89 24
( 2 .30 ) 55,285 1 .69 (e) 2 .93 (e) 37
10 .79 34,192 1 .78 3 .14 52
( 2 .50 ) 33,375 1 .76 3 .66 63
1 .21 53,639 1 .75 4 .10 32
5 .78 268,771 0 .69 (e) 8 .85 (e) 23
7 .59 271,373 0 .70 8 .08 24
( 1 .29 ) 227,215 0 .61 (e) 4 .03 (e) 37
12 .03 83,970 0 .70 4 .20 52
( 1 .46 ) 55,634 0 .67 4 .75 63
2 .34 54,122 0 .66 5 .53 32
5 .81 991,854 0 .77 (e) 8 .77 (e) 23
7 .46 1,016,373 0 .77 7 .73 24
( 1 .32 ) 1,795,387 0 .69 (e) 3 .97 (e) 37
11 .93 828,572 0 .78 4 .10 52
( 1 .56 ) 535,410 0 .76 4 .65 63
2 .24 895,304 0 .76 5 .04 32

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
High Yield Income
Class
A
2/29/24(d)
$ 17.07 $ 0.60 $ 0.52 $ 1.12 $ (0.63) $ — $ (0.63) $ 17.56
8/31/23
17.09 1.10 (0.05) 1.05 (1.07) — (1.07) 17.07
8/31/22(f)
19.77 0.77 (2.68) (1.91) (0.77) — (0.77) 17.09
9/30/21
18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
9/30/20
20.16 1.04 (1.57) (0.53) (1.12) — (1.12) 18.51
9/30/19
20.14 1.03 0.07 1.10 (1.08) — (1.08) 20.16
Class
C
2/29/24(d)
17.06 0.54 0.51 1.05 (0.56) — (0.56) 17.55
8/31/23
17.08 0.97 (0.05) 0.92 (0.94) — (0.94) 17.06
8/31/22(f)
19.75 0.64 (2.67) (2.03) (0.64) — (0.64) 17.08
9/30/21
18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
9/30/20
20.14 0.89 (1.56) (0.67) (0.98) — (0.98) 18.49
9/30/19
20.11 0.88 0.08 0.96 (0.93) — (0.93) 20.14
Class
R6
2/29/24(d)
17.17 0.64 0.52 1.16 (0.66) — (0.66) 17.67
8/31/23
17.19 1.19 (0.07) 1.12 (1.14) — (1.14) 17.17
8/31/22(f)
19.88 0.84 (2.70) (1.86) (0.83) — (0.83) 17.19
9/30/21
18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
9/30/20
20.25 1.11 (1.57) (0.46) (1.19) — (1.19) 18.60
9/30/19
20.22 1.11 0.07 1.18 (1.15) — (1.15) 20.25
Class
I
2/29/24(d)
17.09 0.62 0.52 1.14 (0.65) — (0.65) 17.58
8/31/23
17.11 1.15 (0.06) 1.09 (1.11) — (1.11) 17.09
8/31/22(f)
19.79 0.81 (2.67) (1.86) (0.82) — (0.82) 17.11
9/30/21
18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
9/30/20
20.17 1.08 (1.55) (0.47) (1.17) — (1.17) 18.53
9/30/19
20.15 1.08 0.07 1.15 (1.13) — (1.13) 20.17
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
6 .68% $ 53,708 1 .11% (e) 1 .03% (e) 7 .05% (e) 86%
6 .37 49,840 1 .07 1 .00 6 .51 135
( 9 .85 ) 50,895 1 .05 (e) 1 .00 (e) 4 .54 (e) 116
12 .44 53,994 1 .06 0 .99 4 .40 134
( 2 .58 ) 39,747 1 .04 1 .00 5 .43 128
5 .73 47,647 1 .04 1 .00 5 .22 70
6 .27 12,935 1 .86 (e) 1 .78 (e) 6 .30 (e) 86
5 .57 13,359 1 .82 1 .75 5 .72 135
( 10 .46 ) 18,123 1 .80 (e) 1 .75 (e) 3 .76 (e) 116
11 .61 30,391 1 .81 1 .75 3 .69 134
( 3 .33 ) 36,222 1 .80 1 .75 4 .70 128
4 .94 54,408 1 .80 1 .75 4 .47 70
6 .91 21,001 0 .71 (e) 0 .63 (e) 7 .45 (e) 86
6 .70 17,731 0 .68 0 .61 6 .99 135
( 9 .50 ) 7,779 0 .67 (e) 0 .62 (e) 4 .94 (e) 116
12 .87 7,568 0 .70 0 .63 4 .78 134
( 2 .19 ) 6,567 0 .68 0 .63 5 .82 128
6 .09 6,651 0 .68 0 .64 5 .58 70
6 .80 500,691 0 .86 (e) 0 .78 (e) 7 .31 (e) 86
6 .62 427,359 0 .82 0 .75 6 .76 135
( 9 .63 ) 458,620 0 .80 (e) 0 .75 (e) 4 .77 (e) 116
12 .69 579,139 0 .81 0 .74 4 .66 134
( 2 .29 ) 427,818 0 .79 0 .75 5 .67 128
5 .98 492,539 0 .79 0 .75 5 .45 70

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Preferred Securities and Income
Class
A
2/29/24(d)
$ 14.46 $ 0.42 $ 0.69 $ 1.11 $ (0.43) $ — $ — $ (0.43) $ 15.14
8/31/23
15.49 0.79 (0.98) (0.19) (0.84) — — (0.84) 14.46
8/31/22(f)
17.84 0.66 (2.25) (1.59) (0.73) — (0.03) (0.76) 15.49
9/30/21
16.73 0.76 1.18 1.94 (0.83) — — (0.83) 17.84
9/30/20
17.21 0.83 (0.45) 0.38 (0.86) — — (0.86) 16.73
9/30/19
16.75 0.90 0.46 1.36 (0.90) — — (0.90) 17.21
Class
C
2/29/24(d)
14.47 0.36 0.71 1.07 (0.38) — — (0.38) 15.16
8/31/23
15.50 0.68 (0.98) (0.30) (0.73) — — (0.73) 14.47
8/31/22(f)
17.85 0.55 (2.26) (1.71) (0.61) — (0.03) (0.64) 15.50
9/30/21
16.74 0.63 1.18 1.81 (0.70) — — (0.70) 17.85
9/30/20
17.21 0.70 (0.44) 0.26 (0.73) — — (0.73) 16.74
9/30/19
16.77 0.78 0.44 1.22 (0.78) — — (0.78) 17.21
Class
R6
2/29/24(d)
14.51 0.44 0.70 1.14 (0.46) — — (0.46) 15.19
8/31/23
15.53 0.84 (0.97) (0.13) (0.89) — — (0.89) 14.51
8/31/22(f)
17.89 0.71 (2.26) (1.55) (0.78) — (0.03) (0.81) 15.53
9/30/21
16.77 0.83 1.18 2.01 (0.89) — — (0.89) 17.89
9/30/20
17.25 0.89 (0.46) 0.43 (0.91) — — (0.91) 16.77
9/30/19
16.79 0.95 0.46 1.41 (0.95) — — (0.95) 17.25
Class
I
2/29/24(d)
14.47 0.44 0.70 1.14 (0.45) — — (0.45) 15.16
8/31/23
15.50 0.83 (0.98) (0.15) (0.88) — — (0.88) 14.47
8/31/22(f)
17.86 0.70 (2.26) (1.56) (0.77) — (0.03) (0.80) 15.50
9/30/21
16.74 0.81 1.19 2.00 (0.88) — — (0.88) 17.86
9/30/20
17.22 0.87 (0.45) 0.42 (0.90) — — (0.90) 16.74
9/30/19
16.77 0.95 0.44 1.39 (0.94) — — (0.94) 17.22
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
7 .82% $ 448,917 1 .05% (e) 5 .74% (e) 9%
( 1 .21 ) 459,831 1 .01 5 .36 22
( 9 .07 ) 551,741 0 .99 (e) 4 .34 (e) 12
11 .79 597,657 0 .99 4 .32 14
2 .33 458,391 1 .03 4 .97 37
8 .45 416,289 1 .03 5 .44 34
7 .49 134,893 1 .80 (e) 4 .99 (e) 9
( 1 .93 ) 146,126 1 .76 4 .62 22
( 9 .72 ) 184,904 1 .74 (e) 3 .57 (e) 12
10 .96 232,618 1 .74 3 .57 14
1 .63 235,790 1 .78 4 .21 37
7 .54 260,290 1 .79 4 .69 34
7 .97 569,836 0 .72 (e) 6 .07 (e) 9
( 0 .81 ) 559,817 0 .69 5 .66 22
( 8 .84 ) 1,051,040 0 .67 (e) 4 .65 (e) 12
12 .16 944,235 0 .68 4 .65 14
2 .66 453,348 0 .69 5 .32 37
8 .77 382,299 0 .70 5 .73 34
8 .01 3,217,935 0 .80 (e) 5 .99 (e) 9
( 0 .94 ) 3,222,096 0 .76 5 .62 22
( 8 .91 ) 3,338,638 0 .74 (e) 4 .57 (e) 12
12 .11 3,842,118 0 .74 4 .57 14
2 .57 2,792,500 0 .78 5 .20 37
8 .66 2,800,599 0 .78 5 .69 34

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Income
Class
A
2/29/24(d)
$ 9.55 $ 0.28 $ 0.19 $ 0.47 $ (0.28) $ — $ (0.28) $ 9.74
8/31/23
9.78 0.49 (0.23) 0.26 (0.49) — (0.49) 9.55
8/31/22(f)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.35 (1.59) (1.24) (0.33) — (0.33) 9.66
6/30/21
10.69 0.34 0.53 0.87 (0.33) — (0.33) 11.23
6/30/20
10.60 0.36 0.12 0.48 (0.39) — (0.39) 10.69
6/30/19
10.17 0.40 0.38 0.78 (0.35) — (0.35) 10.60
Class
C
2/29/24(d)
9.51 0.24 0.19 0.43 (0.25) — (0.25) 9.69
8/31/23
9.73 0.41 (0.22) 0.19 (0.41) — (0.41) 9.51
8/31/22(f)
9.61 0.05 0.13 0.18 (0.06) — (0.06) 9.73
6/30/22
11.17 0.26 (1.57) (1.31) (0.25) — (0.25) 9.61
6/30/21
10.64 0.26 0.52 0.78 (0.25) — (0.25) 11.17
6/30/20
10.55 0.28 0.12 0.40 (0.31) — (0.31) 10.64
6/30/19
10.12 0.32 0.39 0.71 (0.28) — (0.28) 10.55
Class
R6
2/29/24(d)
9.59 0.29 0.20 0.49 (0.30) — (0.30) 9.78
8/31/23
9.82 0.52 (0.23) 0.29 (0.52) — (0.52) 9.59
8/31/22(f)
9.69 0.07 0.13 0.20 (0.07) — (0.07) 9.82
6/30/22
11.27 0.39 (1.60) (1.21) (0.37) — (0.37) 9.69
6/30/21
10.73 0.38 0.53 0.91 (0.37) — (0.37) 11.27
6/30/20
10.64 0.40 0.12 0.52 (0.43) — (0.43) 10.73
6/30/19
10.20 0.44 0.38 0.82 (0.38) — (0.38) 10.64
Class
I
2/29/24(d)
9.55 0.29 0.20 0.49 (0.30) — (0.30) 9.74
8/31/23
9.78 0.51 (0.23) 0.28 (0.51) — (0.51) 9.55
8/31/22(f)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.37 (1.58) (1.21) (0.36) — (0.36) 9.66
6/30/21
10.69 0.37 0.53 0.90 (0.36) — (0.36) 11.23
6/30/20
10.60 0.39 0.12 0.51 (0.42) — (0.42) 10.69
6/30/19
10.17 0.42 0.39 0.81 (0.38) — (0.38) 10.60
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
5 .06% $ 138,748 0 .96% (e) 0 .84% (e) 5 .84% (e) 32%
2 .72 117,023 0 .96 0 .83 5 .12 66
1 .94 105,182 1 .02 (e) 0 .84 (e) 3 .99 (e) 10
( 11 .26 ) 102,000 0 .93 0 .83 3 .19 75
8 .25 139,845 0 .95 0 .84 3 .07 128
4 .63 101,886 0 .97 0 .84 3 .42 62
7 .89 87,084 0 .96 0 .84 3 .90 54
4 .56 14,067 1 .72 (e) 1 .59 (e) 5 .09 (e) 32
2 .04 12,794 1 .71 1 .59 4 .33 66
1 .82 18,212 1 .77 (e) 1 .59 (e) 3 .23 (e) 10
( 11 .91 ) 19,754 1 .68 1 .58 2 .43 75
7 .39 30,993 1 .70 1 .59 2 .33 128
3 .84 37,285 1 .72 1 .59 2 .71 62
7 .11 42,024 1 .71 1 .59 3 .15 54
5 .22 255,375 0 .62 (e) 0 .49 (e) 6 .19 (e) 32
3 .09 243,866 0 .62 0 .50 5 .45 66
2 .10 240,575 0 .69 (e) 0 .51 (e) 4 .31 (e) 10
( 10 .97 ) 236,581 0 .59 0 .49 3 .59 75
8 .59 67,689 0 .62 0 .51 3 .40 128
4 .96 59,099 0 .63 0 .50 3 .77 62
8 .24 50,127 0 .62 0 .50 4 .26 54
5 .19 351,750 0 .71 (e) 0 .59 (e) 6 .08 (e) 32
2 .97 327,839 0 .71 0 .58 5 .35 66
1 .99 329,623 0 .77 (e) 0 .59 (e) 4 .23 (e) 10
( 11 .01 ) 333,270 0 .68 0 .58 3 .46 75
8 .51 424,677 0 .70 0 .59 3 .32 128
4 .86 395,502 0 .72 0 .59 3 .71 62
8 .15 400,059 0 .71 0 .59 4 .15 54

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information : The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund
(“Strategic Income”), among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and
Nuveen High Yield Income Fund (“High Yield Income”), among others and Nuveen Investment Trust V is comprised of Nuveen Flexible Income
Fund (“Flexible Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund”
and collectively the “Funds”), as diversified funds. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987.
Nuveen Investment Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a
Massachusetts business trust on September 27, 2006.
Current Fiscal Period: The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial
Statements is the six months ended February 29, 2024 (the "current fiscal period").
Investment Adviser and Sub-Advisers: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management LLC (“NAM”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation : None of the Trusts pay compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Directors/Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Fund's investments in non-U.S. securities were as follows:

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class.  Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
Preferred Securities and Income Value
% of
Net Assets
Country:
United Kingdom $ 490,088,786 11 .2%
France 337,210,853 7 .7
Switzerland 188,367,988 4 .3
Canada 156,490,106 3 .6
Spain 126,773,863 2 .9
Netherlands 109,341,261 2 .5
Australia 67,157,911 1 .5
Germany 60,144,906 1 .4
Ireland 59,906,988 1 .4
Other 163,040,002 3 .8
Total non-U.S. Securities $1,758,522,664 40.3%

Notes to Financial Statements
(Unaudited) (continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 48,481,271 $ – $ 48,481,271
Asset-Backed and Mortgage-Backed Securities – 14,989,967 1,708,830 16,698,797
Variable Rate Senior Loan Interests – 6,981,761 – 6,981,761
Sovereign Debt – 3,156,179 – 3,156,179
$1,000 Par (or similar) Institutional Preferred – 2,797,014 – 2,797,014
Contingent Capital Securities – 2,231,756 – 2,231,756
$25 Par (or similar) Retail Preferred 353,951 – – 353,951
Common Stocks – 39 89 128
Investments Purchased with Collateral from Securities
Lending 4,403,069 – – 4,403,069
Short-Term Investments:
Repurchase Agreements – 1,400,000 – 1,400,000
Investments in Derivatives:
Futures Contracts* 9,781 – – 9,781
Total $ 4,766,801 $ 80,037,987 $ 1,708,919 $ 86,513,707
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 570,129,170 $ – $ 570,129,170
$1,000 Par (or similar) Institutional Preferred – 318,308,900 – 318,308,900
Common Stocks 108,702,020 – – 108,702,020
$25 Par (or similar) Retail Preferred 81,030,518 – – 81,030,518
Convertible Preferred Securities 12,779,400 – – 12,779,400
Convertible Bonds – 5,523,750 – 5,523,750
Investments Purchased with Collateral from Securities
Lending 38,731,870 – – 38,731,870
Short-Term Investments:
Repurchase Agreements – 17,382,885 – 17,382,885
Total $ 241,243,808 $ 911,344,705 $ – $ 1,152,588,513
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,274,834,793 $ – $ 1,274,834,793
Corporate Bonds – 163,206,568 – 163,206,568
Common Stocks 792,814 27,117,186 6,739 27,916,739
Exchange-Traded Funds 17,122,765 – – 17,122,765
Warrants 8,405 13,305,695 6,168 13,320,268
Convertible Preferred Securities – 258,780 – 258,780
Investments Purchased with Collateral from Securities
Lending 2,621,260 – – 2,621,260
Short-Term Investments:
Investment Companies 28,100,792 – – 28,100,792
Total $ 48,646,036 $ 1,478,723,022 $ 12,907 $ 1,527,381,965
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 460,496,537 $ – $ 460,496,537
Variable Rate Senior Loan Interests – 78,058,644 – 78,058,644
$1,000 Par (or similar) Institutional Preferred – 12,698,662 – 12,698,662
Exchange-Traded Funds 6,336,000 – – 6,336,000
Contingent Capital Securities – 3,414,697 – 3,414,697
Common Stocks – 3,276,545 – 3,276,545
Warrants – 2,845,966 – 2,845,966
Investments Purchased with Collateral from Securities
Lending 34,101,522 – – 34,101,522
Short-Term Investments:
Investment Companies 22,398,573 – – 22,398,573
Total $ 62,836,095 $ 560,791,051 $ – $ 623,627,146

Notes to Financial Statements
(Unaudited) (continued)
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 2,177,795,752 $ – $ 2,177,795,752
Contingent Capital Securities – 1,334,710,648 – 1,334,710,648
$25 Par (or similar) Retail Preferred 703,228,805 19,489,305 – 722,718,110
Corporate Bonds – 64,757,122 – 64,757,122
Investments Purchased with Collateral from Securities
Lending 118,255,644 – – 118,255,644
Short-Term Investments:
Repurchase Agreements – 950,000 – 950,000
Investments in Derivatives:
Futures Contracts* 2,943,740 – – 2,943,740
Total $ 824,428,189 $ 3,597,702,827 $ – $ 4,422,131,016
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 380,738,924 $ 1,063,600 $ 381,802,524
Corporate Bonds – 178,418,805 – 178,418,805
$1,000 Par (or similar) Institutional Preferred – 56,316,689 – 56,316,689
Sovereign Debt – 47,081,749 – 47,081,749
Variable Rate Senior Loan Interests – 39,135,275 – 39,135,275
Contingent Capital Securities – 22,516,848 – 22,516,848
$25 Par (or similar) Retail Preferred 753,851 – – 753,851
Investments Purchased with Collateral from Securities
Lending 7,010,448 – – 7,010,448
Short-Term Investments:
Repurchase Agreements – 37,175,818 – 37,175,818
Investments in Derivatives:
Futures Contracts* 350,972 – – 350,972
Total $ 8,115,271 $ 761,384,108 $ 1,063,600 $ 770,562,979
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
Level 3
Credit Income Common Stocks
Asset-Backed and
Mortgage-Backed
Securities
Balance at the beginning of period $142 $2,089,491
Gains (losses):
Net realized gains (losses) - 20,242
Change in net unrealized appreciation (depreciation) (14) (110,312)
Purchases at cost - -
Sales at proceeds - (215,646)
Net discounts (premiums) - (74,945)
Transfers into - -
Transfers (out of) (39) -
Balance at the end of period 89 $1,708,830
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - $(110,312)

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Floating Rate Income Common Stocks Warrants
Balance at the beginning of period $401,470 $2,056
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) (29,489) (99,472)
Purchases at cost - 103,584
Sales at proceeds - -
Net discounts (premiums) - -
Transfers into - -
Transfers (out of) (365,242) -
Balance at the end of period 6,739 6,168
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(3,930) $(99,472)
Strategic Income
Asset-Backed and
Mortgage-Backed
Securities
Balance at the beginning of period $1,053,313
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 10,287
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $1,063,600
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $10,287
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Credit Income Asset-Backed Securities $1,708,830 Indicative Trade Broker Quote $30.33 - $21,986 $7,108.32
Common Stocks 89 Expected Recovery Recovery Proceeds $0.01 N/A
Total $1,708,919
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Floating Rate
Income
Warrants $6,168 Expected Recovery Recovery Proceeds $0.25-$0.35 $0.302
Common Stocks 6,739 Expected Recovery Recovery Proceeds $0.005-$0.105 $0.101
Total $12,907
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Strategic Income Asset-Backed Securities $1,063,600 Indicative Trade Broker Quote $85.09 N/A
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Credit Income
Common Stocks $- $- $39 $- $- $(39)

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities
Unfunded Commitments: Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds (except Flexible Income and
Preferred Securities and Income) may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:
Participation Commitments: With respect to the senior loans held in each Fund’s portfolio, the Funds (except Flexible Income and Preferred
Securities and Income) may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Floating Rate Income
Common Stocks $- $- $365,242 $- $- $(365,242)
Fund
Outstanding
Unfunded Senior Loan
Commitments
Credit Income
$ —
Floating Rate Income
170,450
High Yield Income
—
Strategic Income
—
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Credit Income Corporate Bonds $3,722,965 $3,878,079
Contingent Capital Securities 291,823 305,910
$1,000 Par (or similar) Institutional Preferred 207,898 217,005
Sovereign Debt 1,991 2,075
Total $4,224,677 $4,403,069
Flexible Income $1,000 Par (or similar) Institutional Preferred $27,377,471 $28,390,620
Corporate Bonds 10,013,915 10,341,250
Total $37,391,386 $38,731,870
Floating Rate Income Corporate Bonds 2,537,560 2,619,729
Common Stocks $1,525 $1,531
Total $2,539,085 $2,621,260
High Yield Income Corporate Bonds 30,694,139 32,076,387
$1,000 Par (or similar) Institutional Preferred $1,981,327 $2,025,135

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Credit Default Swap Contracts: A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current fiscal period, Strategic Income used credit default swap index contracts to reduce the credit risk of its high yield bond exposure.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid
Total $32,675,466 $34,101,522
Preferred Securities and Income $1,000 Par (or similar) Institutional Preferred $83,971,517 $87,028,316
Contingent Capital Securities 29,592,412 31,227,328
Total $113,563,929 $118,255,644
Strategic Income $1,000 Par (or similar) Institutional Preferred $3,570,029 $3,673,065
Corporate Bonds 2,143,266 2,202,348
Sovereign Debt 1,112,187 1,135,035
Total $6,825,482 $7,010,448
Fund Counterparty
Short-Term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Credit Income Fixed Income Clearing Corporation $1,400,000 $(1,428,072)
Flexible Income Fixed Income Clearing Corporation 17,382,885 (17,730,565)
Preferred Securities and Income Fixed Income Clearing Corporation 950,000 (969,004)
Strategic Income Fixed Income Clearing Corporation 37,175,818 (37,919,410)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Credit Income
$ 48,261,905 $ 1,560,500 $ 48,513,699 $ 2,117,813
Flexible Income
263,896,999 — 341,270,713 —
Floating Rate Income
573,488,392 — 630,145,795 —
High Yield Income
521,555,380 — 459,196,014 —
Preferred Securities and Income
604,861,139 — 805,977,568 —
Strategic Income
150,553,182 114,892,763 131,366,000 92,956,454

Notes to Financial Statements
(Unaudited) (continued)
(received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For
OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Futures Contracts: During the current fiscal period, Credit Income and Preferred Securities and Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure. Strategic Income used U.S. Treasury futures and
Secured Overnight Financing Rate futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
Fund
Average Notional Amount of Credit Default
Swaps Contracts Outstanding
*
Strategic Income $ 4,476,667
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Credit Income $ 5,500,936
Preferred Securities and Income 455,121,462
Strategic Income 146,555,684
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Credit Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
$ 9,781 - $ –
1 1 1 1 1 1 1 1
Preferred Securities and Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
2,943,740 - –
1 1 1 1 1 1 1 1
Strategic Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
383 ,9 39 Unrealized depreciation on
futures contracts
*
(32,966)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Credit Income
Futures contracts Interest rate $ (28,315) $ (23,326)
Preferred Securities and Income
Futures contracts Interest rate (3,016,094) (692,904)
Strategic Income
Futures contracts Interest rate (1,262,732) (1,231,747)
Swap contracts Credit (134,539) 8,801

Notes to Financial Statements
(Unaudited) (continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
2/29/24
Year Ended
8/31/23
Credit Income Shares Amount Shares Amount
Subscriptions:
Class A 708,897 $4,561,386 1,370,390 $8,579,477
Class A - automatic conversion of Class C 168 1,079 5,173 33,123
Class C 123,912 803,956 111,973 701,054
Class I 1,624,479 10,426,096 3,652,971 23,087,267
Total subscriptions 2,457,456 15,792,517 5,140,507 32,400,921
Reinvestments of distributions:
Class A 270,099 1,733,617 485,164 3,040,133
Class C 30,728 196,849 70,748 442,277
Class I 168,285 1,082,621 271,994 1,708,677
Total reinvestments of distributions 469,112 3,013,087 827,906 5,191,087
Redemptions:
Class A (967,107) (6,186,079) (2,545,540) (15,914,334)
Class C (250,646) (1,578,112) (596,846) (3,732,804)
Class C - automatic conversion to Class A (168) (1,079) (5,181) (33,123)
Class I (1,873,995) (12,145,560) (9,288,768) (58,670,054)
Total redemptions (3,091,916) (19,910,830) (12,436,335) (78,350,315)
Net increase (decrease) (165,348) $(1,105,226) (6,467,922) $(40,758,307)
Six Months Ended
2/29/24
Year Ended
8/31/23
Flexible Income Shares Amount Shares Amount
Subscriptions:
Class A 987,884 $17,902,665 1,706,679 $31,349,496
Class A - automatic conversion of Class C 1,304 23,717 1,046 19,618
Class C 176,297 3,190,687 317,690 5,802,152
Class R6 28,596 524,906 161,770 3,000,041
Class I 4,809,083 87,173,488 8,372,559 153,839,349
Total subscriptions 6,003,164 108,815,463 10,559,744 194,010,656
Reinvestments of distributions:
Class A 272,481 4,929,213 737,515 13,435,614
Class C 179,296 3,235,757 555,755 10,105,771
Class R6 8,908 162,325 21,957 402,805
Class I 1,170,220 21,189,739 3,289,392 60,008,026
Total reinvestments of distributions 1,630,905 29,517,034 4,604,619 83,952,216
Redemptions:
Class A (1,625,325) (29,428,499) (4,107,005) (75,027,114)
Class C (1,324,381) (23,836,513) (3,588,303) (65,413,807)
Class C - automatic conversion to Class A (1,306) (23,717) (1,049) (19,618)
Class R6 (96,497) (1,769,330) (138,926) (2,537,973)
Class I (9,474,520) (171,172,580) (20,600,315) (376,416,777)
Total redemptions (12,522,029) (226,230,639) (28,435,598) (519,415,289)
Net increase (decrease) (4,887,960) $(87,898,142) (13,271,235) $(241,452,417)

Six Months Ended
2/29/24
Year Ended
8/31/23
Floating Rate Income Shares Amount Shares Amount
Subscriptions:
Class A 2,131,693 $38,456,539 4,935,777 $88,150,892
Class A - automatic conversion of Class C — — 955 17,227
Class C 464,805 8,367,412 920,194 16,424,166
Class R6 735,072 13,323,963 7,384,785 132,794,656
Class I 13,338,667 240,487,198 43,921,591 785,855,057
Total subscriptions 16,670,237 300,635,112 57,163,302 1,023,241,998
Reinvestments of distributions:
Class A 421,030 7,586,159 808,522 14,447,309
Class C 104,711 1,886,526 179,871 3,214,227
Class R6 651,017 11,793,448 1,050,745 18,881,703
Class I 2,381,426 42,952,024 5,458,413 97,616,285
Total reinvestments of distributions 3,558,184 64,218,157 7,497,551 134,159,524
Redemptions:
Class A (2,316,224) (41,774,846) (7,988,339) (142,677,896)
Class C (449,862) (8,106,081) (1,467,210) (26,242,212)
Class C - automatic conversion to Class A — — (955) (17,227)
Class R6 (1,665,868) (30,199,875) (5,911,638) (106,159,588)
Class I (17,585,358) (316,860,532) (91,948,013) (1,645,218,999)
Total redemptions (22,017,312) (396,941,334) (107,316,155) (1,920,315,922)
Net increase (decrease) (1,788,891) $(32,088,065) (42,655,302) $(762,914,400)
Six Months Ended
2/29/24
Year Ended
8/31/23
High Yield Income Shares Amount Shares Amount
Subscriptions:
Class A 382,055 $6,506,083 1,101,080 $18,529,001
Class A - automatic conversion of Class C — — 4,604 78,366
Class C 86,929 1,505,003 112,200 1,901,886
Class R6 186,742 3,212,490 622,447 10,602,953
Class I 3,817,089 66,397,202 5,289,557 89,825,836
Total subscriptions 4,472,815 77,620,778 7,129,888 120,938,042
Reinvestments of distributions:
Class A 98,141 1,689,255 169,005 2,860,784
Class C 23,151 398,002 47,214 798,080
Class R6 39,594 685,919 57,719 984,086
Class I 955,182 16,473,371 1,537,928 26,062,061
Total reinvestments of distributions 1,116,068 19,246,547 1,811,866 30,705,011
Redemptions:
Class A (341,399) (5,863,029) (1,332,088) (22,518,387)
Class C (156,093) (2,650,834) (432,634) (7,318,769)
Class C - automatic conversion to Class A — — (4,606) (78,366)
Class R6 (70,242) (1,211,998) (100,134) (1,708,537)
Class I (1,300,802) (22,279,028) (8,620,066) (146,062,473)
Total redemptions (1,868,536) (32,004,889) (10,489,528) (177,686,532)
Net increase (decrease) 3,720,347 $64,862,436 (1,547,774) $(26,043,479)

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
2/29/24
Year Ended
8/31/23
Preferred Securities and Income Shares Amount Shares Amount
Subscriptions:
Class A 4,587,954 $67,241,566 12,796,453 $188,583,674
Class A - automatic conversion of Class C — — 3,017 43,887
Class C 619,206 9,143,913 1,533,926 22,800,243
Class R6 5,445,302 80,343,925 27,724,386 416,611,712
Class I 46,807,210 685,875,308 144,763,277 2,136,219,918
Total subscriptions 57,459,672 842,604,712 186,821,059 2,764,259,434
Reinvestments of distributions:
Class A 806,179 11,842,155 1,671,481 24,616,833
Class C 225,770 3,317,985 517,364 7,628,127
Class R6 976,419 14,391,525 3,355,213 49,841,637
Class I 5,742,021 84,435,116 11,351,488 167,179,149
Total reinvestments of distributions 7,750,389 113,986,781 16,895,546 249,265,746
Redemptions:
Class A (7,548,914) (110,558,643) (18,304,616) (270,158,643)
Class C (2,041,524) (29,768,545) (3,882,640) (57,185,264)
Class C - automatic conversion to Class A — — (3,014) (43,887)
Class R6 (7,506,125) (109,540,616) (60,160,199) (877,477,005)
Class I (62,873,536) (911,749,447) (148,884,728) (2,185,516,191)
Total redemptions (79,970,099) (1,161,617,251) (231,235,197) (3,390,380,990)
Net increase (decrease) (14,760,038) $(205,025,758) (27,518,592) $(376,855,810)
Six Months Ended
2/29/24
Year Ended
8/31/23
Strategic Income Shares Amount Shares Amount
Subscriptions:
Class A 3,088,252 $29,150,858 4,634,136 $44,339,678
Class A - automatic conversion of Class C — — 5 45
Class C 398,178 3,819,862 364,973 3,469,766
Class R6 1,293,701 12,388,255 2,391,890 22,945,159
Class I 9,130,576 87,417,985 15,578,755 149,570,052
Total subscriptions 13,910,707 132,776,960 22,969,759 220,324,700
Reinvestments of distributions:
Class A 351,555 3,360,764 484,545 4,636,473
Class C 32,385 307,923 61,553 585,373
Class R6 779,475 7,473,875 1,305,476 12,534,248
Class I 903,700 8,635,058 1,269,098 12,139,826
Total reinvestments of distributions 2,067,115 19,777,620 3,120,672 29,895,920
Redemptions:
Class A (1,445,827) (13,796,033) (3,623,865) (34,666,204)
Class C (325,185) (3,068,976) (952,024) (9,034,404)
Class C - automatic conversion to Class A — — (5) (45)
Class R6 (1,388,303) (13,379,857) (2,765,959) (26,696,572)
Class I (8,239,240) (78,721,431) (16,231,691) (155,061,613)
Total redemptions (11,398,555) (108,966,297) (23,573,544) (225,458,838)
Net increase (decrease) 4,579,267 $43,588,283 2,516,887 $24,761,782

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Credit Income
$ 88,076,152 $ 1,863,436 $ (3,425,881) $ (1,562,445)
Flexible Income
1,214,246,697 22,780,388 (84,438,572) (61,658,184)
Floating Rate Income
1,548,316,798 41,720,267 (62,655,100) (20,934,833)
High Yield Income
617,605,258 14,510,698 (8,488,810) 6,021,888
Preferred Securities and Income
4,739,889,783 74,397,131 (392,155,898) (317,758,767)
Strategic Income
809,442,725 10,200,054 (49,079,800) (38,879,746)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Credit Income
$ 941,097 $ — $ (4,680,354) $ (139,608,541) $ — $ (570,042) $ (143,917,840)
Flexible Income
— — (130,101,677) (156,956,222) (33,498,528) (5,475,568) (326,031,995)
Floating Rate Income
15,606,482 — (44,965,187) (282,488,203) — (12,076,366) (323,923,274)
High Yield Income
4,490,744 — (10,709,785) (225,681,841) — (3,167,786) (235,068,668)
Preferred Securities and
Income
10,519,404 — (553,118,407) (371,574,046) — (22,089,857) (936,262,906)
Strategic Income
5,898,486 — (62,963,730) (84,004,904) — (3,473,573) (144,543,721)
Fund
Short-Term Long-Term Total
Credit Income
$ 47,839,941 $ 91,768,600 $ 139,608,541
Flexible Income
77,392,504 79,563,718 156,956,222
Floating Rate Income
69,551,059 212,937,144 282,488,203
High Yield Income
37,045,334 188,636,507 225,681,841
Preferred Securities and Income
111,749,755 259,824,291 371,574,046
Strategic Income
36,892,620 47,112,284 84,004,904

Notes to Financial Statements
(Unaudited) (continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for Credit Income and Strategic Income, making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of February 29, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Average Daily Net Assets
Credit
Income
Flexible
Income
Floating
Rate
Income
High
Yield
Income
Preferred
Securities
and
Income
Strategic
Income
For the first $125 million 0.4000% 0.5500% 0.4500% 0.4500% 0.5500% 0.3600%
For the next $125 million 0.3875 0.5375 0.4375 0.4375 0.5375 0.3475
For the next $250 million 0.3750 0.5250 0.4250 0.4250 0.5250 0.3350
For the next $500 million 0.3625 0.5125 0.4125 0.4125 0.5125 0.3225
For the next $1 billion 0.3500 0.5000 0.4000 0.4000 0.5000 0.3100
For the next $3 billion 0.3250 0.4750 0.3750 0.3750 0.4750 0.2850
For the next $5 billion 0.3000 0.4500 0.3500 0.3500 0.4500 0.2600
For net assets over $10 billion 0.2875 0.4375 0.3375 0.3375 0.4375 0.2475
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Credit Income
0 .2000%
Flexible Income
0 .1601%
Floating Rate Income
0 .1601%
High Yield Income
0 .1601%
Preferred Securities and Income
0 .1601%
Strategic Income
0 .1918%

Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Credit Income 0.75% July 31, 2025 N/A
Flexible Income 0.75% July 31, 2025 1.25%
Floating Rate Income 0.85% July 31, 2025 1.10%
High Yield Income 0.79% July 31, 2025 1.35%
Preferred Securities and Income N/A N/A 1.25%
Strategic Income 0.59% July 31, 2025 N/A
N/A - Not Applicable.
Fund
Amount
Credit Income
$ —
Flexible Income
9,303
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Credit Income
$ 16,670 $ 14,677
Flexible Income
53,221 48,140
Floating Rate Income
107,722 99,800
High Yield Income
24,645 22,517
Preferred Securities and Income
250,621 228,844
Strategic Income
441,079 387,468
Fund
Commission
Advances
Credit Income
$ 7,071
Flexible Income
32,177
Floating Rate Income
108,685
High Yield Income
16,535
Preferred Securities and Income
130,780
Strategic Income
38,781

Notes to Financial Statements
(Unaudited) (continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen were as follows:
9. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
12b-1 Fees
Retained
Credit Income
$ 2,190
Flexible Income
15,972
Floating Rate Income
29,515
High Yield Income
3,319
Preferred Securities and Income
70,713
Strategic Income
4,858
Fund
CDSC
Retained
Credit Income
$ 570
Flexible Income
9,816
Floating Rate Income
17,752
High Yield Income
528
Preferred Securities and Income
8,720
Strategic Income
7,582
Fund Nuveen Owned Shares
Flexible Income -%*
Floating Rate Income -%*
*Rounds to less than 1%.

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Credit Income
$ 114,110
Flexible Income
—
Floating Rate Income
10,800,000
High Yield Income
—
Preferred Securities and Income
57,400,000
Strategic Income
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Credit Income
3 $ 114,110 6 .53%
Flexible Income
— — —
Floating Rate Income
10 10,500,000 6 .53
High Yield Income
— — —
Preferred Securities and Income
16 26,200,491 6 .53
Strategic Income
— — —

Shareholder Meeting Report
(Unaudited)
The special meeting of shareholders was held on November 20, 2023 for Nuveen Investment Trust V, Nuveen Investment Funds, Inc. and Nuveen
Investment Trust III; at this meeting the shareholders were asked to elect Board members.
Nuveen
Investment
Funds, Inc.
Nuveen
Investment
Trust III
Nuveen
Investment
Trust V
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 527,096,856 85,910,584 279,011,480
Withhold 6,978,513 624,873 2,605,918
Total 534,075,369 86,535,457 281,617,398
Michael A. Forrester
For 528,051,701 86,067,271 279,670,519
Withhold 6,023,668 468,186 1,946,879
Total 534,075,369 86,535,457 281,617,398
Thomas J. Kenny
For 528,042,849 86,052,821 279,665,769
Withhold 6,032,520 482,636 1,951,629
Total 534,075,369 86,535,457 281,617,398
Amy B.R. Lancellotta
For 528,290,629 86,002,024 279,558,031
Withhold 5,784,740 533,433 2,059,367
Total 534,075,369 86,535,457 281,617,398
Joanne T. Medero
For 528,012,180 85,993,705 279,513,027
Withhold 6,063,189 541,752 2,104,371
Total 534,075,369 86,535,457 281,617,398
Albin F. Moschner
For 527,124,878 86,006,080 279,516,924
Withhold 6,950,491 529,377 2,100,474
Total 534,075,369 86,535,457 281,617,398
John K. Nelson
For 528,105,547 83,489,836 279,308,542
Withhold 5,969,822 3,045,621 2,308,856
Total 534,075,369 86,535,437 281,617,398
Loren M. Starr
For 528,323,160 83,036,050 279,693,509
Withhold 5,752,209 499,407 1,923,889
Total 534,075,369 86,535,457 281,617,398
Matthew Thornton III
For 528,016,841 83,040,342 279,631,102
Withhold 6,058,528 495,115 1,986,296
Total 534,075,369 86,535,457 281,617,398
Terence J. Toth
For 527,139,054 83,447,179 272,225,394
Withhold 6,936,315 3,088,278 9,392,004
Total 534,075,369 86,535,457 281,617,398
Margaret L. Wolff
For 528,268,255 85,991,465 279,607,501
Withhold 5,807,114 543,992 2,009,897
Total 534,075,369 86,535,457 281,617,398
Robert L. Young
For 528,003,067 86,044,825 279,611,995
Withhold 6,072,302 490,632 2,005,403
Total 534,075,369 86,535,457 281,617,398

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Asset-Backed Securities (ABS):
Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Basis Point:
One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.
Beta:
A measure of the variability of the change in the share price for a fund in relation to a change in the value of the fund’s market benchmark. Securities with betas higher than 1.0 have been, and are expected to be, more volatile than the benchmark; securities with betas lower than 1.0 have been, and are expected to be, less volatile than the benchmark.
Commercial Mortgage-Backed Securities (CMBS):
Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multi-family housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.
Contingent Capital Securities ( CoCos ):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to
CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s
CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Hybrid Security:
A hybrid security combines two or more different financial instruments. A hybrid security generally combines both debt and equity characteristics.
Mortgage-Backed Securities (MBS):
Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS) or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-
agency RMBS, depending on the issuer.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Option-adjusted spread (OAS):
The option-adjusted spread (OAS) for a fixed-income security is the amount of yield that would need to be added to each of the discount rates used to value each of the security’s cash flows (typically based on the yields of U.S. Treasury securities) so that the sum of the discounted value of all of the security’s cash flows matches its market price, using a dynamic pricing model that takes into account any embedded options, such as call features, applicable to the security.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the Fund’s dividends paid deduction.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the “Funds”)
has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors/Trustees previously designated Nuveen
Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required und er the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1) the
Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen Floating Rate Fund determined that it would hold a minimum of 10% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period. Similarly during the Review Period, Nuveen High Yield Income Fund determined that it would hold a minimum of 20% of its assets in highly liquid investments, and it maintained at least that amount during the review period. All of the other Funds in this Report primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-TFI-0224P 3479119-INV-B-04/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: May 3, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: May 3, 2024